UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21108

Pioneer Series Trust X
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Dynamic
Credit Fund

NQ | December 31, 2017

Ticker Symbols: Class A RCRAX Class C RCRCX Class Y RCRYX

	Principal
	Amount
	USD ($)		Value
		UNAFFILIATED ISSUERS - 96.2%
		CONVERTIBLE CORPORATE BOND - 0.0%† of Net Assets
		MATERIALS - 0.0%†
		Steel - 0.0%†
EUR	79,012	New World Resources NV, 4.0% (8.0% PIK 4.0% cash), 10/7/20 (144A)	$9
		Total Materials	$9
		TOTAL CONVERTIBLE CORPORATE BOND
		(Cost $72,891)	$9
	Shares
		CONVERTIBLE PREFERRED STOCKS - 1.0% of Net Assets
		BANKS - 1.0%
		Diversified Banks - 1.0%
	900(a)	Bank of America Corp., 7.25%	$1,187,100
	1,530(a)	Wells Fargo & Co., 7.5%	2,004,285
		Total Banks	$3,191,385
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $3,120,106)	$3,191,385
		COMMON STOCKS - 0.2% of Net Assets
		CAPITAL GOODS - 0.0%†
		Industrial Machinery - 0.0%†
	3,071(b)(c)	Liberty Tire Recycling LLC	$31
		Total Capital Goods	$31
		TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
		Communications Equipment - 0.2%
	37,408(b)	Avaya Holdings Corp.	$656,510
		Total Technology Hardware & Equipment	$656,510
		TOTAL COMMON STOCKS
		(Cost $673,545)	$656,541
	Principal
	Amount
	USD ($)
		ASSET BACKED SECURITIES - 2.9% of Net Assets
		BANKS - 2.8%
		Thrifts & Mortgage Finance - 2.8%
	1,200,000	Ascentium Equipment Receivables Trust, Series 2016-2A, Class E, 6.79%, 10/10/24 (144A)	$1,247,437
	499,993	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class E, 5.27%, 5/20/20 (144A)	491,153
	500,000	Conn Funding II LP, Series 2017-A, Class B, 5.11%, 2/15/20 (144A)	501,571
	680,000	Engs Commercial Finance Trust, Series 2016-1A, Class D, 5.22%, 1/22/24 (144A)	664,881
	1,800,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	1,756,125
	145,377(d)	GE Mortgage Services LLC, Series 1997-HE1, Class A4, 7.78%, 3/25/27	67,888
	175,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)	178,568
	710,500	Navitas Equipment Receivables LLC, Series 2015-1, Class D, 5.75%, 7/15/21 (144A)	705,960
	1,500,000(e)	Progress Residential Trust, Series 2016-SFR1, Class F, 6.46% (1 Month USD LIBOR + 500 bps), 9/17/33 (144A)	1,553,132
	10,101(d)	Security National Mortgage Loan Trust, Series 2007-1A, Class 1A3, 6.55%, 4/25/37 (144A)	10,076
	1,377,680	Solarcity Lmc Series VI LLC, Series 2016-A, Class A, 4.8%, 9/20/48 (144A)	1,380,401
		Total Banks	$8,557,192
		CONSUMER SERVICES - 0.1%
		Hotels, Resorts & Cruise Lines - 0.1%
	227,680	Westgate Resorts LLC, Series 2014-1A, Class C, 5.5%, 12/20/26 (144A)	$230,276
		Total Consumer Services	$230,276
		TOTAL ASSET BACKED SECURITIES
		(Cost $8,884,030)	$8,787,468
		COLLATERALIZED MORTGAGE OBLIGATIONS - 6.2% of Net Assets
		BANKS - 6.1%
		Thrifts & Mortgage Finance - 6.1%
	69,109(d)	Bear Stearns ALT-A Trust, Series 2003-3, Class 1A, 3.405%, 10/25/33	$69,432
	74,347(d)	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41	74,322
	1,600,000(d)	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class E, 5.107%, 10/12/42	1,455,688
	1,000,000(d)	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E, 3.208%, 7/10/47 (144A)	650,521
	400,000	Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class E, 4.509%, 9/10/31 (144A)	398,903
	715,000(d)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class B, 5.839%, 5/15/46	713,928
	220,000(d)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class C, 5.839%, 5/15/46	155,835
	2,050,000(d)	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class G, 5.1%, 8/15/38 (144A)	1,978,216
	500,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.584%, 11/15/48	452,590
	309,641(d)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B2, 5.451%, 6/25/33	3
	1,650,000(e)	Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 3.752% (1 Month USD LIBOR + 220 bps), 1/25/30	1,666,950
	230,500	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	93,422
	87,413	Global Mortgage Securitization, Ltd., Series 2004-A, Class B3, 5.25%, 11/25/32 (144A)	5,199
	344,477	Global Mortgage Securitization, Ltd., Series 2005-A, Class B2, 5.25%, 4/25/32 (144A)	278,166
	Principal
	Amount
	USD ($)		Value
		Thrifts & Mortgage Finance - (continued)
	70,724	Global Mortgage Securitization, Ltd., Series 2005-A, Class B3, 5.25%, 4/25/32 (144A)	$16,778
	570,000(d)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	471,715
	365,109(e)	GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 5.377% (1 Month USD LIBOR + 390 bps), 7/15/31 (144A)	366,431
	1,500,000(e)	Home Partners of America Trust, Series 2016-1, Class F, 7.06% (1 Month USD LIBOR + 560 bps), 3/17/33 (144A)	1,519,560
	43,015+	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)	42,951
	1,850,000(e)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-CBMZ, Class M, 7.702% (1 Month USD LIBOR + 622 bps), 10/15/19 (144A)	1,863,844
	300,000(d)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.096%, 12/15/49 (144A)	235,784
	505,699(e)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.0% (PNMR -125 bps), 12/23/36 (144A)	499,377
	155,969	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.75%, 8/25/36	115,369
	300,000(d)	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class D, 3.0%, 11/15/49 (144A)	240,638
	500,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	403,663
	1,400,000(e)	Octagon Investment Partners XVII, Ltd., Series 2013-1A, Class CR, 3.517% (3 Month USD LIBOR + 215 bps), 10/25/25 (144A)	1,401,782
	1,525,000(e)	Starwood Waypoint Homes Trust, Series 2017-1, Class E, 4.091% (1 Month USD LIBOR + 260 bps), 1/17/35 (144A)	1,538,915
	1,000,000	Tricon American Homes Trust, Series 2017-SFR1, Class F, 5.151%, 9/17/34 (144A)	1,002,552
	900,000	Tricon American Homes Trust, Series 2017-SFR2, Class F, 5.104%, 1/17/36 (144A)	896,112
	750,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class D, 3.0%, 8/15/49 (144A)	600,724
	200,000(d)	WFRBS Commercial Mortgage Trust, Series 2013-C12, Class D, 4.403%, 3/15/48 (144A)	186,760
		Total Banks	$19,396,130
		GOVERNMENT - 0.1%
		Government - 0.1%
	166,918(e)	FREMF Mortgage Trust, Series 2015-KLSF, Class B, 5.772% (1 Month USD LIBOR + 440 bps), 11/25/22 (144A)	$168,565
		Total Government	$168,565
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $20,270,699)	$19,564,695
		CORPORATE BONDS - 54.8% of Net Assets
		AUTOMOBILES & COMPONENTS - 0.8%
		Tires & Rubber - 0.8%
	2,340,000	Goodyear Tire & Rubber Co., 4.875%, 3/15/27	$2,395,575
		Total Automobiles & Components	$2,395,575
		BANKS - 7.5%
		Diversified Banks - 7.5%
EUR	1,000,000(a)(d)	Banco Bilbao Vizcaya Argentaria SA, 8.875% (5 Year EUR Swap Rate + 918 bps)	$1,423,185
ARS	4,000,000(e)	Banco de la Ciudad de Buenos Aires, 29.5% (Argentine Deposit Rate Badlar Private Banks
		30 - 35 Days + 399 bps), 12/5/22	217,680
	1,445,000(a)(d)	Bank of America Corp., 6.3% (3 Month USD LIBOR + 455 bps)	1,632,850
	2,605,000(a)(d)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	2,865,500
	2,640,000	BPCE SA, 4.875%, 4/1/26 (144A)	2,827,481
EUR	1,200,000(a)(d)	Cooperatieve Rabobank UA, 6.625% (5 Year EUR Swap Rate + 670 bps)	1,666,388
	833,000(a)(d)	Danske Bank AS, 6.125% (7 Year USD Swap Rate + 390 bps)	887,562
	1,780,000(a)(d)	HSBC Holdings Plc, 6.0% (5 Year USD 1100 Run ICE Swap Rate + 375 bps)	1,871,225
	2,685,000(a)(d)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	2,913,225
	1,700,000(a)(d)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	1,914,625
	1,450,000(a)(d)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	1,571,510
	1,400,000(a)(d)	Swedbank AB, 6.0% (5 Year USD Swap Rate + 411 bps)	1,479,990
EUR	1,255,000(a)(d)	UniCredit S.p.A., 9.25% (5 Year EUR Swap Rate + 930 bps)	1,825,361
		Total Banks	$23,096,582
		CAPITAL GOODS - 2.6%
		Building Products - 0.6%
	1,845,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	$1,928,579
		Construction & Engineering - 1.0%
	3,025,000	AECOM, 5.125%, 3/15/27	$3,081,416
		Trading Companies & Distributors - 1.0%
	1,010,000	United Rentals North America, Inc., 4.625%, 10/15/25	$1,017,575
	2,170,000	United Rentals North America, Inc., 4.875%, 1/15/28	2,180,850
			$3,198,425
		Total Capital Goods	$8,208,420
		COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
		Security & Alarm Services - 0.4%
	1,275,000	Brink's Co., 4.625%, 10/15/27 (144A)	$1,249,500
		Total Commercial & Professional Services	$1,249,500
		COMMERCIAL SERVICES & SUPPLIES - 0.7%
		Diversified Support Services - 0.7%
	2,080,000	Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25 (144A)	$2,147,600
		Total Commercial Services & Supplies	$2,147,600
	Principal
	Amount
	USD ($)		Value
		CONSUMER DURABLES & APPAREL - 1.9%
		Homebuilding - 1.9%
	765,000	DR Horton, Inc., 5.75%, 8/15/23	$856,856
	1,325,000	KB Home, 7.0%, 12/15/21	1,470,750
	2,100,000	Lennar Corp., 4.75%, 11/29/27 (144A)	2,162,580
	1,400,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	1,478,750
		Total Consumer Durables & Apparel	$5,968,936
		CONSUMER SERVICES - 1.3%
		Casinos & Gaming - 0.7%
	2,000,000	International Game Technology Plc, 6.5%, 2/15/25 (144A)	$2,235,000
		Specialized Consumer Services - 0.6%
	1,625,000	Service Corp. International, 4.625%, 12/15/27	$1,648,757
		Total Consumer Services	$3,883,757
		DIVERSIFIED FINANCIALS - 3.6%
		Consumer Finance - 0.4%
INR	80,340,000	International Finance Corp., 6.3%, 11/25/24	$1,260,852
		Diversified Capital Markets - 0.7%
	1,955,000(a)(d)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	$2,139,747
		Investment Banking & Brokerage - 0.9%
	2,290,000	UBS AG, 7.625%, 8/17/22	$2,675,178
		Other Diversified Financial Services - 0.4%
	1,000,000(c)(f)	Fixed Income Trust Series 2013-A, 0.00%, 10/15/97 (144A)	$1,131,663
	100,000(c)(d)	Tiers Trust, 7.697%, 10/15/97 (144A)	139,185
			$1,270,848
		Specialized Finance - 1.2%
	825,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	$836,344
	1,120,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22	1,131,200
	1,715,000	Park Aerospace Holdings, Ltd., 5.25%, 8/15/22 (144A)	1,704,281
			$3,671,825
		Total Diversified Financials	$11,018,450
		ENERGY - 8.2%
		Oil & Gas Exploration & Production - 1.2%
	1,800,000	Whiting Petroleum Corp., 5.0%, 3/15/19	$1,845,900
	565,000	WPX Energy, Inc., 5.25%, 9/15/24	563,051
	1,216,000	WPX Energy, Inc., 7.5%, 8/1/20	1,316,320
			$3,725,271
		Oil & Gas Refining & Marketing - 0.9%
	2,940,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	$2,970,668
		Oil & Gas Storage & Transportation - 6.1%
	2,575,000	Boardwalk Pipelines LP, 4.95%, 12/15/24	$2,758,576
	1,965,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	2,129,569
	2,150,000	Cheniere Energy Partners LP, 5.25%, 10/1/25 (144A)	2,187,625
	2,690,000	Energy Transfer Equity LP, 5.5%, 6/1/27	2,743,800
	910,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.25%, 5/15/26	906,587
	1,400,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	1,452,500
	750,000	Kinder Morgan, Inc., 5.3%, 12/1/34	800,073
	1,755,000	Kinder Morgan, Inc., 5.55%, 6/1/45	1,920,662
	1,450,000	ONEOK, Inc., 6.875%, 9/30/28	1,731,977
	2,200,000	Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/25	2,267,081
			$18,898,450
		Total Energy	$25,594,389
		FOOD, BEVERAGE & TOBACCO - 2.4%
		Brewers - 0.7%
	2,020,000	Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	$2,030,136
		Packaged Foods & Meats - 1.2%
	690,000	JBS USA LUX SA / JBS USA Finance, Inc., 8.25%, 2/1/20 (144A)	$692,070
	1,295,000	Marfrig Holdings Europe BV, 6.875%, 6/24/19 (144A)	1,332,555
	1,690,000	Post Holdings, Inc., 5.5%, 3/1/25 (144A)	1,749,150
			$3,773,775
		Tobacco - 0.5%
	1,515,000	Reynolds American, Inc., 4.85%, 9/15/23	$1,649,718
		Total Food, Beverage & Tobacco	$7,453,629
		HEALTH CARE EQUIPMENT & SERVICES - 5.2%
		Health Care Facilities - 2.3%
	3,590,000	HCA, Inc., 5.25%, 4/15/25	$3,796,425
	1,740,000	Kindred Healthcare, Inc., 8.0%, 1/15/20	1,885,203
	1,225,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	1,292,375
			$6,974,003
		Health Care Technology - 0.7%
	2,150,000	Quintiles IMS, Inc., 5.0%, 10/15/26 (144A)	$2,203,750
		Managed Health Care - 2.2%
	3,140,000	Centene Corp., 4.75%, 1/15/25	$3,194,950
	Principal
	Amount
	USD ($)		Value
		Managed Health Care – (continued)
	1,780,000	Molina Healthcare, Inc., 5.375%, 11/15/22	$1,855,650
	1,750,000	WellCare Health Plans, Inc., 5.25%, 4/1/25	1,846,250
			$6,896,850
		Total Health Care Equipment & Services	$16,074,603
		INSURANCE - 5.1%
		Multi-line Insurance - 0.8%
	2,500,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23 (144A)	$2,634,330
		Reinsurance - 4.3%
	500,000+(g)(h)	Arlington Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 8/1/18	$24,300
	250,000(e)	Atlas IX Capital, DAC, 4.525% (3 Month USD LIBOR + 325 bps), 1/17/19 (144A) (Cat Bond)	252,700
	500,000+(g)(h)	Berwick Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 7/1/18	15,000
	250,000+(g)(h)	Blue Lotus Re, Ltd., Variable Rate Notes, 12/31/21	250,000
	500,000+(g)(h)	Carnoustie 2016-N Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	54,100
	500,000+(g)(h)	Carnoustie 2017-N Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21	450,000
	1,500,000+(g)(h)	Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 7/1/18	30,600
	250,000+(g)(h)	Cyprus Segregated Account (Artex SAC, Ltd.), Series 2017, Variable Rate Notes, 1/10/19	215,520
	500,000+(g)(h)	Eden Re II, Ltd., Variable Rate Notes, 3/22/22 (144A)	500,000
	400,000(e)	Galilei Re, Ltd., 6.375% (6 Month USD LIBOR + 525 bps), 1/8/20 (144A) (Cat Bond)	399,680
	250,000(e)	Galilei Re, Ltd., 7.375% (6 Month USD LIBOR + 625 bps), 1/8/20 (144A) (Cat Bond)	246,250
	250,000(e)	Galilei Re, Ltd., 9.125% (6 Month USD LIBOR + 800 bps), 1/8/20 (144A) (Cat Bond)	240,650
	250,000(e)	Golden State Re II, Ltd., 3.591% (3 Month Treasury Bill + 220 bps), 1/8/19 (144A) (Cat Bond)	250,600
	2,000,000+(g)(h)	Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 4/29/18	1,899,000
	1,500,000+(g)(h)	Harambee Co-operative Savings and Credit Society, Ltd., Variable Rate Notes, 12/31/21	1,500,000
	250,000(e)	Kilimanjaro II Re, Ltd., 11.544% (6 Month USD LIBOR + 1,000 bps), 4/20/21 (144A) (Cat Bond)	220,600
	350,000(e)	Kilimanjaro Re, Ltd., 5.894% (3 Month Treasury Bill + 450 bps), 4/30/18 (144A) (Cat Bond)	342,790
	400,000(e)	Kilimanjaro Re, Ltd., 6.144% (3 Month Treasury Bill + 475 bps), 4/30/18 (144A) (Cat Bond)	401,200
	250,000+(g)(h)	Limestone Re, Ltd., Series 2016-1, Class A, Non-voting, Variable Rate Notes, 8/31/21	230,475
	250,000+(g)(h)	Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/20	207,300
	2,000,000+(g)(h)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-1, Variable Rate Notes, 2/1/19	6,200
	2,000,000+(g)(h)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-2, Variable Rate Notes, 7/1/19	20,800
	1,000,000+(g)(h)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-1, Variable Rate Notes, 2/1/20	66,100
	1,000,000+(g)(h)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2017-1, Variable Rate Notes, 2/1/21	823,600
	700,000+(g)(h)	Prestwick Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 7/1/18	11,900
	250,000(e)	Residential Reinsurance 2016, Ltd., 6.753% (3 Month Treasury Bill + 537 bps), 12/6/20 (144A) (Cat Bond)	246,450
	250,000(e)	Residential Reinsurance 2017, Ltd., 6.883% (3 Month Treasury Bill + 550 bps), 12/6/21 (144A) (Cat Bond)	249,800
	250,000+(g)(h)	Resilience Re, Ltd., Variable Rate Notes, 1/8/18	250,500
	250,000+(g)(h)	Resilience Re, Ltd., Variable Rate Notes, 1/8/19 (144A)	250,000
AUD	300,000+(g)(h)	Rewire Securities LLC, Variable Rate Notes, 1/10/18	7,799
	500,000+(g)(h)	Silverton Re, Ltd., Variable Rate Notes, 9/17/18 (144A)	7,500
	217,248+(g)(h)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 4/1/18	223,936
	1,200,000+(g)(h)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 7/1/18	23,640
	250,000+(g)(h)	Sunningdale 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 1/16/18	249,848
	250,000+(g)(h)	Thopas Re, Ltd., Variable Rates Notes, 12/31/21	250,000
	250,000(e)	Ursa Re, Ltd., 3.5% (ZERO + 350 bps), 5/27/20 (144A) (Cat Bond)	249,850
	250,000(e)	Ursa Re, Ltd., 4.0% (ZERO + 400 bps), 12/10/19 (144A) (Cat Bond)	246,600
	250,000(e)	Ursa Re, Ltd., 4.0% (ZERO + 400 bps), 12/10/20 (144A) (Cat Bond)	250,125
	250,000(e)	Ursa Re, Ltd., 5.25% (ZERO + 525 bps), 12/10/20 (144A) (Cat Bond)	250,125
	151,182+(g)(h)	Versutus, Ltd., Variable Rate Notes, 12/31/21	151,182
	1,250,000+(g)(h)	Versutus, Ltd. (MMC Securities), Series 2016-A, Variable Rate Notes, 11/30/20	53,250
	1,500,000+(g)(h)	Versutus, Ltd. (MMC Securities), Series 2017-A, Variable Rate Notes, 11/30/21	1,473,450
	250,000+(g)(h)	Viribus Unitis Media Re, AG, Variable Rate Notes, 12/31/21	250,000
			$13,343,420
		Total Insurance	$15,977,750
		MATERIALS - 2.2%
		Metal & Glass Containers - 0.6%
	1,835,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23 (144A)	$1,872,250
		Paper Packaging - 0.6%
	1,675,000	Sealed Air Corp., 5.5%, 9/15/25 (144A)	$1,825,750
		Steel - 1.0%
	2,010,000	ArcelorMittal, 6.0%, 3/1/21	$2,170,800
	1,000,000	Commercial Metals Co., 4.875%, 5/15/23	1,022,500
			$3,193,300
		Total Materials	$6,891,300
		MEDIA - 5.3%
		Broadcasting - 0.9%
	1,500,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)	$1,477,500
	1,275,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.5%, 5/1/26 (144A)	1,306,875
			$2,784,375
		Cable & Satellite - 4.4%
	2,105,000	Altice US Finance I Corp., 5.5%, 5/15/26 (144A)	$2,144,469
	2,485,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	2,534,700
	2,255,000	Hughes Satellite Systems Corp., 5.25%, 8/1/26	2,300,100
	Principal
	Amount
	USD ($)		Value
		Cable & Satellite – (continued)
	1,120,000	Sirius XM Radio, Inc., 5.0%, 8/1/27 (144A)	1,122,800
	1,075,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	$1,113,969
	1,550,000	Time Warner Cable LLC, 4.125%, 2/15/21	1,596,164
	2,800,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	3,017,000
			$13,829,202
		Total Media	$16,613,577
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
		Pharmaceuticals - 0.6%
	605,000	Valeant Pharmaceuticals International, Inc., 6.5%, 3/15/22 (144A)	$635,250
	1,250,000	Valeant Pharmaceuticals International, Inc., 7.0%, 3/15/24 (144A)	1,337,500
		Total Pharmaceuticals, Biotechnology & Life Sciences	$1,972,750
		SOFTWARE & SERVICES - 0.5%
		IT Consulting & Other Services - 0.5%
	1,500,000	Dell International LLC / EMC Corp., 4.42%, 6/15/21 (144A)	$1,563,029
		Total Software & Services	$1,563,029
		TELECOMMUNICATION SERVICES - 2.5%
		Integrated Telecommunication Services - 1.4%
	2,445,000	Level 3 Financing, Inc., 5.375%, 5/1/25	$2,441,944
	790,000	SFR Group SA, 6.25%, 5/15/24 (144A)	791,975
	1,175,000	Verizon Communications, Inc., 2.625%, 2/21/20	1,184,925
			$4,418,844
		Wireless Telecommunication Services - 1.1%
	1,200,000	Sprint Communications, Inc., 7.0%, 8/15/20	$1,272,000
	1,400,000	T-Mobile USA, Inc., 6.625%, 4/1/23	1,459,500
	300,000	Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)	298,118
	400,000	WCP Issuer LLC, 6.657%, 8/15/20 (144A)	414,393
			$3,444,011
		Total Telecommunication Services	$7,862,855
		UTILITIES - 4.0%
		Electric Utilities - 1.4%
	1,190,000(d)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	$1,478,575
	118,000	NextEra Energy Operating Partners LP, 4.5%, 9/15/27 (144A)	117,410
	1,380,000	TerraForm Power Operating LLC, 4.25%, 1/31/23 (144A)	1,369,650
	1,380,000	TerraForm Power Operating LLC, 5.0%, 1/31/28 (144A)	1,366,200
			$4,331,835
		Gas Utilities - 1.3%
	2,715,000	DCP Midstream Operating LP, 3.875%, 3/15/23	$2,698,031
	300,000	DCP Midstream Operating LP, 5.6%, 4/1/44	297,750
	1,250,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.5%, 5/1/21	1,170,313
			$4,166,094
		Independent Power Producers & Energy Traders - 1.3%
	2,145,000	Calpine Corp., 5.75%, 1/15/25	$2,027,025
	1,910,000	NRG Energy, Inc., 6.625%, 1/15/27	2,019,825
			$4,046,850
		Total Utilities	$12,544,779
		TOTAL CORPORATE BONDS
		(Cost $165,230,377)	$170,517,481
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.8% of Net Assets
	1,600,000(i)	U.S. Treasury Bills, 1/18/18	$1,599,119
	8,500,000	U.S. Treasury Bonds, 4.5%, 2/15/36	10,942,754
	18,221,500	U.S. Treasury Notes, 1.875%, 5/31/22	18,012,949
			$30,554,822
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $30,679,101)	$30,554,822
		FOREIGN GOVERNMENT BONDS - 1.8% of Net Assets
		Argentina - 0.4%
ARS	10,040,000	Argentine Bonos del Tesoro, 15.5%, 10/17/26	$539,476
ARS	9,350,000	Argentine Bonos del Tesoro, 22.75%, 3/5/18	499,064
ARS	8,152,000(i)	Letras del Banco Central de la Republica Argentina, 4/18/18	407,195
			$1,445,735
		Ecuador - 0.5%
	1,500,000	Ecuador Government International Bond, 7.95%, 6/20/24	$1,593,750
		Egypt - 0.4%
EGP	21,400,000(i)	Egypt Treasury Bills, 5/29/18	$1,119,451
		Uruguay - 0.5%
UYU	39,685,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)	$1,453,855
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $5,606,261)	$5,612,791
		MUNICIPAL BONDS - 0.6% of Net Assets (j)
		Municipal General - 0.1%
	75,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/36	$80,496
	Principal
	Amount
	USD ($)		Value
		Municipal General – (continued)
	125,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/41	132,945
			$213,441
		Municipal Higher Education - 0.0%†
	130,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.0%, 10/1/46	$182,985
		Municipal Medical - 0.1%
	200,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	$213,018
		Municipal Obligation - 0.3%
	825,000(k)	Commonwealth of Pennsylvania, 1st Series, 4.0%, 1/1/29	$900,488
		Municipal Transportation - 0.1%
	105,000	Central Florida Expressway Authority, 5.0%, 7/1/38	$124,816
		Municipal Water - 0.0%†
	110,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/35	$120,008
	110,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/39	118,941
			$238,949
		TOTAL MUNICIPAL BONDS
		(Cost $1,870,676)	$1,873,697
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 18.2% of Net Assets*(e)
		AUTOMOBILES & COMPONENTS - 0.5%
		Auto Parts & Equipment - 0.5%
	392,456	Electrical Components International, Inc., Term Loan, 6.443% (LIBOR + 475 bps), 5/28/21	$395,890
	372,281	Federal-Mogul Corp., Tranche C Term Loan, 5.252% (LIBOR + 375 bps), 4/15/21	375,500
	893,979	Tower Automotive Holdings USA LLC, Initial Term Loan, 4.188% (LIBOR + 275 bps), 3/7/24	898,588
		Total Automobiles & Components	$1,669,978
		CAPITAL GOODS - 2.8%
		Aerospace & Defense - 0.9%
	748,087	DAE Aviation Holdings, Inc., Initial Term Loan, 5.32% (LIBOR + 375 bps), 7/7/22	$753,697
	925,000	MacDonald, Dettwiler and Associates, Ltd., Initial Term B Loan, 4.1% (LIBOR + 275 bps), 10/4/24	930,998
	989,431	Vencore, Inc. (fka SI Organization, Inc.), First Lien Initial Term Loan, 6.443% (LIBOR + 475 bps), 11/23/19	1,003,191
			$2,687,886
		Building Products - 0.3%
	896,351	Builders FirstSource, Inc., Refinancing Term Loan, 4.693% (LIBOR + 300 bps), 2/29/24	$901,113
		Construction & Farm Machinery & Heavy Trucks - 0.3%
	890,932	Navistar, Inc., Tranche B Term Loan, 4.9% (LIBOR + 350 bps), 11/6/24	$896,222
		Industrial Conglomerates - 0.5%
	744,175	Filtration Group Corp., First Lien Term Loan, 4.38% (LIBOR + 300 bps), 11/23/20	$750,610
	992,513	Gates Global LLC, Initial B-2 Dollar Term Loan, 4.693% (LIBOR + 300 bps), 4/1/24	998,793
			$1,749,403
		Industrial Machinery - 0.3%
	555,967	Columbus McKinnon Corp., Initial Term Loan, 4.693% (LIBOR + 300 bps), 1/31/24	$561,179
	445,932	NN, Inc., Tranche B Term Loan, 5.319% (LIBOR + 375 bps), 10/19/22	445,932
			$1,007,111
		Trading Companies & Distributors - 0.5%
	300,000(l)	Beacon Roofing Supply, Inc., Term Loan B, 12/30/99	$301,259
	1,305,166	Univar USA, Inc., Term B-3 Loan, 4.069% (LIBOR + 250 bps), 7/1/24	1,311,692
			$1,612,951
		Total Capital Goods	$8,854,686
		COMMERCIAL SERVICES & SUPPLIES - 0.7%
		Diversified Support Services - 0.4%
	27,756	IAP Worldwide Services, Inc., Second Lien Term Loan, 8.193% (LIBOR + 650 bps), 7/18/19	$27,270
	1,142,405	KAR Auction Services, Inc., Tranche B-4 Term Loan, 4.0% (LIBOR + 225 bps), 3/11/21	1,149,307
			$1,176,577
		Environmental & Facilities Services - 0.3%
	997,500	Albany Molecular Research, Inc., First Lien Initial Term Loan, 4.819% (LIBOR + 325 bps), 8/30/24	$987,525
		Total Commercial Services & Supplies	$2,164,102
		CONSUMER DURABLES & APPAREL - 0.2%
		Leisure Products - 0.2%
	497,487	Bombardier Recreational Products, Inc., Term B Loan, 3.93% (LIBOR + 250 bps), 6/30/23	$500,535
		Total Consumer Durables & Apparel	$500,535
		CONSUMER SERVICES - 3.1%
		Casinos & Gaming - 0.5%
	494,871	Eldorado Resorts, Inc., Term Loan, 3.769% (LIBOR + 225 bps), 4/17/24	$495,954
	995,006	Scientific Games International, Inc., Initial Term B-4 Loan, 4.704% (LIBOR + 325 bps), 8/14/24	1,004,956
			$1,500,910
		Education Services - 0.9%
	813,504	Laureate Education, Inc., Series 2024 Term Loan, 6.069% (LIBOR + 450 bps), 4/26/24	$818,757
	1,822,250	McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 5.569% (LIBOR + 400 bps), 5/4/22	1,821,111
			$2,639,868
	Principal
	Amount
	USD ($)		Value
		Leisure Facilities - 0.3%
	974,021	Fitness International LLC, Term B Loan, 5.193% (LIBOR + 350 bps), 7/1/20	$988,226
		Specialized Consumer Services - 1.4%
	1,989,873	Allied Universal Holdco LLC (fka USAGM Holdco LLC), First Lien Initial Term Loan, 5.443% (LIBOR + 375 bps), 7/28/22	$1,973,457
	995,000	Constellis Holdings LLC, First Lien Term B Loan, 6.693% (LIBOR + 500 bps), 4/21/24	1,005,260
	992,288	Genex Holdings, Inc., First Lien Term B Loan, 5.819% (LIBOR + 425 bps), 5/28/21	987,947
	494,987	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-2 Loan, 5.443% (LIBOR + 375 bps), 8/12/22	497,462
			$4,464,126
		Total Consumer Services	$9,593,130
		DIVERSIFIED FINANCIALS - 0.9%
		Diversified Capital Markets - 0.2%
	500,000	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 3.552% (LIBOR + 200 bps), 3/18/24	$502,708
		Investment Banking & Brokerage - 0.1%
	361,062	Duff & Phelps Corp., Restatement Term Loan, 4.943% (LIBOR + 325 bps), 10/12/24	$365,124
		Other Diversified Financial Services - 0.2%
	615,277	Fly Funding II S.a.r.l., Term Loan, 3.4% (LIBOR + 200 bps), 2/9/23	$616,559
		Specialized Finance - 0.4%
	175,714	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term C Loan, 3.834% (LIBOR + 250 bps), 8/4/23	$176,834
	991,556	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term Loan, 4.02% (LIBOR + 250/275 bps), 8/4/23	997,877
			$1,174,711
		Total Diversified Financials	$2,659,102
		ENERGY - 0.3%
		Oil & Gas Exploration & Production - 0.3%
	800,000	Chesapeake Energy Corp., Term Loan Class A, 8.954% (LIBOR + 750 bps), 8/23/21	$853,500
		Total Energy	$853,500
		FOOD & STAPLES RETAILING - 0.2%
		Food Retail - 0.2%
	619,678	Albertson's LLC, 2017-1 Term B-6 Loan, 4.462% (LIBOR + 300 bps), 6/22/23	$607,981
		Total Food & Staples Retailing	$607,981
		FOOD, BEVERAGE & TOBACCO - 0.8%
		Packaged Foods & Meats - 0.6%
	994,994	Chobani LLC (Chobani Idaho LLC), First Lien New Term Loan, 5.069% (LIBOR + 350 bps), 10/10/23	$1,005,980
	962,813	Dole Food Co., Inc., Tranche B Term Loan, 4.24% (LIBOR + 275bps/PRIME + 175 bps), 4/6/24	966,348
			$1,972,328
		Tobacco - 0.2%
	500,000	Culligan NewCo., Ltd., First Lien 2017 Incremental Term Loan, 5.069% (LIBOR + 350 bps), 12/13/23	$503,906
		Total Food, Beverage & Tobacco	$2,476,234
		HEALTH CARE EQUIPMENT & SERVICES - 1.1%
		Health Care Facilities - 0.5%
	490,821	Acadia Healthcare Co., Inc., Tranche B-1 Term Loan, 4.319% (LIBOR + 275 bps), 2/11/22	$493,822
	500,912	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 4.479% (LIBOR + 300 bps), 1/27/21	478,475
	550,000	Concentra, Inc., First Lien Tranche B Term Loan, 4.491% (LIBOR + 300bps/PRIME + 200 bps), 6/1/22	555,494
	20,098	Select Medical Corp., Tranche B Term Loan, 4.851% (LIBOR + 350bps/PRIME + 250 bps), 3/1/21	20,343
			$1,548,134
		Health Care Supplies - 0.6%
	995,000	Kinetic Concepts, Inc., Dollar Term Loan, 4.943% (LIBOR + 325 bps), 2/2/24	$992,139
	695,747	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 4.569% (LIBOR + 300 bps), 5/15/22	696,762
			$1,688,901
		Managed Health Care - 0.0%†
	18,817	MMM Holdings, Inc., MMM Term Loan, 10.324% (LIBOR + 875 bps), 6/30/19	$18,441
	13,680	MSO of Puerto Rico, Inc., MSO Term Loan, 10.324% (LIBOR + 875 bps), 6/30/19	13,406
			$31,847
		Total Health Care Equipment & Services	$3,268,882
		HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
		Household Products - 0.3%
	997,500	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.069% (LIBOR + 350 bps), 9/26/24	$970,069
		Personal Products - 0.2%
	497,500	Twist Beauty International Holdings SA, Facility B, 5.407% (LIBOR + 375 bps), 4/22/24	$501,853
		Total Household & Personal Products	$1,471,922
		INSURANCE - 0.6%
		Property & Casualty Insurance - 0.6%
	995,000	Acrisure LLC, 2017-2 First Lien Refinancing Term Loan, 5.647% (LIBOR + 425 bps), 11/22/23	$1,007,437
	Principal
	Amount
	USD ($)		Value
		Property & Casualty Insurance – (continued)
	997,500	USI, Inc. (fka Compass Investors, Inc.), Initial Term Loan, 4.693% (LIBOR + 300 bps), 5/16/24	998,331
		Total Insurance	$2,005,768
		MATERIALS - 1.3%
		Construction Materials - 0.3%
	1,000,000	HD Supply Waterworks, Ltd., Initial Term Loan, 4.455% (LIBOR + 300 bps), 8/1/24	$1,007,500
		Diversified Chemicals - 0.4%
	332,558	Tronox, Ltd., First Lien Blocked Dollar Term Loan, 4.693% (LIBOR + 300 bps), 9/23/24	$334,993
	767,442	Tronox, Ltd., First Lien Initial Dollar Term Loan, 4.693% (LIBOR + 300 bps), 9/23/24	773,060
			$1,108,053
		Metal & Glass Containers - 0.2%
	744,186	Coveris Holdings SA (fka Exopack Holdings SA), USD Term B-1 Loan, 5.943% (LIBOR + 425 bps), 6/29/22	$746,047
		Paper Packaging - 0.1%
	198,500	Caraustar Industries, Inc., Refinancing Term Loan, 7.193% (LIBOR + 550 bps), 3/14/22	$199,244
		Steel - 0.3%
	992,481	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, (LIBOR + 275 bps), 6/14/21	$999,677
		Total Materials	$4,060,521
		MEDIA - 0.5%
		Broadcasting - 0.2%
	498,750	E.W. Scripps Co., 2017 Term Loan, 3.819% (LIBOR + 225 bps), 10/2/24	$501,556
		Movies & Entertainment - 0.1%
	494,872	Rovi Solutions Corp. / Rovi Guides, Inc., Term B Loan, 4.07% (LIBOR + 250 bps), 7/2/21	$498,583
		Publishing - 0.2%
	687,389	Trader Corp., First Lien 2017 Refinancing Term Loan, 4.686% (LIBOR + 300 bps), 9/28/23	$689,108
		Total Media	$1,689,247
		REAL ESTATE - 0.3%
		Specialized REIT - 0.3%
	992,481	Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 4.569% (LIBOR + 300 bps), 10/24/22	$958,856
		Total Real Estate	$958,856
		RETAILING - 1.1%
		Automotive Retail - 0.3%
	863,737	CWGS Group LLC, Term Loan, 4.393% (LIBOR + 300 bps), 11/8/23	$870,484
		Department Stores - 0.1%
	490,446	JC Penney Corp., Inc., Term Loan, 5.729% (LIBOR + 425 bps), 6/23/23	$459,793
		Home Improvement Retail - 0.4%
	1,173,567	Apex Tool Group LLC, Term Loan, 4.819% (LIBOR + 325 bps), 1/31/20	$1,172,466
		Specialty Stores - 0.3%
	1,000,000	Staples, Inc., Closing Date Term Loan, 5.488% (LIBOR + 400 bps), 9/12/24	$980,375
		Total Retailing	$3,483,118
		SOFTWARE & SERVICES - 2.3%
		Application Software - 0.6%
	997,500	Applied Systems, Inc., First Lien Initial Term Loan, 4.943% (LIBOR + 325 bps), 9/19/24	$1,009,068
	745,869	STG-Fairway Acquisitions, Inc., First Lien Term Loan, 6.819% (LIBOR + 525 bps), 6/30/22	738,410
			$1,747,478
		Data Processing & Outsourced Services - 0.4%
	1,265,107	WEX, Inc., Term B-2 Loan, 4.319% (LIBOR + 275 bps), 6/30/23	$1,273,127
		Internet Software & Services - 0.3%
	995,000	Rackspace Hosting, Inc., First Lien Term B Loan, 4.385% (LIBOR + 300 bps), 11/3/23	$996,106
		IT Consulting & Other Services - 0.3%
	897,733(l)	Booz Allen Hamilton, Inc., New Refinancing Tranche B Term Loan, 6/30/23	$904,466
		Systems Software - 0.7%
	930,413	Avast Holding BV, Refinancing Dollar Term Loan, 4.443% (LIBOR + 275 bps), 9/30/23	$937,890
	1,160,344	MA FinanceCo., LLC (aka Micro Focus International Plc), Tranche B-2 Term Loan, 4.069% (LIBOR + 250 bps), 11/19/21	1,161,920
			$2,099,810
		Total Software & Services	$7,020,987
		TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
		Electronic Components - 0.2%
	496,173	Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan, 6.443% (LIBOR + 475 bps), 3/31/22	$496,328
		Total Technology Hardware & Equipment	$496,328
		TELECOMMUNICATION SERVICES - 0.1%
		Integrated Telecommunication Services - 0.1%
	298,500	Numericable US LLC, USD TLB-11 Term Loan, 4.13% (LIBOR + 275 bps), 7/31/25	$286,187
		Total Telecommunication Services	$286,187
		TRANSPORTATION - 0.2%
		Marine - 0.2%
	455,083	Commercial Barge Line Co., Initial Term Loan, 10.319% (LIBOR + 875 bps), 11/12/20	$260,251
	Principal
	Amount
	USD ($)		Value
		Marine – (continued)
	481,250	Navios Maritime Partners LP (Navios Partners Finance (US), Inc.), Initial Term Loan, 6.54% (LIBOR + 500 bps), 9/14/20	$481,325
		Total Transportation	$741,576
		UTILITIES - 0.5%
		Electric Utilities - 0.5%
	658,674	APLP Holdings, Ltd., Partnership, Term Loan, 5.069% (LIBOR + 350 bps), 4/13/23	$665,363
	975,368	TPF II Power LLC (TPF II Convert Midco LLC), Term Loan, 5.319% (LIBOR + 375 bps), 10/2/23	985,380
		Total Utilities	$1,650,743
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $56,658,023)	$56,513,383
		TEMPORARY CASH INVESTMENTS - 0.6% of Net Assets
		REPURCHASE AGREEMENTS - 0.6%
	885,000	$885,000 RBC Capital Markets LLC, 1.39%, dated 12/29/17, plus accrued interest on 1/2/18 collateralized by the following:	$885,000
		$310,213 Freddie Mac Giant, 3.5%, 11/1/47
		$592,488 Federal National Mortgage Association, 3.0% - 3.5%, 12/1/32 - 12-1-47.
	955,000	$955,000 ScotiaBank, 1.37%, dated 12/29/17, plus accrued interest on 1/2/18 collateralized by the following:	955,000
		$974,248 Federal National Mortgage Association, 4.0% - 4.5%, 10/1/47 - 11/1/47.
			$1,840,000
		TOTAL TEMPORARY CASH INVESTMENTS
		(Cost $1,840,000)	$1,840,000
Number of Contracts	Description	Counterparty	Notional	Strike Price	Expiration Date
	EXCHANGE-TRADED PUT OPTIONS PURCHASED -0.1%
2,200	Ishares IBOXX USD High Yield	Citigroup Global Markets, Inc.	$94,600	$84	2/16/18	$35,200
80	S&P 500 Index	Citigroup Global Markets, Inc.	110,640	2,400	2/16/18	32,000
80	S&P 500 Index	Citigroup Global Markets, Inc.	85,840	2,450	3/16/18	89,600
80	S&P 500 Index	Citigroup Global Markets, Inc.	145,840	2,450	4/20/18	159,200
	TOTAL EXCHANGE-TRADED PUT OPTIONS PURCHASED
	(Premium paid$436,920)					$316,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 96.2%
	(Cost $295,342,629)					$299,428,272
Shares			Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 3.6%
	CLOSED-END FUND -3.6% of Net Assets
	INSURANCE - 3.6%
	Property & Casualty Insurance - 3.6%
1,193,419	Pioneer ILS Interval Fund(m)		119,301	–	(919,270)	$11,206,207
	Total Insurance					$11,206,207
	TOTAL CLOSED-END FUND
	(Cost$12,100,000)					$11,206,207
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 3.6%
	(Cost$12,100,000)					$11,206,207
Number of Contracts	Description	Counterparty	Notional	Strike Price	Expiration Date
	EXCHANGE-TRADED PUT OPTIONS WRITTEN -0.0%†
(2,200)	Ishares IBOXX USD High Yield	Citigroup Global Markets, Inc.	$19,799	$79	2/16/18	$(11,000)
(80)	S&P 500 Index	Citigroup Global Markets, Inc.	15,760	2,000	2/16/18	(6,000)
(80)	S&P 500 Index	Citigroup Global Markets, Inc.	21,360	2,150	3/16/18	(22,800)
(80)	S&P 500 Index	Citigroup Global Markets, Inc.	39,759	2,150	4/20/18	(41,200)
	TOTAL EXCHANGE-TRADED PUT OPTIONS WRITTEN
	(Premium received$(96,678))					$(81,000)
	OTHER ASSETS AND LIABILITIES - 0.2%					$715,286
	NET ASSETS - 100.0%					$311,268,765

BPS	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR PNMR	London Interbank Offered Rate. Panamanian Mortgage Reference Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2017, the value of these securities amounted to $88,959,839, or 28.6% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At December 31, 2017, the value of these securities amounted to $3,847,420, or 1.2% of net assets.
†	Amount rounds to less than 0.1%.

*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2017.

+	Securities that used significant unobservable inputs to determine their value.
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	Non-income producing security.
(c)	Security is valued using fair value methods (other than prices supplied by independent pricing services).
(d)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at December 31, 2017.
(e)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2017.
(f)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at December 31, 2017.
(g)	Structured reinsurance investment. At December 31, 2017, the value of these securities amounted to $9,496,000, or 3.1% of net assets.
(h)	Rate to be determined.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Consists of Revenue Bonds unless otherwise indicated.
(k)	Represents a General Obligation Bond.
(l)	This term loan will settle after December 31, 2017, at which time the interest rate will be determined.
(m)	Affiliated fund managed by Amundi Pioneer Asset Management, Inc., formerly Pioneer Investment Management, Inc. (the "Adviser”).

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
BRL	5,322,678	USD	(1,611,692)	Bank of America NA	1/31/18	$(10,360)
USD	897,953	ZAR	(11,355,000)	Bank of America NA	1/26/18	(13,084)
USD	822,521	TRY	(3,170,000)	Bank of New York	1/22/18	(8,896)
JPY	501,145,307	USD	(4,485,610)	Brown Brothers Harriman & Co.	3/19/18	(19,617)
SEK	13,700,270	EUR	(1,406,903)	Citibank NA	2/8/18	(17,072)
USD	1,543,935	GBP	(1,149,569)	Citibank NA	2/1/18	(11,649)
EUR	1,301,225	GBP	(1,148,740)	Goldman Sachs International	1/22/18	10,742
INR	25,052,216	USD	(386,919)	Goldman Sachs International	3/5/18	2,587
USD	387,432	GBP	(287,591)	Goldman Sachs International	1/31/18	(1,719)
BRL	5,388,077	USD	(1,616,735)	JPMorgan Chase Bank NA	1/31/18	4,272
IDR	4,846,651,851	USD	(355,483)	JPMorgan Chase Bank NA	2/26/18	(26)
INR	91,085,433	USD	(1,401,746)	JPMorgan Chase Bank NA	3/5/18	14,428
JPY	351,753,523	USD	(3,138,487)	JPMorgan Chase Bank NA	1/22/18	(12,823)
RUB	13,415,877	USD	(225,929)	JPMorgan Chase Bank NA	2/28/18	5,059
USD	3,475,095	THB	(113,365,273)	JPMorgan Chase Bank NA	2/26/18	(15,162)
USD	756,572	GBP	(565,000)	Morgan Stanley	1/31/18	(7,952)
IDR	39,795,398,862	USD	(2,915,627)	State Street Bank and Trust Co.	2/26/18	2,994
JPY	90,329,011	USD	(810,060)	State Street Bank and Trust Co.	3/19/18	(5,087)
RUB	86,315,065	USD	(1,460,022)	State Street Bank and Trust Co.	2/28/18	26,106
USD	4,816,828	EUR	(4,107,346)	State Street Bank and Trust Co.	2/8/18	(127,040)
USD	5,274,763	KRW	(5,742,699,392)	State Street Bank and Trust Co.	3/19/18	(113,673)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
USD	1,361,272	NZD	(1,980,000)	State Street Bank and Trust Co.	2/8/18	$ (42,758)
USD	1,936,535	NZD	(2,763,802)	State Street Bank and Trust Co.	2/21/18	(22,988)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(363,718)

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
22	U.S. 2 Year Note (CBT)	3/29/18	$4,719,000	$4,710,406	$(8,594)
206	U.S. 5 Year Note (CBT)	3/29/18	24,016,371	23,929,797	(86,574)
			$28,735,371	$28,640,203	$(95,168)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
29	U.S. Ultra Bond (CBT)	3/20/18	$4,786,812	$4,862,031	$(75,219)

TOTAL FUTURES CONTRACTS			$23,948,559	$23,778,172	$(170,387)

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index		Pay/Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
5,791,500	Markit CDX North America High Yield Index Series 28		Receive	5.00%	6/20/22	$413,402	$104,312	$517,714
15,925,000	Markit CDX North America High Yield Index Series 29		Receive	5.00%	12/20/22	1,180,042	161,108	1,341,150
EUR 9,250,000	Markit iTraxx Europe Crossover		Receive	5.00%	6/20/22	1,195,509	240,090	1,435,599
EUR 26,000,000	Markit iTraxx Europe Crossover		Receive	5.00%	12/20/22	3,645,731	204,983	3,850,714
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$6,434,684	$710,493	$7,145,177
OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/Receive(3)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Depreciation	Market Value
3,750,000	Goldman Sachs International	China Government International Bond	Pay	1.00%	12/20/22	$(77,408)	$(9,706)	$(87,114)
3,775,000	Goldman Sachs International	Japan Government Twenty Year Bond	Pay	1.00%	12/20/22	(99,408)	(32,566)	(131,974)
7,625,000	Goldman Sachs International	Korea International Bond	Pay	1.00%	12/20/22	(113,479)	(52,817)	(166,296)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION						$(290,295)	$(95,089)	$(385,384)

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
1,450,000	JPMorgan Chase Bank NA	Frontier Communications, Inc.	Receive	5.00%	6/20/19	$57,771	$(238,344)	$(180,573)
750,000	Citibank NA	JC Penney Corp., Inc.	Receive	5.00%	12/20/18	(22,500)	7,513	(14,987)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$35,271	$(230,831)	$(195,560)
TOTAL SWAP CONTRACTS						$6,179,660	$384,573	$6,564,233

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly
(3)	Pays Quarterly

Principal amounts are denominated in U.S. dollars unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	British Pound
INR	-	Indian Rupee
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
THB	-	Thai Baht
TRY	-	Turkish Lira
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2017, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bond	$–	$9	$–	$9
Convertible Preferred Stocks	3,191,385	–	–	3,191,385
Common Stocks
Capital Goods
Industrial Machinery	–	–	31	31
All Other Common Stocks	656,510	–	–	656,510
Asset Backed Securities	–	9,683,580	–	9,683,580
Collateralized Mortgage Obligations
Banks
Thrifts & Mortgage Finance	–	18,457,067	42,951	18,500,018
All Other Collateralized Mortgage Obligations	–	168,565	–	168,565
Corporate Bonds
Diversified Financials
Other Diversified Financial Services	–	–	1,270,848	1,270,848
Insurance
Reinsurance	–	3,847,420	9,496,000	13,343,420
All Other Corporate Bonds	–	155,903,213	–	155,903,213
U.S. Government and Agency Obligations	–	30,554,822	–	30554,822
Foreign Government Bonds	–	5,612,791	–	5,612,791
Municipal Bonds	–	1,873,697	–	1,873,697
Senior Secured Floating Rate Loan Interests	–	56,513,383	–	56,513,383
Repurchase Agreements	–	1,840,000	–	1,840,000
Closed-End Fund
Insurance
Property & Casualty Insurance	–	11,206,207	–	11,206,207
Exchange-Traded Put Options Purchased	316,000	–	–	316,000
Total Investments in Securities	$4,163,895	$295,660,754	$10,809,830	$310,634,479
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(170,387)	$–	$–	$(170,387)
Net unrealized depreciation on forward foreign currency contracts	–	(363,718)	–	(363,718)
Swap contracts, at value	–	6,564,233	–	6,564,233
Exchange-traded put options written	(81,000)	–	–	(81,000)
Total Other Financial Instruments	$(251,387)	$6,200,515	$–	$5,949,128

	Common Stocks	Collateralized Mortgage Obligations	Corporate Bonds	Total
Balance as of 3/31/17	$31	$-	$8,107,653	$8,107,684
Realized gain (loss)	-	487	-	487
Change in unrealized appreciation (depreciation)	-	(61)	(540,979)	(541,040)
Accrued discounts/premiums	-	17	2,916	2,933
Purchases	-	-	3,401,182	3,401,182
Sales	-	(38,294)	(203,924)	(242,218)
Transfer in to Level 3*	-	80,802	-	80,802
Transfers out of Level 3*	-	-	-	-
Balance as of 12/31/17	$31	$42,951	$10,766,848	$10,809,830

*
Transfers are calculated on the beginning of period value. For nine months ended December 31, 2017, an investment having a value of $80,802 was transferred from Level 2 to Level 3. The change in the level designation within the fair value hierarchy was due to valuing the security using unobservable inputs. There were no other transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 at December 31, 2017: $502,059.

Pioneer Multi-Asset
Ultrashort Income Fund

NQ | December 31, 2017

Ticker Symbols: Class A MAFRX Class C MCFRX Class C2 MAUCX Class K MAUKX Class Y MYFRX

Principal
Amount
USD ($)		Value
	UNAFFILIATED ISSUERS - 98.9%
	ASSET BACKED SECURITIES - 33.9% of Net Assets
432,486(a)	321 Henderson Receivables I LLC, Series 2004-A, Class A1, 1.827% (1 Month USD LIBOR + 35 bps), 9/15/45 (144A)	$420,581
3,534,537(a)	321 Henderson Receivables I LLC, Series 2005-1A, Class A1, 1.707% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	3,363,564
699,136(a)	321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1.677% (1 Month USD LIBOR + 20 bps), 3/15/41 (144A)	683,991
1,475,466(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1.677% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	1,441,154
3,009,127(a)	321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 1.677% (1 Month USD LIBOR + 20 bps), 12/15/41 (144A)	2,938,720
1,788,541(a)	321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1.45% (1 Month USD LIBOR + 20 bps), 9/15/41 (144A)	1,691,242
283,078(a)	ABFC Trust, Series 2005-HE2, Class M2, 2.302% (1 Month USD LIBOR + 75 bps), 6/25/35	285,054
1,812,100(a)	ABFC Trust, Series 2005-WMC1, Class M2, 2.227% (1 Month USD LIBOR + 68 bps), 6/25/35	1,817,242
6,775,326	Access Point Funding I LLC, Series 2017-A, Class A, 3.06%, 4/15/29 (144A)	6,759,098
649,489(a)	ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASP2, Class A1, 1.752% (1 Month USD LIBOR + 20 bps), 3/25/36	649,570
12,827(a)	Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs, Series 2004-3, Class A2B, 2.652% (1 Month USD LIBOR + 110 bps), 9/25/34	12,834
2,481,628(a)	Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs, Series 2004-3, Class M1, 2.452% (1 Month USD LIBOR + 90 bps), 9/25/34	2,499,578
403,058(a)	Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs, Series 2004-4, Class A2B, 2.652% (1 Month USD LIBOR + 110 bps), 10/25/34	405,828
287(a)	Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs, Series 2005-4, Class 1A4, 1.922% (1 Month USD LIBOR + 37 bps), 10/25/35	287
216,869(a)	Aegis Asset Backed Securities Trust, Series 2005-3, Class M1, 2.022% (1 Month USD LIBOR + 47 bps), 8/25/35	216,835
484,416(a)	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A3, 1.822% (1 Month USD LIBOR + 27 bps), 12/25/35	484,416
300,000	Ally Auto Receivables Trust, Series 2014-2, Class D, 2.99%, 6/15/21	301,852
4,930,000(a)	Ally Master Owner Trust, Series 2017-1, Class A, 1.877% (1 Month USD LIBOR + 40 bps), 2/15/21	4,941,042
7,000,000(a)	Ally Master Owner Trust, Series 2017-2, Class A, 1.817% (1 Month USD LIBOR + 34 bps), 6/15/21	7,004,270
1,118,080	Alterna Funding II LLC, Series 2015-1A, Class B, 3.2%, 2/15/24 (144A)	1,112,489
7,500,000	American Credit Acceptance Receivables Trust, Series 2016-4, Class B, 2.11%, 2/12/21 (144A)	7,494,068
4,100,000	American Credit Acceptance Receivables Trust, Series 2017-1, Class B, 2.39%, 2/16/21 (144A)	4,100,062
3,501,063	American Credit Acceptance Receivables Trust, Series 2017-2, Class A, 1.84%, 7/13/20 (144A)	3,498,082
3,446,077	American Credit Acceptance Receivables Trust, Series 2017-3, Class A, 1.82%, 3/10/20 (144A)	3,442,667
2,200,000	American Credit Acceptance Receivables Trust, Series 2017-3, Class B, 2.25%, 1/11/21 (144A)	2,192,095
4,800,000	American Credit Acceptance Receivables Trust, Series 2017-4, Class B, 2.61%, 5/10/21 (144A)	4,796,412
235,000(a)	American Express Credit Account Master Trust, Series 2008-2, Class A, 2.737% (1 Month USD LIBOR + 126 bps), 9/15/20	235,361
2,770,000(a)	American Express Credit Account Master Trust, Series 2013-2, Class A, 1.897% (1 Month USD LIBOR + 42 bps), 5/17/21	2,777,402
8,050,000(a)	American Express Credit Account Master Trust, Series 2017-8, Class A, 1.597% (1 Month USD LIBOR + 12 bps), 5/16/22	8,053,730
353,146(a)	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2B, 1.967% (1 Month USD LIBOR + 56 bps), 11/8/19	353,274
1,779,087(a)	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2B, 1.791% (1 Month USD LIBOR + 30 bps), 5/18/20	1,779,721
2,646,838(a)	AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2B, 1.459% (1 Month USD LIBOR + 25 bps), 9/18/20	2,647,588
6,468,254(a)	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R3, Class M2, 2.022% (1 Month USD LIBOR + 47 bps), 5/25/35	6,455,037
776,643(a)	Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Ctfs, Series 2005-R5, Class M2, 2.242% (1 Month USD LIBOR + 69 bps), 7/25/35	778,581
205,000(a)	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R10, Class M1, 1.962% (1 Month USD LIBOR + 41 bps), 1/25/36	204,577
137,591(a)	Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Ctfs, Series 2005-R11, Class A2D, 1.882% (1 Month USD LIBOR + 33 bps), 1/25/36	137,520
113,333(a)	Amortizing Residential Collateral Trust, Series 2002-BC5, Class M1, 2.587% (1 Month USD LIBOR + 104 bps), 7/25/32	112,224
1,032,656(a)	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A1, 1.812% (1 Month USD LIBOR + 26 bps), 10/25/35	1,032,361
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES – (continued)
234,729(a)	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W3, Class A2D, 1.892% (1 Month USD LIBOR + 34 bps), 11/25/35	$234,478
3,400,000	ARI Fleet Lease Trust, Series 2017-A, Class A2, 1.91%, 4/15/26 (144A)	3,392,426
1,396,740	Ascentium Equipment Receivables Trust, Series 2016-2A, Class A2, 1.46%, 4/10/19 (144A)	1,394,575
3,500,000	Ascentium Equipment Receivables Trust, Series 2017-1A, Class A2, 1.87%, 7/10/19 (144A)	3,494,926
4,150,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class A2, 2.0%, 5/11/20 (144A)	4,138,882
1,248,067(a)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4, 2.497% (1 Month USD LIBOR + 95 bps), 5/25/35	1,256,264
781,196(a)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE8, Class M1, 1.982% (1 Month USD LIBOR + 43 bps), 11/25/35	781,366
417,010(a)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A3, 1.752% (1 Month USD LIBOR + 20 bps), 1/25/36	413,958
58,426(a)	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A, 2.242% (1 Month USD LIBOR + 69 bps), 4/25/34	58,612
615,147(a)	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1B, 2.172% (1 Month USD LIBOR + 62 bps), 4/25/34	616,448
3,112,181	Avant Loans Funding Trust, Series 2017-B, Class A, 2.29%, 6/15/20 (144A)	3,111,071
2,893,926	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class A, 2.21%, 11/20/21 (144A)	2,887,126
10,000,000(a)	BA Credit Card Trust, Series 2014-A1, Class A, 1.857% (1 Month USD LIBOR + 38 bps), 6/15/21	10,027,931
7,020,000(a)	BA Credit Card Trust, Series 2016-A1, Class A, 1.867% (1 Month USD LIBOR + 39 bps), 10/15/21	7,045,026
3,600,000	Bank of The West Auto Trust, Series 2017-1, Class A2, 1.78%, 2/15/21 (144A)	3,591,547
6,975,000(a)	Barclays Dryrock Issuance Trust, Series 2017-2, Class A, 1.777% (1 Month USD LIBOR + 30 bps), 5/15/23	6,981,268
1,138,278(a)	Bayview Financial Acquisition Trust, Series 2004-C, Class M2, 2.689% (1 Month USD LIBOR + 113 bps), 5/28/44	1,140,102
21,887(b)	Bayview Financial Acquisition Trust, Series 2007-A, Class 1A2, 6.205%, 5/28/37	22,526
530,783(a)	Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M1, 2.064% (1 Month USD LIBOR + 50 bps), 6/28/44	530,466
119,292	BCC Funding Corp. X, Series 2015-1, Class A2, 2.224%, 10/20/20 (144A)	119,109
2,600,000	BCC Funding Corp. X, Series 2015-1, Class D, 4.544%, 12/21/20 (144A)	2,582,936
5,514,000	BCC Funding Corp. X, Series 2015-1, Class E, 5.523%, 1/20/21 (144A)	5,647,145
1,077,027(a)	Bear Stearns Asset Backed Securities I Trust, Series 2005-FR1, Class M1, 2.302% (1 Month USD LIBOR + 75 bps), 6/25/35	1,077,974
130,796(a)	Bear Stearns Asset Backed Securities I Trust, Series 2005-HE12, Class M1, 2.032% (1 Month USD LIBOR + 48 bps), 12/25/35	130,904
1,310,154(a)	Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M1, 2.212% (1 Month USD LIBOR + 66 bps), 5/25/35	1,313,118
2,144,821(a)	Bear Stearns Asset Backed Securities I Trust, Series 2006-EC2, Class M1, 1.952% (1 Month USD LIBOR + 40 bps), 2/25/36	2,145,737
93,065(a)	Bear Stearns Asset Backed Securities Trust, Series 2004-2, Class A3, 2.528% (1 Month USD LIBOR + 120 bps), 8/25/34	93,149
206,378(a)	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 2.468% (1 Month USD LIBOR + 114 bps), 9/25/34	206,642
51(a)	Bear Stearns Asset Backed Securities Trust, Series 2005-SD1, Class 1A3, 2.352% (1 Month USD LIBOR + 80 bps), 8/25/43	51
197,380(a)	Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A2, 2.022% (1 Month USD LIBOR + 47 bps), 3/25/35	197,280
202,957(a)	Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A3, 1.952% (1 Month USD LIBOR + 40 bps), 3/25/35	202,826
715,831(a)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, 1.922% (1 Month USD LIBOR + 37 bps), 4/25/36	702,489
1,664,203(a)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A1, 1.932% (1 Month USD LIBOR + 38 bps), 6/25/36	1,646,714
267,841(a)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A3, 2.042% (1 Month USD LIBOR + 49 bps), 6/25/36	265,234
293,852(a)	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 2.552% (1 Month USD LIBOR + 100 bps), 3/25/37 (144A)	296,761
10,000,000(a)	BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, 1.977% (1 Month USD LIBOR + 50 bps), 7/15/20 (144A)	10,020,894
2,875,000(a)	Cabela's Credit Card Master Note Trust, Series 2013-2A, Class A2, 2.127% (1 Month USD LIBOR + 65 bps), 8/16/21 (144A)	2,884,691
2,200,000(a)	Cabela's Credit Card Master Note Trust, Series 2014-2, Class A, 1.927% (1 Month USD LIBOR + 45 bps), 7/15/22	2,207,512
2,700,000(a)	Cabela's Credit Card Master Note Trust, Series 2016-1, Class A2, 2.327% (1 Month USD LIBOR + 85 bps), 6/15/22	2,725,194
933,355	California Republic Auto Receivables Trust, Series 2016-2, Class A3, 1.56%, 7/15/20	931,793
1,225,354	California Republic Auto Receivables Trust, Series 2017-1, Class A2, 1.55%, 11/15/19	1,223,896
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES – (continued)
2,054,135(b)	CAM Mortgage Trust, Series 2016-2, Class A1, 3.25%, 6/15/57 (144A)	$2,055,506
4,150,000(a)	Canadian Pacer Auto Receivables Trust, Series 2017-1A, Class A2B, 1.695% (1 Month USD LIBOR + 20 bps), 12/19/19 (144A)	4,149,998
3,025,000(a)	Capital One Multi-Asset Execution Trust, Series 2014-A4, Class A4, 1.837% (1 Month USD LIBOR + 36 bps), 6/15/22	3,037,239
6,600,000(a)	Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1, 1.927% (1 Month USD LIBOR + 45 bps), 2/15/22	6,631,256
550,000	CarMax Auto Owner Trust, Series 2015-2, Class C, 2.39%, 3/15/21	550,667
3,050,000(a)	CarMax Auto Owner Trust, Series 2017-3, Class A2B, 1.657% (1 Month USD LIBOR + 18 bps), 9/15/20	3,051,996
2,800,000	Carnow Auto Receivables Trust, Series 2017-1A, Class A, 2.92%, 9/15/22 (144A)	2,798,894
1,552,147(a)	Carrington Mortgage Loan Trust, Series 2006-OPT1, Class A3, 1.732% (1 Month USD LIBOR + 18 bps), 2/25/36	1,547,219
3,740,000(a)	Catamaran CLO, Ltd., Series 2013-1A, Class X, 2.063% (3 Month USD LIBOR + 55 bps), 1/27/28 (144A)	3,739,996
394,814	Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.0%, 12/10/23 (144A)	393,334
240,774	Cazenovia Creek Funding I LLC, Series 2015-1A, Class B, 2.773%, 12/10/23 (144A)	239,570
1,174,482	CCG Receivables Trust, Series 2016-1, Class A2, 1.69%, 9/14/22 (144A)	1,171,936
1,313,501	CCG Receivables Trust, Series 2017-1, Class A1, 1.35%, 6/14/18 (144A)	1,313,508
178,215(c)	Centex Home Equity Loan Trust, Series 2003-A, Class AF6, 3.654%, 3/25/33	177,890
2,420,000(a)	Chase Issuance Trust, Series 2013-A3, Class A3, 1.757% (1 Month USD LIBOR + 28 bps), 4/15/20	2,421,651
4,045,000(a)	Chase Issuance Trust, Series 2014-A5, Class A5, 1.847% (1 Month USD LIBOR + 37 bps), 4/15/21	4,060,256
11,825,000(a)	Chase Issuance Trust, Series 2016-A1, Class A, 1.887% (1 Month USD LIBOR + 41 bps), 5/17/21	11,872,371
10,645,000(a)	Chase Issuance Trust, Series 2017-A1, Class A, 1.777% (1 Month USD LIBOR + 30 bps), 1/18/22	10,682,889
4,645,000(a)	Chase Issuance Trust, Series 2017-A2, Class A, 1.877% (1 Month USD LIBOR + 40 bps), 3/15/24	4,671,765
1,586,565(a)	Chesapeake Funding II LLC, Series 2016-1A, Class A2, 2.627% (1 Month USD LIBOR + 115 bps), 3/15/28 (144A)	1,593,641
1,925,662(a)	Chesapeake Funding II LLC, Series 2016-2A, Class A2, 2.477% (1 Month USD LIBOR + 100 bps), 6/15/28 (144A)	1,936,390
6,570,000(a)	Chesapeake Funding II LLC, Series 2017-2A, Class A2, 1.927% (1 Month USD LIBOR + 45 bps), 5/15/29 (144A)	6,584,159
11,000,000(a)	Chesapeake Funding II LLC, Series 2017-3A, Class A2, 1.817% (1 Month USD LIBOR + 34 bps), 8/15/29 (144A)	11,009,424
14,400,000(a)	Chesapeake Funding II LLC, Series 2017-4A, Class A2, 1.817% (1 Month USD LIBOR + 34 bps), 11/15/29 (144A)	14,404,756
5,953,200	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.71%, 5/15/23 (144A)	5,943,483
7,984,000(a)	Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, 2.702% (1 Month USD LIBOR + 115 bps), 1/23/20	7,989,943
4,050,000(a)	Citibank Credit Card Issuance Trust, Series 2008-A7, Class A7, 2.876% (1 Month USD LIBOR + 138 bps), 5/20/20	4,070,087
2,980,000(a)	Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2, 1.832% (1 Month USD LIBOR + 28 bps), 5/26/20	2,982,560
2,580,000(a)	Citibank Credit Card Issuance Trust, Series 2013-A4, Class A4, 1.972% (1 Month USD LIBOR + 42 bps), 7/24/20	2,585,241
5,771,000(a)	Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 1.862% (1 Month USD LIBOR + 43 bps), 9/10/20	5,785,314
4,700,000(a)	Citibank Credit Card Issuance Trust, Series 2017-A1, Class A1, 1.741% (1 Month USD LIBOR + 25 bps), 1/19/21	4,707,447
4,500,000(a)	Citibank Credit Card Issuance Trust, Series 2017-A4, Class A4, 1.623% (1 Month USD LIBOR + 22 bps), 4/7/22	4,508,000
8,200,000(a)	Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 1.777% (1 Month USD LIBOR + 37 bps), 8/8/24	8,233,212
262,608(b)	Citicorp Residential Mortgage Trust, Series 2006-1, Class A4, 5.365%, 7/25/36	262,353
328,626(a)	Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certifi, Series 2005-OPT3, Class M2, 2.227% (1 Month USD LIBOR + 68 bps), 5/25/35	328,995
161,905(a)	Citigroup Mortgage Loan Trust, Inc., Series 2004-RES1, Class M2, 2.572% (1 Month USD LIBOR + 102 bps), 11/25/34	163,135
282,197(a)	Citigroup Mortgage Loan Trust, Inc., Series 2005-HE2, Class M1, 2.302% (1 Month USD LIBOR + 75 bps), 5/25/35 (144A)	281,993
5,800,000(a)	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A3, 1.772% (1 Month USD LIBOR + 22 bps), 8/25/36	5,743,029
1,000,000(a)	Clear Creek CLO, Ltd., Series 2015-1A, Class X, 2.363% (3 Month USD LIBOR + 100 bps), 10/20/30 (144A)	999,992
2,850,000(a)	CNH Equipment Trust, Series 2017-B, Class A2B, 1.617% (1 Month USD LIBOR + 14 bps), 11/16/20	2,851,033
643,761(a)	Commonbond Student Loan Trust, Series 2016-B, Class A2, 3.002% (1 Month USD LIBOR + 145 bps), 10/25/40 (144A)	658,461
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES – (continued)
6,250,240(a)	Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 2.402% (1 Month USD LIBOR + 85 bps), 5/25/41 (144A)	$6,289,005
11,652,132(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 2.202% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	11,667,186
953,818	Conn Funding II LP, Series 2017-A, Class A, 2.73%, 7/15/19 (144A)	954,460
1,800,000	Conn Funding II LP, Series 2017-A, Class B, 5.11%, 2/15/20 (144A)	1,805,656
8,000,000	Conn Funding II LP, Series 2017-B, Class A, 2.73%, 7/15/20 (144A)	7,999,659
395,830	Conn's Receivables Funding LLC, Series 2016-B, Class B, 7.34%, 3/15/19 (144A)	399,050
314,224(a)	Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M2, 3.977% (1 Month USD LIBOR + 250 bps), 5/15/33	307,554
305,450(a)	Conseco Finance Home Equity Loan Trust, Series 2002-C, Class MV1, 2.977% (1 Month USD LIBOR + 150 bps), 5/15/32	304,049
370,509(a)	Countrywide Asset-Backed Certificates, Series 2004-8, Class M1, 2.602% (1 Month USD LIBOR + 105 bps), 1/25/35	372,160
437,971(a)	Countrywide Asset-Backed Certificates, Series 2004-AB2, Class M1, 2.332% (1 Month USD LIBOR + 78 bps), 5/25/36	438,301
113,893(a)	Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1, 2.232% (1 Month USD LIBOR + 68 bps), 6/25/33 (144A)	113,113
24,349(a)	Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A2, 2.452% (1 Month USD LIBOR + 90 bps), 6/25/33 (144A)	24,262
6,611,228(a)	Countrywide Asset-Backed Certificates, Series 2005-13, Class 2AV1, 1.558% (1 Month USD LIBOR + 23 bps), 4/25/36	6,603,583
1,656,429(a)	Countrywide Asset-Backed Certificates, Series 2005-BC1, Class M4, 2.452% (1 Month USD LIBOR + 90 bps), 5/25/35	1,658,101
694,141(a)	Countrywide Asset-Backed Certificates, Series 2006-3, Class 2A3, 1.842% (1 Month USD LIBOR + 29 bps), 6/25/36	686,957
465,070(a)	Countrywide Asset-Backed Certificates, Series 2006-4, Class 1A1M, 1.812% (1 Month USD LIBOR + 26 bps), 7/25/36	463,730
6,997,119(a)	Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 1.842% (1 Month USD LIBOR + 29 bps), 7/25/36	6,843,309
105,865	CPS Auto Receivables Trust, Series 2013-B, Class A, 1.82%, 9/15/20 (144A)	105,751
1,915,000	CPS Auto Receivables Trust, Series 2015-A, Class C, 4.0%, 2/16/21 (144A)	1,943,668
201,135	CPS Auto Receivables Trust, Series 2015-B, Class A, 1.65%, 11/15/19 (144A)	201,012
294,221	CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25%, 10/15/19 (144A)	294,341
400,000	CPS Auto Receivables Trust, Series 2016-C, Class B, 2.48%, 9/15/20 (144A)	400,108
2,215,397	CPS Auto Receivables Trust, Series 2017-C, Class A, 1.78%, 9/15/20 (144A)	2,211,897
999,180	CPS Auto Trust, Series 2016-D, Class A, 1.5%, 6/15/20 (144A)	997,015
1,158,732	CPS Auto Trust, Series 2017-A, Class A, 1.68%, 8/17/20 (144A)	1,156,587
5,169,698	CPS Auto Trust, Series 2017-D, Class A, 1.87%, 3/15/21 (144A)	5,161,357
2,238,983(a)	Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1.792% (1 Month USD LIBOR + 24 bps), 10/25/34 (144A)	2,228,717
102,548(a)	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB2, Class M1, 2.212% (1 Month USD LIBOR + 66 bps), 4/25/36	102,770
122,124(a)	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB8, Class A2B, 1.662% (1 Month USD LIBOR + 11 bps), 10/25/36	121,983
1,312,302(a)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-AGE1, Class M3, 2.202% (1 Month USD LIBOR + 65 bps), 2/25/32	1,302,462
1,726,366(a)	CSMC Trust, Series 2006-CF2, Class M1, 2.022% (1 Month USD LIBOR + 47 bps), 5/25/36 (144A)	1,725,604
726,830(a)	CSMC Trust, Series 2006-CF3, Class A1, 2.092% (1 Month USD LIBOR + 54 bps), 10/25/36 (144A)	725,275
1,402,217(a)	CWABS Asset-Backed Certificates Trust, Series 2004-7, Class MV3, 2.602% (1 Month USD LIBOR + 105 bps), 12/25/34	1,403,256
5,640,520(a)	CWABS Asset-Backed Certificates Trust, Series 2004-10, Class MV3, 2.453% (1 Month USD LIBOR + 113 bps), 12/25/34	5,734,143
1,653,668(a)	CWABS Asset-Backed Certificates Trust, Series 2005-14, Class 1A1, 1.782% (1 Month USD LIBOR + 23 bps), 4/25/36	1,653,155
573,556(a)	CWABS Asset-Backed Certificates Trust, Series 2005-17, Class 3AV2, 1.668% (1 Month USD LIBOR + 34 bps), 5/25/36	570,185
1,300,000	Dell Equipment Finance Trust, Series 2017-1, Class A2, 1.86%, 6/24/19 (144A)	1,299,520
5,650,000(a)	Dell Equipment Finance Trust, Series 2017-2, Class A2B, 1.835% (1 Month USD LIBOR + 30 bps), 2/24/20 (144A)	5,652,704
213	Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27	205
122,322	Diamond Resorts Owner Trust, Series 2013-2, Class A, 2.27%, 5/20/26 (144A)	122,082
410,384	Diamond Resorts Owner Trust, Series 2014-1, Class A, 2.54%, 5/20/27 (144A)	407,921
5,915,000(a)	Discover Card Execution Note Trust, Series 2015-A1, Class A1, 1.827% (1 Month USD LIBOR + 35 bps), 8/17/20	5,917,772
2,214,427(a)	DRB Prime Student Loan Trust, Series 2015-D, Class A1, 3.252% (1 Month USD LIBOR + 170 bps), 1/25/40 (144A)	2,278,258
1,822,878(a)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 3.352% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	1,891,510
4,371,280(a)	DRB Prime Student Loan Trust, Series 2017-A, Class A1, 2.402% (1 Month USD LIBOR + 85 bps), 5/27/42 (144A)	4,400,416
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES – (continued)
5,750,000	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02%, 11/15/21 (144A)	$5,793,431
1,869,629(a)	Drive Auto Receivables Trust, Series 2017-1, Class A2B, 1.817% (1 Month USD LIBOR + 34 bps), 5/15/19	1,870,029
3,750,000	Drive Auto Receivables Trust, Series 2017-1, Class B, 2.36%, 3/15/21	3,753,373
1,695,556(a)	Drive Auto Receivables Trust, Series 2017-2, Class A2B, 1.757% (1 Month USD LIBOR + 28 bps), 8/15/19	1,695,629
700,000	Drive Auto Receivables Trust, Series 2017-2, Class B, 2.25%, 6/15/21	700,296
4,800,000(a)	Drive Auto Receivables Trust, Series 2017-3, Class A2B, 1.727% (1 Month USD LIBOR + 25 bps), 8/15/19	4,799,997
1,900,000	Drive Auto Receivables Trust, Series 2017-3, Class B, 2.3%, 5/17/21	1,895,634
2,000,000	Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.2%, 5/15/20 (144A)	2,001,246
1,563,183(a)	Drug Royalty II LP 2, Series 2014-1, Class A1, 4.154% (3 Month USD LIBOR + 285 bps), 7/15/23 (144A)	1,576,611
3,981,202(a)	Drug Royalty III LP 1, Series 2017-1A, Class A1, 3.859% (3 Month USD LIBOR + 250 bps), 4/15/27 (144A)	3,981,141
3,730,000	DT Auto Owner Trust, Series 2015-1A, Class D, 4.26%, 2/15/22 (144A)	3,778,266
4,500,000	DT Auto Owner Trust, Series 2017-1A, Class B, 2.26%, 2/16/21 (144A)	4,501,697
1,203,461	DT Auto Owner Trust, Series 2017-2A, Class A, 1.72%, 5/15/20 (144A)	1,202,477
1,700,000	DT Auto Owner Trust, Series 2017-2A, Class B, 2.44%, 2/15/21 (144A)	1,702,801
7,642,557	DT Auto Owner Trust, Series 2017-4A, Class A, 1.85%, 8/17/20 (144A)	7,634,698
5,250,000	DT Auto Owner Trust, Series 2017-4A, Class B, 2.44%, 1/15/21 (144A)	5,240,464
1,600,000	DT Auto Owner Trust, Series 2017-4A, Class C, 2.86%, 7/17/23 (144A)	1,600,298
1,639,174(a)	Earnest Student Loan Program LLC, Series 2016-C, Class A1, 3.402% (1 Month USD LIBOR + 185 bps), 10/27/36 (144A)	1,702,867
1,399,573(a)	Earnest Student Loan Program LLC, Series 2016-D, Class A1, 2.952% (1 Month USD LIBOR + 140 bps), 1/25/41 (144A)	1,434,750
5,262,950(a)	Earnest Student Loan Program LLC, Series 2017-A, Class A1, 2.552% (1 Month USD LIBOR + 100 bps), 1/25/41 (144A)	5,322,109
382,459	Engs Commercial Finance Trust, Series 2015-1A, Class A2, 2.31%, 10/22/21 (144A)	381,160
4,463,040	Engs Commercial Finance Trust, Series 2016-1A, Class A2, 2.63%, 2/22/22 (144A)	4,439,043
612,364	Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 1.59%, 2/22/21 (144A)	611,844
1,431,567	Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74%, 2/22/22 (144A)	1,428,726
3,550,000(a)	Evergreen Credit Card Trust, Series 2016-3, Class A, 1.977% (1 Month USD LIBOR + 50 bps), 11/16/20 (144A)	3,561,516
4,500,000(a)	Evergreen Credit Card Trust, Series 2017-1, Class A, 1.737% (1 Month USD LIBOR + 26 bps), 10/15/21 (144A)	4,506,695
2,055,000	Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.9%, 3/15/21 (144A)	2,080,310
1,747,876	Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.96%, 3/15/21 (144A)	1,746,278
5,753,033	Exeter Automobile Receivables Trust, Series 2017-2A, Class A, 2.11%, 6/15/21 (144A)	5,750,863
2,578,628	Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05%, 12/15/21 (144A)	2,574,650
4,355,542(a)	FBR Securitization Trust, Series 2005-3, Class AV1, 1.848% (1 Month USD LIBOR + 52 bps), 10/25/35	4,357,962
180,632(a)	FBR Securitization Trust, Series 2005-5, Class AV24, 2.292% (1 Month USD LIBOR + 74 bps), 11/25/35	180,555
452,528(a)	FFMLT Trust, Series 2005-FF2, Class M3, 2.272% (1 Month USD LIBOR + 72 bps), 3/25/35	452,889
4,372,149(a)	Fieldstone Mortgage Investment Trust, Series 2005-3, Class 1A, 1.818% (1 Month USD LIBOR + 49 bps), 2/25/36	4,314,726
2,700,000(a)	Fifth Third Auto Trust, Series 2017-1, Class A2B, 1.627% (1 Month USD LIBOR + 15 bps), 4/15/20	2,701,000
9,676,973(c)	Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.321%, 11/25/27 (144A)	9,666,619
76,304(a)	First Franklin Mortgage Loan Trust, Series 2003-FFC, Class M1, 2.852% (1 Month USD LIBOR + 130 bps), 11/25/32	76,185
89,839(a)	First Franklin Mortgage Loan Trust, Series 2004-FF4, Class M1, 2.407% (1 Month USD LIBOR + 86 bps), 6/25/34	89,116
108,916(a)	First Franklin Mortgage Loan Trust, Series 2004-FF8, Class M2, 2.377% (1 Month USD LIBOR + 83 bps), 10/25/34	109,977
227,874(a)	First Franklin Mortgage Loan Trust, Series 2005-FF12, Class A2B, 1.812% (1 Month USD LIBOR + 26 bps), 11/25/36	227,893
682,843(a)	First Franklin Mortgage Loan Trust, Series 2005-FFH2, Class M2, 2.362% (1 Month USD LIBOR + 81 bps), 4/25/35 (144A)	685,861
1,682,426(a)	First Franklin Mortgage Loan Trust, Series 2006-FF1, Class 1A, 1.772% (1 Month USD LIBOR + 22 bps), 1/25/36	1,681,614
1,450,000	First Investors Auto Owner Trust, Series 2015-1A, Class D, 3.59%, 1/18/22 (144A)	1,456,009
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES – (continued)
991,796	First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69%, 4/15/21 (144A)	$989,435
3,598,482	First Investors Auto Owner Trust, Series 2017-2A, Class A1, 1.86%, 10/15/21 (144A)	3,593,920
2,200,000(a)	First National Master Note Trust, Series 2017-1, Class A, 1.877% (1 Month USD LIBOR + 40 bps), 4/18/22	2,203,670
9,000,000(a)	First National Master Note Trust, Series 2017-2, Class A, 1.917% (1 Month USD LIBOR + 44 bps), 10/16/23	9,017,466
1,304,248(a)	First NLC Trust, Series 2005-2, Class M1, 2.032% (1 Month USD LIBOR + 48 bps), 9/25/35	1,310,317
6,162,026	Flagship Credit Auto Trust, Series 2015-2, Class A, 1.98%, 10/15/20 (144A)	6,161,874
846,573	Flagship Credit Auto Trust, Series 2015-3, Class A, 2.38%, 10/15/20 (144A)	848,005
268,472	Flagship Credit Auto Trust, Series 2016-3, Class A1, 1.61%, 12/15/19 (144A)	268,304
2,234,633	Flagship Credit Auto Trust, Series 2017-1, Class A, 1.93%, 12/15/21 (144A)	2,232,288
6,063,129	Flagship Credit Auto Trust, Series 2017-2, Class A, 1.85%, 7/15/21 (144A)	6,048,439
4,000,000	Flagship Credit Auto Trust, Series 2017-4, Class A, 2.07%, 4/15/22 (144A)	3,994,290
587,629	FNA Trust, Series 2015-1, Class A, 3.24%, 12/10/23 (144A)	584,272
4,800,000(a)	Ford Credit Auto Lease Trust, Series 2017-B, Class A2B, 1.637% (1 Month USD LIBOR + 16 bps), 6/15/20	4,798,853
237,448(a)	Ford Credit Auto Owner Trust, Series 2016-B, Class A2B, 1.787% (1 Month USD LIBOR + 31 bps), 3/15/19	237,485
2,512,368(a)	Ford Credit Auto Owner Trust, Series 2017-A, Class A2B, 1.597% (1 Month USD LIBOR + 12 bps), 12/15/19	2,512,748
7,500,000(a)	Ford Credit Auto Owner Trust, Series 2017-B, Class A2B, 1.547% (1 Month USD LIBOR + 7 bps), 5/15/20	7,500,001
7,000,000(a)	Ford Credit Auto Owner Trust, Series 2017-C, Class A2B, 1.597% (1 Month USD LIBOR + 12 bps), 9/15/20	6,998,719
4,000,000(a)	Ford Credit Floorplan Master Owner Trust A, Series 2016-1, Class A2, 2.377% (1 Month USD LIBOR + 90 bps), 2/15/21	4,035,625
3,500,000(a)	Ford Credit Floorplan Master Owner Trust A, Series 2016-3, Class A2, 2.097% (1 Month USD LIBOR + 62 bps), 7/15/21	3,524,861
4,900,000(a)	Ford Credit Floorplan Master Owner Trust A, Series 2016-5, Class A2, 1.937% (1 Month USD LIBOR + 46 bps), 11/15/21	4,926,697
5,910,000(a)	Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class A2, 1.827% (1 Month USD LIBOR + 35 bps), 9/15/22	5,928,703
4,660,931	Foursight Capital Automobile Receivables Trust, Series 2016-1, Class A2, 2.87%, 10/15/21 (144A)	4,664,121
6,275,677	Foursight Capital Automobile Receivables Trust, Series 2017-1, Class A, 2.37%, 4/15/22 (144A)	6,244,229
373,740(a)	Fremont Home Loan Trust, Series 2005-2, Class M2, 2.272% (1 Month USD LIBOR + 72 bps), 6/25/35	374,711
7,471,126(a)	Fremont Home Loan Trust, Series 2005-E, Class 1A1, 1.782% (1 Month USD LIBOR + 23 bps), 1/25/36	7,420,416
10,906,924(a)	Fremont Home Loan Trust, Series 2006-2, Class 1A1, 1.712% (1 Month USD LIBOR + 16 bps), 2/25/36	10,693,804
1,866,674(b)	GCAT LLC, Series 2017-1, Class A1, 3.375%, 3/25/47 (144A)	1,865,532
1,784,607(b)	GCAT LLC, Series 2017-4, Class A1, 3.228%, 5/25/22 (144A)	1,785,051
5,229,927(a)	GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A1, 1.777% (1 Month USD LIBOR + 23 bps), 12/25/35	5,228,264
533,086	GLS Auto Receivables Trust, Series 2016-1A, Class A, 2.73%, 10/15/20 (144A)	533,989
7,651,136	GLS Auto Receivables Trust, Series 2017-1A, Class A2, 2.67%, 4/15/21 (144A)	7,654,781
2,304,563(a)	GM Financial Consumer Automobile Receivables Trust, Series 2017-1A, Class A2B, 1.611% (1 Month USD LIBOR + 12 bps), 3/16/20 (144A)	2,305,279
7,000,000(a)	GM Financial Consumer Automobile Receivables Trust, Series 2017-2A, Class A2B, 1.641% (1 Month USD LIBOR + 15 bps), 5/18/20 (144A)	7,004,268
190,268(c)	GMACM Home Equity Loan Trust, Series 2002-HE4, Class A2, 4.535%, 10/25/32	189,599
795,597(b)	GMAT Trust, Series 2013-1A, Class A, 6.967%, 11/25/43 (144A)	796,636
1,960,617(b)	GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (144A)	1,971,777
8,725,000(a)	GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 1.977% (1 Month USD LIBOR + 50 bps), 5/15/20 (144A)	8,736,230
2,100,000(a)	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 2.327% (1 Month USD LIBOR + 85 bps), 5/17/21 (144A)	2,117,391
4,700,000(a)	GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2, 2.047% (1 Month USD LIBOR + 57 bps), 1/18/22 (144A)	4,728,147
590,000(a)	Golden Credit Card Trust, Series 2014-2A, Class A, 1.927% (1 Month USD LIBOR + 45 bps), 3/15/21 (144A)	592,277
150,000(a)	Golden Credit Card Trust, Series 2015-1A, Class A, 1.917% (1 Month USD LIBOR + 44 bps), 2/15/20 (144A)	150,085
4,000,000(a)	Golden Credit Card Trust, Series 2016-1A, Class A, 2.077% (1 Month USD LIBOR + 60 bps), 1/15/20 (144A)	4,001,071
2,200,000(a)	Golden Credit Card Trust, Series 2017-1A, Class A, 1.877% (1 Month USD LIBOR + 40 bps), 2/15/21 (144A)	2,206,148
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES – (continued)
775,414(a)	Green Tree Mortgage Loan Trust, Series 2005-HE1, Class M2, 2.378% (1 Month USD LIBOR + 70 bps), 12/25/32 (144A)	$775,205
850,000(a)	Greywolf CLO II, Ltd., Series 2013-1A, Class X, 2.059% (3 Month USD LIBOR + 70 bps), 10/15/29 (144A)	849,996
204,423(a)	GSAA Home Equity Trust, Series 2004-11, Class 2A1, 2.212% (1 Month USD LIBOR + 66 bps), 12/25/34	205,943
536,390(a)	GSAA Trust, Series 2005-10, Class M3, 2.102% (1 Month USD LIBOR + 55 bps), 6/25/35	534,153
2,681,843(a)	GSAMP Trust, Series 2004-HE2, Class M1, 2.527% (1 Month USD LIBOR + 98 bps), 9/25/34	2,708,917
438,390(a)	GSAMP Trust, Series 2004-SEA2, Class M1, 2.202% (1 Month USD LIBOR + 65 bps), 3/25/34	438,732
64,937(a)	GSAMP Trust, Series 2006-HE2, Class A2, 1.732% (1 Month USD LIBOR + 18 bps), 3/25/46	64,929
744,851(a)	GSRPM Mortgage Loan Trust, Series 2003-2, Class M1, 2.902% (1 Month USD LIBOR + 135 bps), 6/25/33	741,670
1,760,547(a)	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 1.852% (1 Month USD LIBOR + 30 bps), 3/25/35 (144A)	1,746,202
801,536(a)	GSRPM Mortgage Loan Trust, Series 2006-2, Class A2, 1.852% (1 Month USD LIBOR + 30 bps), 9/25/36 (144A)	800,826
944,586	Hero Residual Funding, Series 2016-1R, Class A1, 4.5%, 9/21/42 (144A)	939,863
3,200,000(a)	Hertz Fleet Lease Funding LP, Series 2015-1, Class C, 2.746% (1 Month USD LIBOR + 150 bps), 7/10/29 (144A)	3,200,646
2,600,000(a)	Hertz Fleet Lease Funding LP, Series 2015-1, Class E, 3.546% (1 Month USD LIBOR + 230 bps), 7/10/29 (144A)	2,599,312
3,600,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class D, 4.782% (1 Month USD LIBOR + 335 bps), 4/10/30 (144A)	3,678,251
2,400,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 4.932% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	2,412,168
4,400,000(a)	Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, 2.082% (1 Month USD LIBOR + 65 bps), 4/10/31 (144A)	4,407,198
127,531(c)	Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26 (144A)	125,437
425,703(a)	Home Equity Asset Trust, Series 2004-8, Class M1, 2.422% (1 Month USD LIBOR + 87 bps), 3/25/35	428,660
4,935,000(a)	Home Equity Asset Trust, Series 2005-3, Class M4, 2.192% (1 Month USD LIBOR + 64 bps), 8/25/35	4,981,147
6,116,163(a)	Home Equity Asset Trust, Series 2005-6, Class M2, 2.042% (1 Month USD LIBOR + 49 bps), 12/25/35	6,136,261
196,621(a)	Home Equity Asset Trust, Series 2005-7, Class M1, 2.002% (1 Month USD LIBOR + 45 bps), 1/25/36	197,314
2,969,095(a)	Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-C, Class AII3, 1.922% (1 Month USD LIBOR + 37 bps), 10/25/35	2,967,374
104,642(a)	Home Equity Mortgage Trust, Series 2004-3, Class M4, 3.452% (1 Month USD LIBOR + 190 bps), 10/25/34	103,643
980,838	Honor Automobile Trust Securitization, Series 2016-1A, Class A, 2.94%, 11/15/19 (144A)	983,655
3,482,084(a)	HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A4, 1.852% (1 Month USD LIBOR + 30 bps), 12/25/35	3,469,375
1,440,194(a)	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M1, 1.922% (1 Month USD LIBOR + 37 bps), 1/25/36	1,433,561
252,791(a)	Irwin Whole Loan Home Equity Trust, Series 2003-C, Class M1, 2.552% (1 Month USD LIBOR + 100 bps), 6/25/28	251,394
178,680(a)	IXIS Real Estate Capital Trust, Series 2005-HE3, Class M2, 2.287% (1 Month USD LIBOR + 74 bps), 12/25/35	178,892
2,600,000(a)	John Deere Owner Trust, Series 2017-B, Class A2B, 1.587% (1 Month USD LIBOR + 11 bps), 4/15/20	2,600,259
519,648(a)	JP Morgan Mortgage Acquisition Corp., Series 2005-FLD1, Class M3, 2.332% (1 Month USD LIBOR + 78 bps), 7/25/35	520,121
4,500,000(a)	JP Morgan Mortgage Acquisition Corp., Series 2005-FLD1, Class M4, 2.527% (1 Month USD LIBOR + 98 bps), 7/25/35	4,518,450
83,043(a)	JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2, 1.772% (1 Month USD LIBOR + 22 bps), 10/25/35	83,025
62,973(a)	JP Morgan Mortgage Acquisition Trust, Series 2006-NC1, Class A4, 1.498% (1 Month USD LIBOR + 17 bps), 4/25/36	62,949
10,745,000(a)	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class M2, 2.252% (1 Month USD LIBOR + 70 bps), 7/25/34 (144A)	10,677,738
2,120,987	Laurel Road Prime Student Loan Trust, Series 2017-B, Class A1FX, 1.63%, 8/25/42 (144A)	2,118,160
7,800,000(a)	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A1, 1.8% (1 Month USD LIBOR + 55 bps), 11/25/42 (144A)	7,802,214
2,046,224	Leaf Receivables Funding 12 LLC, Series 2017-1, Class A2, 1.72%, 5/15/19 (144A)	2,044,723
1,599,178(a)	Lehman XS Trust, Series 2005-4, Class 1A3, 2.352% (1 Month USD LIBOR + 80 bps), 10/25/35	1,578,861
4,307,930(a)	Long Beach Mortgage Loan Trust, Series 2006-WL1, Class 1A1, 1.782% (1 Month USD LIBOR + 23 bps), 1/25/46	4,308,574
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES – (continued)
6,800,000(a)	Master Credit Card Trust II, Series 2016-1A, Class A, 2.261% (1 Month USD LIBOR + 75 bps), 9/23/19 (144A)	$6,810,636
103,682(a)	Mastr Asset Backed Securities Trust, Series 2005-WMC1, Class M3, 2.272% (1 Month USD LIBOR + 72 bps), 3/25/35	103,853
1,136,166(a)	Mastr Specialized Loan Trust, Series 2006-1, Class A, 1.852% (1 Month USD LIBOR + 30 bps), 1/25/36 (144A)	1,134,578
12,050,000(a)	MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1.737% (1 Month USD LIBOR + 26 bps), 8/16/21	12,058,239
1,201,646(a)	Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A2B, 1.677% (1 Month USD LIBOR + 20 bps), 8/15/19	1,201,871
10,888,000(a)	Mercedes-Benz Master Owner Trust, Series 2016-AA, Class A, 2.057% (1 Month USD LIBOR + 58 bps), 5/15/20 (144A)	10,907,546
572,592(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1B, 2.412% (1 Month USD LIBOR + 86 bps), 6/25/35	557,052
364,494(a)	Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class M1, 2.052% (1 Month USD LIBOR + 50 bps), 6/25/36	366,526
555,799(a)	Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class M1, 1.772% (1 Month USD LIBOR + 22 bps), 8/25/36	555,724
9,148,450(b)	MFA Trust, Series 2017-NPL1, Class A1, 3.352%, 11/25/47 (144A)	9,133,797
965,090(a)	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE3, Class M3, 2.347% (1 Month USD LIBOR + 80 bps), 7/25/35	968,483
192,995(a)	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE6, Class M1, 1.942% (1 Month USD LIBOR + 39 bps), 11/25/35	192,583
1,294,511(a)	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC1, Class M2, 2.287% (1 Month USD LIBOR + 74 bps), 1/25/35	1,292,450
166,069(a)	Morgan Stanley Home Equity Loan Trust, Series 2005-1, Class M3, 2.332% (1 Month USD LIBOR + 78 bps), 12/25/34	166,705
919,406(a)	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 1.832% (1 Month USD LIBOR + 28 bps), 2/25/36	913,322
269,623(a)	Morgan Stanley Structured Trust, Series 2007-1, Class A2, 1.742% (1 Month USD LIBOR + 19 bps), 6/25/37	269,528
3,500,000(a)	Motor Plc, Series 2017-1A, Class A1, 2.082% (1 Month USD LIBOR + 53 bps), 9/25/24 (144A)	3,504,477
16,956	Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A, 1.558%, 7/20/18 (144A)	16,949
759,212	Nations Equipment Finance Funding II LLC, Series 2014-1A, Class B, 3.276%, 1/20/19 (144A)	758,807
2,445,862	Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A, 3.61%, 2/20/21 (144A)	2,448,664
900,000(c)	Nationstar HECM Loan Trust, Series 2016-2A, Class M1, 3.598%, 6/25/26 (144A)	900,563
3,638,750	Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968%, 5/25/27 (144A)	3,633,255
3,836,013(c)	Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038%, 9/25/27 (144A)	3,836,013
797,243(a)	Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4, 1.832% (1 Month USD LIBOR + 28 bps), 9/25/36	792,712
2,700,000(a)	Navistar Financial Dealer Note Master Owner Trust II, Series 2017-1, Class C, 3.102% (1 Month USD LIBOR + 155 bps), 6/27/22 (144A)	2,715,446
1,225,000	Navitas Equipment Receivables LLC, Series 2015-1, Class C, 4.5%, 6/17/19 (144A)	1,231,613
1,854,440	Navitas Equipment Receivables LLC, Series 2016-1, Class A2, 2.2%, 6/15/21 (144A)	1,850,249
4,600,000	Navitas Equipment Receivables LLC, Series 2016-1, Class B, 3.22%, 10/15/21 (144A)	4,586,518
1,425,000(a)	Neuberger Berman CLO XVI-S, Ltd., Series 2017-16SA, Class X, (3 Month USD LIBOR + 60 bps), 1/15/28 (144A)	1,425,000
1,972,694(a)	New Century Home Equity Loan Trust, Series 2005-1, Class A2C, 2.252% (1 Month USD LIBOR + 70 bps), 3/25/35	1,974,263
7,597,000(a)	New Century Home Equity Loan Trust, Series 2005-1, Class M1, 2.227% (1 Month USD LIBOR + 68 bps), 3/25/35	7,587,312
10,767,718(a)	New Century Home Equity Loan Trust, Series 2005-2, Class M2, 2.227% (1 Month USD LIBOR + 68 bps), 6/25/35	10,772,537
335,157(a)	New Century Home Equity Loan Trust, Series 2005-3, Class M2, 2.042% (1 Month USD LIBOR + 49 bps), 7/25/35	335,825
200,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.575%, 10/15/49 (144A)	198,090
6,895,176(a)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 3.552% (1 Month USD LIBOR + 200 bps), 2/15/43 (144A)	6,896,555
7,250,000(a)	NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 3.177% (1 Month USD LIBOR + 170 bps), 4/15/21 (144A)	7,361,994
5,000,000(a)	NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A1, 2.577% (1 Month USD LIBOR + 110 bps), 9/15/21 (144A)	5,051,024
5,300,000(a)	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, 2.157% (1 Month USD LIBOR + 68 bps), 10/17/22 (144A)	5,309,447
9,254,000(a)	Nissan Auto Lease Trust, Series 2017-B, Class A2B, 1.687% (1 Month USD LIBOR + 21 bps), 12/16/19	9,257,454
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES – (continued)
138,681(a)	Nissan Auto Receivables Owner Trust, Series 2016-A, Class A2B, 1.827% (1 Month USD LIBOR + 35 bps), 2/15/19	$138,696
269,953(a)	Nissan Auto Receivables Owner Trust, Series 2016-B, Class A2B, 1.777% (1 Month USD LIBOR + 30 bps), 4/15/19	270,047
3,390,088(a)	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A2B, 1.537% (1 Month USD LIBOR + 6 bps), 1/15/20	3,389,437
6,059,000(a)	Nissan Master Owner Trust Receivables, Series 2017-A, Class A, 1.787% (1 Month USD LIBOR + 31 bps), 4/15/21	6,066,726
6,600,000(a)	Nissan Master Owner Trust Receivables, Series 2017-C, Class A, 1.797% (1 Month USD LIBOR + 32 bps), 10/17/22	6,613,104
216,607(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 1.628% (1 Month USD LIBOR + 39 bps), 5/25/33	217,764
10,203,660(a)	NovaStar Mortgage Funding Trust, Series 2005-3, Class M1, 2.002% (1 Month USD LIBOR + 68 bps), 1/25/36	10,184,806
2,757,596(a)	NovaStar Mortgage Funding Trust, Series 2005-4, Class A1A, 1.782% (1 Month USD LIBOR + 23 bps), 1/25/36	2,756,513
426,747	NYCTL Trust, Series 2016-A, Class A, 1.47%, 11/10/29 (144A)	424,337
3,902,807	NYCTL Trust, Series 2017-A, Class A, 1.87%, 11/10/30 (144A)	3,887,856
8,184,980(b)	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.0%, 7/25/57 (144A)	8,174,619
6,325,000(a)	Octagon Investment Partners XXII, Ltd., Series 2014-1A, Class XRR, (3 Month USD LIBOR + 65 bps), 1/22/30 (144A)	6,325,000
4,452,000	Ocwen Master Advance Receivables Trust, Series 2016-T1, Class AT1, 2.521%, 8/17/48 (144A)	4,451,122
3,250,000	Ocwen Master Advance Receivables Trust, Series 2017-T1, Class AT1, 2.499%, 9/15/48 (144A)	3,252,429
2,700,000	Ocwen Master Advance Receivables Trust, Series 2017-T1, Class CT1, 3.141%, 9/15/48 (144A)	2,704,963
97,244	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.47%, 9/18/24 (144A)	97,262
6,650,000(a)	OneMain Financial Issuance Trust, Series 2017-1A, Class A2, 2.272% (1 Month USD LIBOR + 80 bps), 9/14/32 (144A)	6,685,044
3,362,000	Oportun Funding III LLC, Series 2016-B, Class A, 3.69%, 7/8/21 (144A)	3,380,279
889,596(a)	Option One Mortgage Loan Trust, Series 2005-1, Class A1B, 2.212% (1 Month USD LIBOR + 66 bps), 2/25/35	887,192
740,607(a)	Option One Mortgage Loan Trust, Series 2005-1, Class A4, 2.352% (1 Month USD LIBOR + 80 bps), 2/25/35	739,883
8,000,000(a)	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 2.287% (1 Month USD LIBOR + 74 bps), 8/25/35	7,994,160
4,785,451(a)	Option One Mortgage Loan Trust, Series 2005-4, Class M1, 1.992% (1 Month USD LIBOR + 44 bps), 11/25/35	4,778,706
10,473,929(a)	Option One Mortgage Loan Trust, Series 2006-1, Class 2A3, 1.742% (1 Month USD LIBOR + 19 bps), 1/25/36	10,443,059
29,066(b)	Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.9%, 3/25/37	26,757
73,396	Orange Lake Timeshare Trust, Series 2012-AA, Class B, 4.87%, 3/10/27 (144A)	73,891
4,322,829(b)	OSAT Trust, Series 2016-NPL1, Class A1, 3.75%, 7/25/56 (144A)	4,355,730
1,587,281	Oscar US Funding Trust II, Series 2015-1A, Class A3, 1.86%, 10/15/19 (144A)	1,584,579
1,244,953	Oscar US Funding Trust IV, Series 2016-1A, Class A2A, 2.53%, 7/15/20 (144A)	1,245,549
585,860(a)	Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 2.95% (1 Month USD LIBOR + 170 bps), 7/15/20 (144A)	588,884
4,604,873	Oscar US Funding Trust V, Series 2016-2A, Class A2A, 2.31%, 11/15/19 (144A)	4,600,190
3,719,321(a)	Oscar US Funding Trust V, Series 2016-2A, Class A2B, 2.959% (1 Month USD LIBOR + 140 bps), 11/15/19 (144A)	3,731,535
544,748	Oscar US Funding Trust VI LLC, Series 2017-1A, Class A2A, 2.3%, 5/11/20 (144A)	544,496
2,605,317(a)	Oscar US Funding Trust VI LLC, Series 2017-1A, Class A2B, 2.232% (1 Month USD LIBOR + 80 bps), 5/11/20 (144A)	2,608,042
2,700,000(a)	Oscar US Funding Trust VII LLC, Series 2017-2A, Class A2B, 2.082% (1 Month USD LIBOR + 65 bps), 11/10/20 (144A)	2,700,408
150,000	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	150,569
355,998(a)	People's Choice Home Loan Securities Trust, Series 2004-2, Class M1, 2.452% (1 Month USD LIBOR + 90 bps), 10/25/34	356,944
1,350,000(a)	PFS Financing Corp., Series 2015-AA, Class A, 2.097% (1 Month USD LIBOR + 62 bps), 4/15/20 (144A)	1,351,394
4,000,000(a)	PFS Financing Corp., Series 2016-A, Class A, 2.677% (1 Month USD LIBOR + 120 bps), 2/18/20 (144A)	4,004,950
1,250,000(a)	PFS Financing Corp., Series 2016-A, Class B, 3.227% (1 Month USD LIBOR + 175 bps), 2/18/20 (144A)	1,249,682
2,600,000(a)	PFS Financing Corp., Series 2017-AA, Class A, 2.057% (1 Month USD LIBOR + 58 bps), 3/15/21 (144A)	2,605,589
2,000,000(a)	PFS Financing Corp., Series 2017-AA, Class B, 2.427% (1 Month USD LIBOR + 95 bps), 3/15/21 (144A)	2,001,619
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES – (continued)
6,700,000(a)	PFS Financing Corp., Series 2017-BA, Class A1, 2.077% (1 Month USD LIBOR + 60 bps), 7/15/22 (144A)	$6,707,753
4,750,000(a)	PFS Financing Corp., Series 2017-C, Class A, 1.947% (1 Month USD LIBOR + 47 bps), 10/15/21 (144A)	4,742,386
5,750,000(a)	PFS Financing Corp., Series 2017-C, Class B, 2.277% (1 Month USD LIBOR + 80 bps), 10/15/21 (144A)	5,739,276
492,780(a)	Popular ABS Mortgage Pass-Through Trust, Series 2005-A, Class M1, 1.982% (1 Month USD LIBOR + 43 bps), 6/25/35	493,797
542,513(a)	Popular ABS Mortgage Pass-Through Trust, Series 2005-C, Class M1, 2.002% (1 Month USD LIBOR + 45 bps), 11/25/35	543,313
143,531(a)	Popular ABS Mortgage Pass-Through Trust, Series 2006-A, Class A4, 1.872% (1 Month USD LIBOR + 32 bps), 2/25/36	143,418
1,216,690	Prestige Auto Receivables Trust, Series 2016-2A, Class A2, 1.46%, 7/15/20 (144A)	1,213,849
7,007,514(b)	Pretium Mortgage Credit Partners I LLC, Series 2016-NPL6, Class A1, 3.5%, 10/27/31 (144A)	7,014,584
4,291,224(b)	Pretium Mortgage Credit Partners I LLC, Series 2017-NPL3, Class A1, 3.25%, 6/29/32 (144A)	4,288,250
7,643,129(b)	Pretium Mortgage Credit Partners I LLC, Series 2017-NPL4, Class A1, 3.25%, 8/27/32 (144A)	7,635,307
4,151,165(b)	PRPM LLC, Series 2017-1A, Class A1, 4.25%, 1/25/22 (144A)	4,153,462
743,401(a)	Quest Trust, Series 2004-X1, Class A, 2.212% (1 Month USD LIBOR + 66 bps), 3/25/34 (144A)	738,943
315,115(a)	RAAC Trust, Series 2005-RP3, Class M1, 2.352% (1 Month USD LIBOR + 80 bps), 5/25/39 (144A)	312,559
8,500,000(a)	RAAC Trust, Series 2006-RP1, Class M2, 1.385% (1 Month USD LIBOR + 120 bps), 10/25/45 (144A)	8,590,448
643,915(a)	RAAC Trust, Series 2006-RP2, Class A, 1.802% (1 Month USD LIBOR + 25 bps), 2/25/37 (144A)	641,843
1,300,000(a)	RAMP Trust, Series 2005-EFC6, Class M2, 2.197% (1 Month USD LIBOR + 65 bps), 11/25/35	1,300,688
1,776,737(a)	RAMP Trust, Series 2005-RS2, Class M3, 2.102% (1 Month USD LIBOR + 55 bps), 2/25/35	1,778,150
7,350,000(a)	RAMP Trust, Series 2005-RS7, Class M1, 2.052% (1 Month USD LIBOR + 50 bps), 7/25/35	7,274,929
380,154(a)	RAMP Trust, Series 2006-EFC2, Class A3, 1.712% (1 Month USD LIBOR + 16 bps), 12/25/36	378,499
74,233(a)	RAMP Trust, Series 2006-RZ3, Class A3, 1.842% (1 Month USD LIBOR + 29 bps), 8/25/36	74,036
2,284,998(a)	RASC Trust, Series 2001-KS3, Class AII, 2.012% (1 Month USD LIBOR + 46 bps), 9/25/31	2,239,246
6,886,106(a)	RASC Trust, Series 2005-EMX3, Class M3, 2.012% (1 Month USD LIBOR + 46 bps), 9/25/35	6,898,476
2,674,686(a)	RASC Trust, Series 2005-EMX4, Class M2, 2.212% (1 Month USD LIBOR + 66 bps), 11/25/35	2,681,628
3,290,610(a)	RASC Trust, Series 2005-KS10, Class M1, 1.962% (1 Month USD LIBOR + 41 bps), 11/25/35	3,291,012
727,395(a)	RASC Trust, Series 2005-KS11, Class M1, 1.952% (1 Month USD LIBOR + 40 bps), 12/25/35	727,655
1,073,988(a)	RASC Trust, Series 2005-KS2, Class M1, 2.197% (1 Month USD LIBOR + 65 bps), 3/25/35	1,074,521
2,000,000(a)	RASC Trust, Series 2005-KS7, Class M4, 2.422% (1 Month USD LIBOR + 87 bps), 8/25/35	2,012,161
178,673(a)	RASC Trust, Series 2005-KS9, Class M2, 1.982% (1 Month USD LIBOR + 43 bps), 10/25/35	178,714
901,538(b)	RBSHD Trust, Series 2013-1A, Class A, 7.685%, 10/25/47 (144A)	903,746
4,920,534(b)	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/22 (144A)	4,924,033
55,966(a)	Salomon Mortgage Loan Trust, Series 2001-CB4, Class 1A1, 2.228% (1 Month USD LIBOR + 90 bps), 11/25/33	56,005
625,000	Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74%, 1/15/21	627,953
6,700,000(a)	Santander Retail Auto Lease Trust, Series 2017-A, Class A2B, 1.771% (1 Month USD LIBOR + 27 bps), 3/20/20 (144A)	6,699,996
439,635(a)	SASCO Mortgage Loan Trust, Series 2005-GEL1, Class M1, 2.153% (1 Month USD LIBOR + 83 bps), 12/25/34	437,546
4,351(a)	Saxon Asset Securities Trust, Series 2005-3, Class M1, 1.788% (1 Month USD LIBOR + 46 bps), 11/25/35	4,351
501,956(a)	Saxon Asset Securities Trust, Series 2006-1, Class A2C, 1.872% (1 Month USD LIBOR + 32 bps), 3/25/36	501,080
8,314,912(a)	Saxon Asset Securities Trust, Series 2006-2, Class A3C, 1.702% (1 Month USD LIBOR + 15 bps), 9/25/36	8,270,486
3,380,424	SCF Equipment Trust LLC, Series 2016-1A, Class A, 3.62%, 11/20/21 (144A)	3,393,166
65,953(a)	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A1B, 1.832% (1 Month USD LIBOR + 28 bps), 12/25/35	65,994
556,464(a)	Securitized Term Auto Receivables Trust, Series 2016-1A, Class A2B, 1.679% (1 Month USD LIBOR + 35 bps), 11/26/18 (144A)	556,575
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES – (continued)
3,018,994(a)	Securitized Term Auto Receivables Trust, Series 2017-1A, Class A2B, 1.629% (1 Month USD LIBOR + 30 bps), 4/25/19 (144A)	$3,019,181
7,500,000(a)	Securitized Term Auto Receivables Trust, Series 2017-2A, Class A2B, 1.752% (1 Month USD LIBOR + 20 bps), 1/27/20 (144A)	7,499,999
499,834	Sierra Auto Receivables Securitization Trust, Series 2016-1A, Class A, 2.85%, 1/18/22 (144A)	500,482
708,798	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class B, 2.39%, 11/20/29 (144A)	708,627
926,825(c)	Sierra Timeshare Receivables Funding LLC, Series 2014-2A, Class A, 2.05%, 6/20/31 (144A)	924,939
2,553,741	Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (144A)	2,566,162
4,076,952	Sofi Consumer Loan Program LLC, Series 2017-1, Class A, 3.28%, 1/26/26 (144A)	4,117,536
6,094,799	Sofi Consumer Loan Program LLC, Series 2017-6, Class A1, 2.2%, 11/25/26 (144A)	6,083,476
4,797,529(a)	Sofi Professional Loan Program LLC, Series 2014-B, Class A1, 2.802% (1 Month USD LIBOR + 125 bps), 8/25/32 (144A)	4,854,223
2,513,434(a)	Sofi Professional Loan Program LLC, Series 2015-B, Class A1, 2.602% (1 Month USD LIBOR + 105 bps), 4/25/35 (144A)	2,536,433
2,722,022(a)	Sofi Professional Loan Program LLC, Series 2015-C, Class A1, 2.602% (1 Month USD LIBOR + 105 bps), 8/27/35 (144A)	2,752,042
1,010,008(a)	Sofi Professional Loan Program LLC, Series 2016-A, Class A1, 3.302% (1 Month USD LIBOR + 175 bps), 8/25/36 (144A)	1,044,143
3,884,228(a)	Sofi Professional Loan Program LLC, Series 2016-B, Class A1, 2.752% (1 Month USD LIBOR + 120 bps), 6/25/33 (144A)	3,947,579
438,624(a)	Sofi Professional Loan Program LLC, Series 2016-C, Class A1, 2.652% (1 Month USD LIBOR + 110 bps), 10/27/36 (144A)	444,912
2,603,266(a)	Sofi Professional Loan Program LLC, Series 2016-D, Class A1, 2.502% (1 Month USD LIBOR + 95 bps), 1/25/39 (144A)	2,628,741
9,078,836(a)	Sofi Professional Loan Program LLC, Series 2016-E, Class A1, 2.402% (1 Month USD LIBOR + 85 bps), 7/25/39 (144A)	9,163,017
2,019,156(a)	Sofi Professional Loan Program LLC, Series 2017-A, Class A1, 2.252% (1 Month USD LIBOR + 70 bps), 3/26/40 (144A)	2,030,339
2,033,757	Sofi Professional Loan Program LLC, Series 2017-B, Class A1FX, 1.83%, 5/25/40 (144A)	2,028,086
2,330,102(a)	Sofi Professional Loan Program LLC, Series 2017-C, Class A1, 2.152% (1 Month USD LIBOR + 60 bps), 7/25/40 (144A)	2,336,601
3,646,744	Sofi Professional Loan Program LLC, Series 2017-D, Class A1FX, 1.72%, 9/25/40 (144A)	3,632,798
6,612,978(a)	Sofi Professional Loan Program LLC, Series 2017-E, Class A1, 2.052% (1 Month USD LIBOR + 50 bps), 11/26/40 (144A)	6,621,238
2,300,000	Sofi Professional Loan Program LLC, Series 2017-F, Class A1FX, 2.05%, 1/25/41 (144A)	2,294,025
109,198(a)	Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3, 1.812% (1 Month USD LIBOR + 26 bps), 12/25/35	109,173
10,035,265(a)	Specialty Underwriting & Residential Finance Trust, Series 2006-BC1, Class A2D, 1.852% (1 Month USD LIBOR + 30 bps), 12/25/36	10,037,220
4,700,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T1, Class AT1, 2.53%, 11/16/48 (144A)	4,658,748
1,285,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T1, Class CT1, 3.32%, 11/16/48 (144A)	1,273,458
5,500,000(a)	Stewart Park CLO, Ltd., Series 2015-1A, Class X, (3 Month USD LIBOR + 60 bps), 1/15/30 (144A)	5,500,000
3,123,582(a)	Structured Asset Investment Loan Trust, Series 2003-BC1, Class A1, 2.312% (1 Month USD LIBOR + 76 bps), 1/25/33	3,106,733
321,460(a)	Structured Asset Investment Loan Trust, Series 2004-10, Class A7, 2.612% (1 Month USD LIBOR + 106 bps), 11/25/34	324,171
116,819(a)	Structured Asset Investment Loan Trust, Series 2004-11, Class A4, 2.452% (1 Month USD LIBOR + 90 bps), 1/25/35	116,972
735,333(a)	Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A2, 2.592% (1 Month USD LIBOR + 104 bps), 12/25/34	736,348
290,341(a)	Structured Asset Investment Loan Trust, Series 2005-6, Class M1, 2.272% (1 Month USD LIBOR + 72 bps), 7/25/35	290,568
644,122(a)	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M1, 2.257% (1 Month USD LIBOR + 71 bps), 7/25/35	645,107
5,312,623(a)	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, 2.272% (1 Month USD LIBOR + 72 bps), 9/25/35	5,296,159
165,276(a)	Structured Asset Investment Loan Trust, Series 2006-1, Class A3, 1.752% (1 Month USD LIBOR + 20 bps), 1/25/36	165,246
705,190(a)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-EQ1A, Class A4, 1.702% (1 Month USD LIBOR + 15 bps), 7/25/36 (144A)	703,966
5,839,953(a)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OPT1, Class A1, 1.732% (1 Month USD LIBOR + 18 bps), 4/25/36	5,738,479
475,893(a)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC3, Class 1A2, 1.692% (1 Month USD LIBOR + 14 bps), 5/25/47	475,644
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES – (continued)
3,814,950(a)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-TC1, Class A, 1.852% (1 Month USD LIBOR + 30 bps), 4/25/31 (144A)	$3,687,782
847,616(a)	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs, Series 2003-BC2, Class M1, 3.052% (1 Month USD LIBOR + 150 bps), 2/25/33	841,529
3,329,115(a)	Structured Asset Securities Corp. Trust, Series 2005-AR1, Class M1, 1.982% (1 Month USD LIBOR + 43 bps), 9/25/35	3,336,690
587,028(a)	Structured Asset Securities Corp., Series 2005-WF1, Class A3, 2.212% (1 Month USD LIBOR + 66 bps), 2/25/35	588,218
1,067,065(b)	Sunset Mortgage Loan Co., LLC, Series 2015-NPL1, Class A, 4.459%, 9/18/45 (144A)	1,067,016
700,000	Synchrony Credit Card Master Note Trust, Series 2013-1, Class B, 1.69%, 3/15/21	699,241
119,536	TAL Advantage V LLC, Series 2014-2A, Class A1, 1.7%, 5/20/39 (144A)	119,326
1,318,468	Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/28 (144A)	1,319,894
3,639,058	TCF Auto Receivables Owner Trust, Series 2016-PT1A, Class A, 1.93%, 6/15/22 (144A)	3,625,814
176,013(a)	Terwin Mortgage Trust, Series 2005-1SL, Class M2, 3.127% (1 Month USD LIBOR + 158 bps), 2/25/35 (144A)	174,463
2,914,393(a)	Terwin Mortgage Trust, Series 2006-1, Class 1A3, 1.932% (1 Month USD LIBOR + 38 bps), 1/25/37 (144A)	2,923,442
8,378,933(a)	Terwin Mortgage Trust, Series 2006-3, Class 1A2, 1.782% (1 Month USD LIBOR + 23 bps), 4/25/37 (144A)	8,345,502
3,000,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A, 4.55%, 4/15/21 (144A)	2,987,978
5,892,115(c)	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.75%, 11/25/60 (144A)	5,880,812
9,361,488(a)	Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.152% (1 Month USD LIBOR + 60 bps), 2/25/57 (144A)	9,372,917
6,657,127	Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)	6,633,046
1,782,085(a)	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A2B, 1.547% (1 Month USD LIBOR + 7 bps), 9/16/19	1,781,956
6,670,000(a)	Toyota Auto Receivables Owner Trust, Series 2017-C, Class A2B, 1.557% (1 Month USD LIBOR + 8 bps), 7/15/20	6,665,931
8,000,000(a)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class A1, 2.327% (1 Month USD LIBOR + 85 bps), 12/15/20 (144A)	8,021,264
2,000,000(a)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class B, 3.177% (1 Month USD LIBOR + 170 bps), 12/15/20 (144A)	2,007,884
8,000,000(a)	Trillium Credit Card Trust II, Series 2016-1A, Class A, 2.272% (1 Month USD LIBOR + 72 bps), 5/26/21 (144A)	8,020,137
763,464(a)	Truman Capital Mortgage Loan Trust, Series 2004-1, Class M2, 3.252% (1 Month USD LIBOR + 170 bps), 1/25/34 (144A)	762,441
4,500,000	United Auto Credit Securitization Trust, Series 2016-1, Class E, 7.1%, 5/16/22 (144A)	4,586,326
3,350,075	United Auto Credit Securitization Trust, Series 2016-2, Class B, 2.2%, 5/10/19 (144A)	3,348,479
6,400,000	United Auto Credit Securitization Trust, Series 2017-1, Class B, 2.4%, 11/12/19 (144A)	6,380,910
4,260,000	United Auto Credit Securitization Trust, Series 2017-1, Class C, 2.71%, 1/10/22 (144A)	4,239,466
2,219,835	Upstart Securitization Trust, Series 2017-1, Class A, 2.639%, 6/20/24 (144A)	2,219,152
3,250,000	Upstart Securitization Trust, Series 2017-2, Class A, 2.508%, 3/20/25 (144A)	3,247,050
8,500,000(b)	US Residential Opportunity Fund IV Trust, Series 2017-1III, Class A, 3.352%, 11/27/37 (144A)	8,476,501
4,500,000(a)	Verizon Owner Trust, Series 2017-3A, Class A1B, 1.771% (1 Month USD LIBOR + 27 bps), 4/20/22 (144A)	4,507,082
5,585,775	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.84%, 4/17/23 (144A)	5,575,063
3,295,199(b)	VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.5%, 2/25/47 (144A)	3,299,957
2,842,811(b)	VOLT LVIII LLC, Series 2017-NPL5, Class A1, 3.375%, 5/28/47 (144A)	2,847,025
2,705,444(b)	VOLT LX LLC, Series 2017-NPL7, Class A1, 3.25%, 4/25/59 (144A)	2,710,201
8,500,000(b)	VOLT LXIII LLC, Series 2017-NP10, Class A1, 3.0%, 10/25/47 (144A)	8,487,190
2,694,372(b)	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, 3.875%, 9/25/45 (144A)	2,698,718
850,000(a)	Volvo Financial Equipment Master Owner Trust, Series 2017-A, Class A, 1.977% (1 Month USD LIBOR + 50 bps), 11/15/22 (144A)	852,418
973,000(a)	Wells Fargo Dealer Floorplan Master Note Trust, Series 2015-1, Class A, 2.001% (1 Month USD LIBOR + 50 bps), 1/20/20	973,226
3,368,335(a)	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2005-3, Class M3, 2.242% (1 Month USD LIBOR + 69 bps), 11/25/35	3,373,910
1,085,610(a)	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-2, Class A4, 1.802% (1 Month USD LIBOR + 25 bps), 7/25/36	1,082,431
752,769	Westgate Resorts LLC, Series 2014-1A, Class A, 2.15%, 12/20/26 (144A)	749,416
2,447,850	Westgate Resorts LLC, Series 2014-1A, Class C, 5.5%, 12/20/26 (144A)	2,475,757
1,049,488	Westgate Resorts LLC, Series 2015-1A, Class A, 2.75%, 5/20/27 (144A)	1,049,001
391,097	Westgate Resorts LLC, Series 2016-1A, Class A, 3.5%, 12/20/28 (144A)	393,260
7,152,360	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, 12/20/30 (144A)	7,143,182
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES – (continued)
1,319,228	Westlake Automobile Receivables Trust, Series 2015-3A, Class C, 3.05%, 5/17/21 (144A)	$1,323,843
8,455,000	Westlake Automobile Receivables Trust, Series 2016-1A, Class D, 4.55%, 9/15/21 (144A)	8,558,372
1,019,482	Westlake Automobile Receivables Trust, Series 2016-3A, Class A2, 1.42%, 10/15/19 (144A)	1,018,193
3,313,221	Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78%, 4/15/20 (144A)	3,310,979
6,200,000(a)	Westlake Automobile Receivables Trust, Series 2017-2A, Class A2B, 1.827% (1 Month USD LIBOR + 35 bps), 7/15/20 (144A)	6,201,369
2,100,000	Wheels SPV 2 LLC, Series 2017-1A, Class A2, 1.88%, 4/20/26 (144A)	2,091,412
17,811(a)	Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 1.832% (1 Month USD LIBOR + 28 bps), 5/25/28	17,610
3,454,000(a)	World Financial Network Credit Card Master Trust, Series 2015-A, Class A, 1.957% (1 Month USD LIBOR + 48 bps), 2/15/22	3,456,756
5,963,147(a)	World Omni Auto Receivables Trust, Series 2017-A, Class A2B, 1.617% (1 Month USD LIBOR + 14 bps), 8/17/20	5,964,744
13,200,000(a)	World Omni Auto Receivables Trust, Series 2017-B, Class A2B, 1.577% (1 Month USD LIBOR + 10 bps), 2/16/21	13,192,273
2,622,131(a)	World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A2B, 1.887% (1 Month USD LIBOR + 41 bps), 2/15/19	2,623,846
1,238,901(b)	WVUE, Series 2015-1A, Class A, 4.5%, 9/25/20 (144A)	1,239,248
	TOTAL ASSET BACKED SECURITIES
	(Cost $1,472,250,648)	$1,473,438,261
	COLLATERALIZED MORTGAGE OBLIGATIONS - 22.6% of Net Assets
11,500,000(a)	280 Park Avenue Mortgage Trust, Series 2017-280P, Class C, 2.727% (1 Month USD LIBOR + 125 bps), 9/15/34 (144A)	$11,509,345
11,372,110(a)	A10 Term Asset Financing LLC, Series 2017-1A, Class A1FL, 2.327% (1 Month USD LIBOR + 85 bps), 3/15/36 (144A)	11,382,345
457,900(a)	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A22, 1.832% (1 Month USD LIBOR + 28 bps), 9/25/35	455,762
1,274,924(c)	Agate Bay Mortgage Trust, Series 2014-3, Class A4, 3.0%, 11/25/44 (144A)	1,273,878
876,844(a)	Alternative Loan Trust, Series 2004-6CB, Class A, 2.132% (1 Month USD LIBOR + 58 bps), 5/25/34	876,587
417,981(a)	Alternative Loan Trust, Series 2004-J13, Class M1, 2.452% (1 Month USD LIBOR + 90 bps), 2/25/35	415,252
3,300,000(a)	AMSR Trust, Series 2016-SFR1, Class C, 3.741% (1 Month USD LIBOR + 225 bps), 11/17/33 (144A)	3,342,057
2,750,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2016-FL1A, Class A, 3.177% (1 Month USD LIBOR + 170 bps), 9/15/26 (144A)	2,793,701
2,700,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL1, Class A, 2.777% (1 Month USD LIBOR + 130 bps), 4/15/27 (144A)	2,732,222
1,088,532(c)	ASG Resecuritization Trust, Series 2012-1, Class A64, 3.583%, 4/28/36 (144A)	1,087,220
8,213,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class B, 3.677% (1 Month USD LIBOR + 220 bps), 12/15/31 (144A)	8,236,924
6,850,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class B, 2.351% (1 Month USD LIBOR + 110 bps), 6/15/28 (144A)	6,841,931
7,000,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class A, 2.697% (1 Month USD LIBOR + 122 bps), 1/15/28 (144A)	7,013,264
4,770,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class C, 3.477% (1 Month USD LIBOR + 200 bps), 1/15/28 (144A)	4,775,394
1,128,876(c)	Banc of America Commercial Mortgage Trust, Series 2007-3, Class B, 5.697%, 6/10/49	1,139,408
266,089(a)	Banc of America Funding Trust, Series 2005-A, Class 5A2, 1.811% (1 Month USD LIBOR + 31 bps), 2/20/35	266,614
163,655(c)	Banc of America Mortgage Trust, Series 2004-I, Class 1A1, 3.621%, 10/25/34	163,208
1,750,000(a)	Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class B, 4.227% (1 Month USD LIBOR + 275 bps), 11/15/33 (144A)	1,750,299
2,200,000(a)	Bancorp Commercial Mortgage Trust, Series 2017-CRE2, Class A, 2.327% (1 Month USD LIBOR + 85 bps), 8/15/32 (144A)	2,200,879
3,111,779(a)	Bayview Opportunity Master Fund IIIb Trust, Series 2017-CRT2, Class M, 3.564% (1 Month USD LIBOR + 200 bps), 11/25/27 (144A)	3,111,778
3,450,498(a)	Bayview Opportunity Master Fund IVb Trust, Series 2016-CRT1, Class M1, 3.314% (1 Month USD LIBOR + 175 bps), 10/27/27 (144A)	3,450,498
2,895,643(a)	Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 3.714% (1 Month USD LIBOR + 215 bps), 10/25/28 (144A)	2,900,030
2,224,428(a)	BCAP LLC Trust, Series 2012-RR4, Class 8A4, 1.513% (1 Month USD LIBOR + 23 bps), 6/26/47 (144A)	2,208,524
337,543(a)	Bear Stearns ALT-A Trust, Series 2004-11, Class 1A2, 2.392% (1 Month USD LIBOR + 84 bps), 11/25/34	336,044
5,452,996(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A1, 2.252% (1 Month USD LIBOR + 70 bps), 1/25/35	5,453,619
2,086,868(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A2, 2.392% (1 Month USD LIBOR + 84 bps), 1/25/35	2,083,725
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
2,657,161(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A3, 2.252% (1 Month USD LIBOR + 70 bps), 1/25/35	$2,659,427
1,310,726(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A4, 2.392% (1 Month USD LIBOR + 84 bps), 1/25/35	1,311,471
762,026(a)	Bear Stearns ALT-A Trust, Series 2004-13, Class A1, 2.292% (1 Month USD LIBOR + 74 bps), 11/25/34	762,318
1,761,655(a)	Bear Stearns ALT-A Trust, Series 2004-4, Class A1, 2.152% (1 Month USD LIBOR + 60 bps), 6/25/34	1,757,294
290,235(a)	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, 2.052% (1 Month USD LIBOR + 50 bps), 3/25/35	289,511
633,079(a)	Bear Stearns ALT-A Trust, Series 2005-5, Class 1A4, 2.112% (1 Month USD LIBOR + 56 bps), 7/25/35	625,089
959,726(a)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 2.092% (1 Month USD LIBOR + 54 bps), 8/25/35	942,605
189,152(c)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 3.858%, 6/25/30	194,012
3,927,454(a)	Bellemeade Re, Ltd., Series 2017-1, Class M1, 3.252% (1 Month USD LIBOR + 170 bps), 10/25/27 (144A)	3,934,708
4,100,000(a)	BHMS Mortgage Trust, Series 2014-ATLS, Class BFL, 3.311% (1 Month USD LIBOR + 195 bps), 7/5/33 (144A)	4,114,627
7,000,000(a)	BX Trust, Series 2017-APPL, Class B, 2.627% (1 Month USD LIBOR + 115 bps), 7/15/34 (144A)	7,004,341
11,800,000(a)	BX Trust, Series 2017-IMC, Class B, 2.65% (1 Month USD LIBOR + 140 bps), 10/15/32 (144A)	11,803,748
7,900,000(a)	BX Trust, Series 2017-SLCT, Class B, 2.677% (1 Month USD LIBOR + 120 bps), 7/15/34 (144A)	7,902,515
8,500,000(a)	BXMT, Ltd., Series 2017-FL1, Class A, 2.231% (1 Month USD LIBOR + 87 bps), 6/14/35 (144A)	8,500,000
8,000,000(a)	BXP Trust, Series 2017-CQHP, Class B, 2.577% (1 Month USD LIBOR + 110 bps), 11/15/34 (144A)	7,999,990
2,025,625(a)	Canyon Capital CLO, Ltd., Series 2014-2A, Class X, 2.309% (3 Month USD LIBOR + 95 bps), 4/15/29 (144A)	2,029,628
1,443,750(a)	Canyon Capital CLO, Ltd., Series 2015-1A, Class X, 2.309% (3 Month USD LIBOR + 95 bps), 4/15/29 (144A)	1,446,603
3,097,871(a)	Cent CLO, Series 2012-16A, Class A1AR, 2.627% (3 Month USD LIBOR + 125 bps), 8/1/24 (144A)	3,102,511
1,680,903(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 3.331% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	1,681,244
4,900,000(a)	CGDB Commercial Mortgage Trust, Series 2017-BIO, Class C, 2.577% (1 Month USD LIBOR + 110 bps), 5/15/30 (144A)	4,900,001
10,300,000(a)	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B, 2.447% (1 Month USD LIBOR + 97 bps), 7/15/28 (144A)	10,319,315
5,700,000(a)	CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class C, 2.551% (1 Month USD LIBOR + 130 bps), 7/15/30 (144A)	5,702,419
78,911(a)	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-1A, Class A2, 1.882% (1 Month USD LIBOR + 33 bps), 1/25/35 (144A)	77,607
31,707(a)	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A2, 1.852% (1 Month USD LIBOR + 30 bps), 8/25/35 (144A)	31,212
199,650(a)	CHL Mortgage Pass-Through Trust, Series 2003-15, Class 1A1, 2.052% (1 Month USD LIBOR + 50 bps), 6/25/18	198,831
3,062,500(a)	CIFC Funding, Ltd., Series 2013-1A, Class X, 2.209% (3 Month USD LIBOR + 85 bps), 7/16/30 (144A)	3,068,009
1,697,559(a)	CIM Trust, Series 2015-4AG, Class A1, 3.361% (1 Month USD LIBOR + 200 bps), 10/25/57 (144A)	1,714,209
3,028	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-4, Class 2A1, 5.0%, 7/25/20	3,089
131,306(c)	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.105%, 12/10/49	131,237
1,500,000(a)	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class D, 4.777% (1 Month USD LIBOR + 330 bps), 7/15/27 (144A)	1,516,758
5,400,000(a)	Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class C, 3.577% (1 Month USD LIBOR + 210 bps), 9/15/27 (144A)	5,373,640
224,546	Citigroup Mortgage Loan Trust, Series 2010-4, Class 4A5, 5.0%, 10/25/35 (144A)	225,890
8,436,471(a)	Citigroup Mortgage Loan Trust, Series 2014-5, Class 1A2, 1.519% (1 Month USD LIBOR + 19 bps), 2/25/46 (144A)	8,317,106
6,700,000(a)	CLNS Trust, Series 2017-IKPR, Class C, 2.532% (1 Month USD LIBOR + 110 bps), 6/11/32 (144A)	6,700,007
7,668,000(a)	Cold Storage Trust, Series 2017-ICE3, Class C, 2.827% (1 Month USD LIBOR + 135 bps), 4/15/36 (144A)	7,684,840
1,500,000(a)	Cold Storage Trust, Series 2017-ICE3, Class D, 3.577% (1 Month USD LIBOR + 210 bps), 4/15/36 (144A)	1,504,699
3,900,000(a)	Colony American Homes, Series 2014-1A, Class C, 3.327% (1 Month USD LIBOR + 185 bps), 5/17/31 (144A)	3,913,505
2,000,000(a)	Colony American Homes, Series 2014-1A, Class D, 3.627% (1 Month USD LIBOR + 215 bps), 5/17/31 (144A)	2,006,899
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
1,515,495(a)	Colony American Homes, Series 2014-2A, Class C, 3.377% (1 Month USD LIBOR + 190 bps), 7/17/31 (144A)	$1,525,682
3,463,989(a)	Colony American Homes, Series 2014-2A, Class D, 3.827% (1 Month USD LIBOR + 235 bps), 7/17/31 (144A)	3,475,512
1,443,329(a)	Colony American Homes, Series 2014-2A, Class E, 4.677% (1 Month USD LIBOR + 320 bps), 7/17/31 (144A)	1,450,428
4,536,320(a)	Colony Mortgage Capital, Ltd., Series 2014-FL2, Class B, 3.842% (1 Month USD LIBOR + 245 bps), 11/10/31 (144A)	4,536,501
1,150,000(a)	Colony Starwood Homes Trust, Series 2016-1A, Class C, 4.11% (1 Month USD LIBOR + 265 bps), 7/17/33 (144A)	1,165,310
4,840,000(a)	Colony Starwood Homes Trust, Series 2016-2A, Class B, 3.227% (1 Month USD LIBOR + 175 bps), 12/17/33 (144A)	4,847,206
5,600,000(a)	COMM Mortgage Trust, Series 2014-FL4, Class D, 3.91% (1 Month USD LIBOR + 245 bps), 7/13/31 (144A)	5,576,559
5,470,000(a)	COMM Mortgage Trust, Series 2014-FL5, Class B, 3.582% (1 Month USD LIBOR + 215 bps), 10/15/31 (144A)	5,431,033
9,255,000(a)	COMM Mortgage Trust, Series 2014-PAT, Class A, 2.232% (1 Month USD LIBOR + 80 bps), 8/13/27 (144A)	9,272,847
2,722,000(a)	COMM Mortgage Trust, Series 2014-PAT, Class C, 3.082% (1 Month USD LIBOR + 165 bps), 8/13/27 (144A)	2,722,428
7,340,000(a)	COMM Mortgage Trust, Series 2014-TWC, Class B, 3.032% (1 Month USD LIBOR + 160 bps), 2/13/32 (144A)	7,368,332
4,600,000(c)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.685%, 5/10/48 (144A)	4,548,054
4,500,000(a)	COMM Mortgage Trust, Series 2016-SAVA, Class B, 3.732% (1 Month USD LIBOR + 230 bps), 10/15/34 (144A)	4,511,144
5,713,000(a)	COMM Mortgage Trust, Series 2017-DLTA, Class B, 2.417% (1 Month USD LIBOR + 94 bps), 8/15/35 (144A)	5,687,061
234,727(a)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-AR5, Class 11A2, 2.292% (1 Month USD LIBOR + 74 bps), 6/25/34	230,497
2,769,188(c)	CSMC Trust, Series 2014-OAK1, Class 2A4, 3.0%, 11/25/44 (144A)	2,772,109
1,410,292(c)	CSMC Trust, Series 2014-SAF1, Class A12, 4.0%, 3/25/44 (144A)	1,416,942
722,234(c)	CSMC Trust, Series 2014-WIN1, Class 2A5, 3.0%, 9/25/44 (144A)	715,773
3,561,571(c)	CSMC Trust, Series 2015-3, Class A3, 3.5%, 3/25/45 (144A)	3,614,994
3,500,000(a)	CSMC Trust, Series 2015-DEAL, Class B, 3.327% (1 Month USD LIBOR + 185 bps), 4/15/29 (144A)	3,499,993
2,400,000(a)	CSMC Trust, Series 2015-TOWN, Class C, 3.727% (1 Month USD LIBOR + 225 bps), 3/15/28 (144A)	2,400,001
1,824,878(c)	CSMC, Series 2013-14R, Class 2A1, 2.5%, 10/27/37 (144A)	1,851,973
9,250,000(a)	DBCG Mortgage Trust, Series 2017-BBG, Class A, 2.177% (1 Month USD LIBOR + 70 bps), 6/15/34 (144A)	9,249,992
2,300,000(a)	Deer Creek Clo, Ltd., Series 2017-1A, Class X, 2.377% (3 Month USD LIBOR + 100 bps), 10/20/30 (144A)	2,299,917
586,186(a)	Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M1, 3.552% (1 Month USD LIBOR + 200 bps), 10/25/23	590,225
788,971(a)	Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 1M1, 2.502% (1 Month USD LIBOR + 95 bps), 5/25/24	791,768
1,012,644(a)	Fannie Mae Connecticut Avenue Securities, Series 2016-C01, Class 1M1, 3.502% (1 Month USD LIBOR + 195 bps), 8/25/28	1,020,517
1,034,597(a)	Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 3.702% (1 Month USD LIBOR + 215 bps), 9/25/28	1,044,789
1,395,498(a)	Fannie Mae Connecticut Avenue Securities, Series 2016-C07, Class 2M1, 2.852% (1 Month USD LIBOR + 130 bps), 5/25/29	1,404,270
3,690,363(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M1, 2.852% (1 Month USD LIBOR + 130 bps), 7/25/29	3,728,217
3,285,246(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C02, Class 2M1, 2.702% (1 Month USD LIBOR + 115 bps), 9/25/29	3,315,090
5,722,799(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M1, 2.502% (1 Month USD LIBOR + 95 bps), 10/25/29	5,768,294
3,377,547(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M1, 2.402% (1 Month USD LIBOR + 85 bps), 11/25/29	3,396,313
3,495,366(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M1, 2.102% (1 Month USD LIBOR + 55 bps), 1/25/30	3,499,822
691,302(a)	Federal Home Loan Mortgage Corp. REMICS, Series 1695, Class EG, 2.527% (1 Month USD LIBOR + 105 bps), 3/15/24	705,872
262,873(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2106, Class F, 1.927% (1 Month USD LIBOR + 45 bps), 12/15/28	263,504
149,560(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2122, Class FD, 1.827% (1 Month USD LIBOR + 35 bps), 2/15/29	149,407
60,636(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2156, Class FQ, 1.827% (1 Month USD LIBOR + 35 bps), 5/15/29	61,005
301,939(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2186, Class FY, 2.077% (1 Month USD LIBOR + 60 bps), 4/15/28	306,679
45,679(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2368, Class AF, 2.427% (1 Month USD LIBOR + 95 bps), 10/15/31	46,365
63,099(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2377, Class FE, 2.077% (1 Month USD LIBOR + 60 bps), 11/15/31	64,042
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
179,221(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2411, Class FR, 2.077% (1 Month USD LIBOR + 60 bps), 6/15/31	$181,891
106,222(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2432, Class FH, 2.177% (1 Month USD LIBOR + 70 bps), 3/15/32	107,559
348,729(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2439, Class F, 2.477% (1 Month USD LIBOR + 100 bps), 3/15/32	357,039
509,159(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2470, Class AF, 2.477% (1 Month USD LIBOR + 100 bps), 3/15/32	524,100
294,637(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2471, Class FD, 2.477% (1 Month USD LIBOR + 100 bps), 3/15/32	301,657
68,396(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2498, Class FQ, 2.077% (1 Month USD LIBOR + 60 bps), 9/15/32	69,314
93,050(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2543, Class EF, 1.827% (1 Month USD LIBOR + 35 bps), 12/15/32	92,977
608,936(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2551, Class FD, 1.877% (1 Month USD LIBOR + 40 bps), 1/15/33	609,288
330,423(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2567, Class FJ, 1.877% (1 Month USD LIBOR + 40 bps), 2/15/33	330,700
11,013(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2571, Class FB, 1.827% (1 Month USD LIBOR + 35 bps), 2/15/18	11,014
178,724(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2577, Class FA, 2.027% (1 Month USD LIBOR + 55 bps), 2/15/33	180,754
14,825(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2585, Class FD, 1.977% (1 Month USD LIBOR + 50 bps), 12/15/32	14,886
212,608(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2614, Class FV, 2.861% (1 Month USD LIBOR + 150 bps), 5/15/33	217,516
4,711(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2626, Class NF, 1.927% (1 Month USD LIBOR + 45 bps), 6/15/23	4,714
274,424(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2631, Class FC, 1.877% (1 Month USD LIBOR + 40 bps), 6/15/33	274,746
8,976(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2647, Class XF, 1.727% (1 Month USD LIBOR + 25 bps), 7/15/21	8,992
99,836(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2650, Class FV, 1.877% (1 Month USD LIBOR + 40 bps), 12/15/32	100,009
73,212(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2650, Class FX, 1.877% (1 Month USD LIBOR + 40 bps), 12/15/32	73,313
146,736(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2711, Class FA, 2.477% (1 Month USD LIBOR + 100 bps), 11/15/33	150,317
835,147	Federal Home Loan Mortgage Corp. REMICS, Series 2773, Class EG, 4.5%, 4/15/19	843,732
372,848(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2916, Class NF, 1.727% (1 Month USD LIBOR + 25 bps), 1/15/35	373,501
501,448(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2976, Class LF, 1.817% (1 Month USD LIBOR + 34 bps), 5/15/35	501,605
374,653(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3012, Class FE, 1.727% (1 Month USD LIBOR + 25 bps), 8/15/35	374,758
214,244(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3042, Class PF, 1.727% (1 Month USD LIBOR + 25 bps), 8/15/35	213,941
100,446(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3067, Class FA, 1.827% (1 Month USD LIBOR + 35 bps), 11/15/35	100,301
146,269(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3102, Class FG, 1.777% (1 Month USD LIBOR + 30 bps), 1/15/36	146,182
160,071(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class EF, 1.827% (1 Month USD LIBOR + 35 bps), 2/15/36	160,255
475,082(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class FE, 1.777% (1 Month USD LIBOR + 30 bps), 2/15/36	475,886
456,624(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3122, Class FP, 1.777% (1 Month USD LIBOR + 30 bps), 3/15/36	456,372
87,543(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3129, Class FP, 1.777% (1 Month USD LIBOR + 30 bps), 5/15/35	87,647
4,756,986(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3147, Class FD, 1.827% (1 Month USD LIBOR + 35 bps), 4/15/36	4,770,328
277,747(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3147, Class PF, 1.777% (1 Month USD LIBOR + 30 bps), 4/15/36	277,486
2,159,909(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3173, Class F, 2.177% (1 Month USD LIBOR + 70 bps), 8/15/35	2,179,316
315,781(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3173, Class FC, 1.897% (1 Month USD LIBOR + 42 bps), 6/15/36	316,458
1,069,212(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3175, Class FE, 1.787% (1 Month USD LIBOR + 31 bps), 6/15/36	1,065,425
551,587(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3181, Class HF, 1.977% (1 Month USD LIBOR + 50 bps), 7/15/36	554,491
25,554(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3191, Class FE, 1.877% (1 Month USD LIBOR + 40 bps), 7/15/36	25,544
209,777(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3221, Class FW, 1.897% (1 Month USD LIBOR + 42 bps), 9/15/36	210,522
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
123,351(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3222, Class FN, 1.877% (1 Month USD LIBOR + 40 bps), 9/15/36	$123,283
438,288(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class EF, 1.827% (1 Month USD LIBOR + 35 bps), 11/15/36	438,041
229,877(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class FB, 1.827% (1 Month USD LIBOR + 35 bps), 11/15/36	229,749
154,735(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3244, Class TF, 1.677% (1 Month USD LIBOR + 20 bps), 7/15/36	154,819
363,864(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3247, Class FA, 1.727% (1 Month USD LIBOR + 25 bps), 8/15/36	362,692
1,435,523(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3266, Class F, 1.777% (1 Month USD LIBOR + 30 bps), 1/15/37	1,428,275
302,796(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3307, Class FT, 1.717% (1 Month USD LIBOR + 24 bps), 7/15/34	300,234
80,939(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3315, Class F, 1.817% (1 Month USD LIBOR + 34 bps), 5/15/37	80,573
9,435(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3335, Class AF, 1.627% (1 Month USD LIBOR + 15 bps), 10/15/20	9,432
1,871(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3346, Class FA, 1.707% (1 Month USD LIBOR + 23 bps), 2/15/19	1,871
643,233(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3373, Class FB, 2.057% (1 Month USD LIBOR + 58 bps), 10/15/37	647,813
162,117(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3376, Class FM, 2.097% (1 Month USD LIBOR + 62 bps), 10/15/37	164,370
662,379	Federal Home Loan Mortgage Corp. REMICS, Series 3455, Class BD, 4.5%, 6/15/23	675,304
328,878	Federal Home Loan Mortgage Corp. REMICS, Series 3542, Class LE, 3.5%, 1/15/24	329,557
38,906(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3560, Class FA, 2.727% (1 Month USD LIBOR + 125 bps), 5/15/37	40,218
444,652(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3610, Class FA, 2.177% (1 Month USD LIBOR + 70 bps), 12/15/39	450,879
472,495	Federal Home Loan Mortgage Corp. REMICS, Series 3706, Class C, 2.0%, 8/15/20	470,565
241,642(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3708, Class PF, 1.827% (1 Month USD LIBOR + 35 bps), 7/15/40	241,637
393,461	Federal Home Loan Mortgage Corp. REMICS, Series 3760, Class KH, 2.0%, 11/15/20	392,745
242,740(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3767, Class JF, 1.777% (1 Month USD LIBOR + 30 bps), 2/15/39	243,509
309,926	Federal Home Loan Mortgage Corp. REMICS, Series 3777, Class DA, 3.5%, 10/15/24	312,675
48,211(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3780, Class FE, 1.877% (1 Month USD LIBOR + 40 bps), 12/15/20	48,390
247,893(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3784, Class F, 1.877% (1 Month USD LIBOR + 40 bps), 7/15/23	249,008
103,913(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3792, Class DF, 1.877% (1 Month USD LIBOR + 40 bps), 11/15/40	104,032
26,904(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3804, Class FN, 1.927% (1 Month USD LIBOR + 45 bps), 3/15/39	26,952
1,001,056	Federal Home Loan Mortgage Corp. REMICS, Series 3804, Class GD, 3.1%, 2/15/25	1,002,635
1,180,396	Federal Home Loan Mortgage Corp. REMICS, Series 3858, Class CA, 3.0%, 10/15/25	1,185,921
49,790(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3867, Class FD, 1.827% (1 Month USD LIBOR + 35 bps), 5/15/41	49,788
1,048,908(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3867, Class PF, 1.877% (1 Month USD LIBOR + 40 bps), 3/15/41	1,051,390
876,100	Federal Home Loan Mortgage Corp. REMICS, Series 3873, Class AG, 3.0%, 5/15/29	882,006
234,485	Federal Home Loan Mortgage Corp. REMICS, Series 3874, Class GC, 3.0%, 12/15/24	234,509
17,991(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3877, Class FN, 1.777% (1 Month USD LIBOR + 30 bps), 2/15/25	17,995
205,819(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3914, Class LF, 1.677% (1 Month USD LIBOR + 20 bps), 8/15/26	205,951
333,462(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3960, Class FB, 1.777% (1 Month USD LIBOR + 30 bps), 2/15/30	333,838
410,646(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3970, Class GF, 1.777% (1 Month USD LIBOR + 30 bps), 9/15/26	411,694
739,756(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3982, Class FL, 2.027% (1 Month USD LIBOR + 55 bps), 12/15/39	745,086
306,459(a)	Federal Home Loan Mortgage Corp. REMICS, Series 4056, Class QF, 1.827% (1 Month USD LIBOR + 35 bps), 12/15/41	305,220
237,673(a)	Federal Home Loan Mortgage Corp. Strips, Series 237, Class F14, 1.877% (1 Month USD LIBOR + 40 bps), 5/15/36	238,456
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
201,254(a)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F29, 1.727% (1 Month USD LIBOR + 25 bps), 8/15/36	$201,356
870,027(a)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F30, 1.777% (1 Month USD LIBOR + 30 bps), 8/15/36	871,987
264,710(a)	Federal Home Loan Mortgage Corp. Strips, Series 244, Class F22, 1.827% (1 Month USD LIBOR + 35 bps), 12/15/36	265,180
24(a)	Federal National Mortgage Association REMICS, Series 1990-118, Class F, 2.352% (1 Month USD LIBOR + 80 bps), 9/25/20	24
36,588(a)	Federal National Mortgage Association REMICS, Series 1991-124, Class FA, 2.452% (1 Month USD LIBOR + 90 bps), 9/25/21	37,069
54,030(a)	Federal National Mortgage Association REMICS, Series 1993-230, Class FA, 2.152% (1 Month USD LIBOR + 60 bps), 12/25/23	54,449
157,439(a)	Federal National Mortgage Association REMICS, Series 1993-247, Class FA, 2.137% (11th District Cost of Funds Index + 140 bps), 12/25/23	156,389
157,439(a)	Federal National Mortgage Association REMICS, Series 1993-247, Class FE, 2.552% (1 Month USD LIBOR + 100 bps), 12/25/23	159,086
281,620(a)	Federal National Mortgage Association REMICS, Series 1994-40, Class FC, 2.052% (1 Month USD LIBOR + 50 bps), 3/25/24	284,577
33,579(a)	Federal National Mortgage Association REMICS, Series 1997-46, Class FA, 1.991% (1 Month USD LIBOR + 50 bps), 7/18/27	33,972
131,212(a)	Federal National Mortgage Association REMICS, Series 1998-21, Class F, 1.78% (1 Year T1Y + 35 bps), 3/25/28	131,746
30,874(a)	Federal National Mortgage Association REMICS, Series 1999-49, Class FB, 2.052% (1 Month USD LIBOR + 50 bps), 3/25/23	30,888
54,421(a)	Federal National Mortgage Association REMICS, Series 2000-47, Class FD, 2.102% (1 Month USD LIBOR + 55 bps), 12/25/30	55,292
238,709(a)	Federal National Mortgage Association REMICS, Series 2001-35, Class F, 2.152% (1 Month USD LIBOR + 60 bps), 7/25/31	242,369
102,101(a)	Federal National Mortgage Association REMICS, Series 2001-37, Class F, 2.052% (1 Month USD LIBOR + 50 bps), 8/25/31	102,541
493,293(a)	Federal National Mortgage Association REMICS, Series 2001-50, Class FQ, 2.152% (1 Month USD LIBOR + 60 bps), 11/25/31	500,856
217,049(a)	Federal National Mortgage Association REMICS, Series 2001-65, Class F, 2.152% (1 Month USD LIBOR + 60 bps), 11/25/31	220,377
157,008(a)	Federal National Mortgage Association REMICS, Series 2001-69, Class FA, 2.152% (1 Month USD LIBOR + 60 bps), 7/25/31	159,647
409,805(a)	Federal National Mortgage Association REMICS, Series 2001-72, Class FB, 2.452% (1 Month USD LIBOR + 90 bps), 12/25/31	415,270
124,996(a)	Federal National Mortgage Association REMICS, Series 2001-81, Class FL, 2.141% (1 Month USD LIBOR + 65 bps), 1/18/32	126,938
197,018(a)	Federal National Mortgage Association REMICS, Series 2002-1, Class FC, 2.252% (1 Month USD LIBOR + 70 bps), 1/25/32	200,564
715,290(a)	Federal National Mortgage Association REMICS, Series 2002-13, Class FD, 2.452% (1 Month USD LIBOR + 90 bps), 3/25/32	728,407
1,580,212(a)	Federal National Mortgage Association REMICS, Series 2002-23, Class FA, 2.452% (1 Month USD LIBOR + 90 bps), 4/25/32	1,613,071
236,833(a)	Federal National Mortgage Association REMICS, Series 2002-34, Class FA, 1.991% (1 Month USD LIBOR + 50 bps), 5/18/32	238,390
103,636(a)	Federal National Mortgage Association REMICS, Series 2002-56, Class FN, 2.552% (1 Month USD LIBOR + 100 bps), 7/25/32	105,511
44,299(a)	Federal National Mortgage Association REMICS, Series 2002-58, Class FD, 2.152% (1 Month USD LIBOR + 60 bps), 8/25/32	44,943
1,008,707(a)	Federal National Mortgage Association REMICS, Series 2002-75, Class FD, 2.491% (1 Month USD LIBOR + 100 bps), 11/18/32	1,031,988
208,512(a)	Federal National Mortgage Association REMICS, Series 2002-77, Class F, 2.152% (1 Month USD LIBOR + 60 bps), 12/25/32	210,082
149,372(a)	Federal National Mortgage Association REMICS, Series 2002-82, Class FB, 2.052% (1 Month USD LIBOR + 50 bps), 12/25/32	150,057
194,985(a)	Federal National Mortgage Association REMICS, Series 2002-90, Class FH, 2.052% (1 Month USD LIBOR + 50 bps), 9/25/32	195,702
86,208(a)	Federal National Mortgage Association REMICS, Series 2002-92, Class FB, 2.202% (1 Month USD LIBOR + 65 bps), 4/25/30	87,736
213,897(a)	Federal National Mortgage Association REMICS, Series 2002-93, Class FH, 2.052% (1 Month USD LIBOR + 50 bps), 1/25/33	214,322
174,598(a)	Federal National Mortgage Association REMICS, Series 2003-7, Class FA, 2.302% (1 Month USD LIBOR + 75 bps), 2/25/33	177,980
419,507(a)	Federal National Mortgage Association REMICS, Series 2003-8, Class FJ, 1.902% (1 Month USD LIBOR + 35 bps), 2/25/33	422,625
25,216(a)	Federal National Mortgage Association REMICS, Series 2003-17, Class FN, 1.852% (1 Month USD LIBOR + 30 bps), 3/25/18	25,215
546,402(a)	Federal National Mortgage Association REMICS, Series 2003-31, Class FM, 2.052% (1 Month USD LIBOR + 50 bps), 4/25/33	548,999
214,996(a)	Federal National Mortgage Association REMICS, Series 2003-42, Class JF, 2.052% (1 Month USD LIBOR + 50 bps), 5/25/33	215,367
238,086(a)	Federal National Mortgage Association REMICS, Series 2003-49, Class FY, 1.952% (1 Month USD LIBOR + 40 bps), 6/25/23	239,086
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
992,484(a)	Federal National Mortgage Association REMICS, Series 2003-91, Class FD, 2.052% (1 Month USD LIBOR + 50 bps), 9/25/33	$994,613
391,848	Federal National Mortgage Association REMICS, Series 2003-92, Class HP, 4.5%, 9/25/18	393,464
371,101(a)	Federal National Mortgage Association REMICS, Series 2003-107, Class FD, 2.052% (1 Month USD LIBOR + 50 bps), 11/25/33	374,024
1,479(a)	Federal National Mortgage Association REMICS, Series 2003-117, Class KF, 1.952% (1 Month USD LIBOR + 40 bps), 8/25/33	1,480
4,220,221(a)	Federal National Mortgage Association REMICS, Series 2003-126, Class FC, 1.852% (1 Month USD LIBOR + 30 bps), 12/25/33	4,222,561
863,047(a)	Federal National Mortgage Association REMICS, Series 2004-14, Class F, 1.952% (1 Month USD LIBOR + 40 bps), 3/25/34	865,976
3,029,693(a)	Federal National Mortgage Association REMICS, Series 2004-25, Class FA, 1.952% (1 Month USD LIBOR + 40 bps), 4/25/34	3,048,110
283,246(a)	Federal National Mortgage Association REMICS, Series 2004-52, Class FW, 1.952% (1 Month USD LIBOR + 40 bps), 7/25/34	283,374
86,765(a)	Federal National Mortgage Association REMICS, Series 2004-54, Class FN, 2.002% (1 Month USD LIBOR + 45 bps), 7/25/34	87,308
224,627(a)	Federal National Mortgage Association REMICS, Series 2004-91, Class HF, 1.852% (1 Month USD LIBOR + 30 bps), 11/25/34	225,653
1,145,233(a)	Federal National Mortgage Association REMICS, Series 2005-66, Class FD, 1.852% (1 Month USD LIBOR + 30 bps), 7/25/35	1,143,509
1,026,861(a)	Federal National Mortgage Association REMICS, Series 2005-66, Class PF, 1.802% (1 Month USD LIBOR + 25 bps), 7/25/35	1,025,461
325,649(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class KT, 1.852% (1 Month USD LIBOR + 30 bps), 10/25/35	325,487
487,651(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class LF, 1.862% (1 Month USD LIBOR + 31 bps), 2/25/35	485,996
71,631(a)	Federal National Mortgage Association REMICS, Series 2006-11, Class FB, 1.852% (1 Month USD LIBOR + 30 bps), 3/25/36	70,757
204,066(a)	Federal National Mortgage Association REMICS, Series 2006-33, Class FH, 1.902% (1 Month USD LIBOR + 35 bps), 5/25/36	203,358
604,108(a)	Federal National Mortgage Association REMICS, Series 2006-34, Class FA, 1.862% (1 Month USD LIBOR + 31 bps), 5/25/36	603,434
393,208(a)	Federal National Mortgage Association REMICS, Series 2006-42, Class CF, 2.002% (1 Month USD LIBOR + 45 bps), 6/25/36	395,263
151,040(a)	Federal National Mortgage Association REMICS, Series 2006-56, Class FC, 1.842% (1 Month USD LIBOR + 29 bps), 7/25/36	150,779
85,268(a)	Federal National Mortgage Association REMICS, Series 2006-70, Class BF, 2.102% (1 Month USD LIBOR + 55 bps), 8/25/36	85,205
181,311(a)	Federal National Mortgage Association REMICS, Series 2006-82, Class F, 2.122% (1 Month USD LIBOR + 57 bps), 9/25/36	182,769
1,095,998(a)	Federal National Mortgage Association REMICS, Series 2006-93, Class FN, 1.952% (1 Month USD LIBOR + 40 bps), 10/25/36	1,094,067
183,342(a)	Federal National Mortgage Association REMICS, Series 2006-104, Class GF, 1.872% (1 Month USD LIBOR + 32 bps), 11/25/36	182,836
95,943(a)	Federal National Mortgage Association REMICS, Series 2006-115, Class BF, 1.792% (1 Month USD LIBOR + 24 bps), 12/25/36	95,388
3,675,830(a)	Federal National Mortgage Association REMICS, Series 2007-1, Class NF, 1.802% (1 Month USD LIBOR + 25 bps), 2/25/37	3,674,879
236,099(a)	Federal National Mortgage Association REMICS, Series 2007-2, Class FT, 1.802% (1 Month USD LIBOR + 25 bps), 2/25/37	234,441
2,586,383(a)	Federal National Mortgage Association REMICS, Series 2007-4, Class FM, 1.802% (1 Month USD LIBOR + 25 bps), 2/25/37	2,581,836
250,565(a)	Federal National Mortgage Association REMICS, Series 2007-7, Class FJ, 1.752% (1 Month USD LIBOR + 20 bps), 2/25/37	248,859
297,397(a)	Federal National Mortgage Association REMICS, Series 2007-13, Class FA, 1.802% (1 Month USD LIBOR + 25 bps), 3/25/37	295,133
220,803(a)	Federal National Mortgage Association REMICS, Series 2007-24, Class FD, 1.802% (1 Month USD LIBOR + 25 bps), 3/25/37	220,085
357,371(a)	Federal National Mortgage Association REMICS, Series 2007-41, Class FA, 1.952% (1 Month USD LIBOR + 40 bps), 5/25/37	358,236
454,117(a)	Federal National Mortgage Association REMICS, Series 2007-50, Class FN, 1.792% (1 Month USD LIBOR + 24 bps), 6/25/37	452,211
41,995(a)	Federal National Mortgage Association REMICS, Series 2007-57, Class FA, 1.782% (1 Month USD LIBOR + 23 bps), 6/25/37	41,931
151,247(a)	Federal National Mortgage Association REMICS, Series 2007-58, Class FA, 1.802% (1 Month USD LIBOR + 25 bps), 6/25/37	150,116
145,221(a)	Federal National Mortgage Association REMICS, Series 2007-66, Class FB, 1.952% (1 Month USD LIBOR + 40 bps), 7/25/37	145,604
409,507(a)	Federal National Mortgage Association REMICS, Series 2007-85, Class FG, 2.052% (1 Month USD LIBOR + 50 bps), 9/25/37	412,444
597,223(a)	Federal National Mortgage Association REMICS, Series 2007-91, Class FB, 2.152% (1 Month USD LIBOR + 60 bps), 10/25/37	604,886
191,446(a)	Federal National Mortgage Association REMICS, Series 2007-92, Class OF, 2.122% (1 Month USD LIBOR + 57 bps), 9/25/37	193,830
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
105,281(a)	Federal National Mortgage Association REMICS, Series 2007-93, Class FD, 2.102% (1 Month USD LIBOR + 55 bps), 9/25/37	$106,063
43,968(a)	Federal National Mortgage Association REMICS, Series 2007-98, Class FD, 2.002% (1 Month USD LIBOR + 45 bps), 6/25/37	44,175
64,675(a)	Federal National Mortgage Association REMICS, Series 2007-100, Class YF, 2.102% (1 Month USD LIBOR + 55 bps), 10/25/37	65,108
83,757(a)	Federal National Mortgage Association REMICS, Series 2007-103, Class AF, 2.552% (1 Month USD LIBOR + 100 bps), 3/25/37	86,099
210,057(a)	Federal National Mortgage Association REMICS, Series 2007-110, Class FA, 2.172% (1 Month USD LIBOR + 62 bps), 12/25/37	210,673
97,416(a)	Federal National Mortgage Association REMICS, Series 2008-6, Class FA, 2.252% (1 Month USD LIBOR + 70 bps), 2/25/38	98,602
8,880,643(a)	Federal National Mortgage Association REMICS, Series 2008-7, Class FA, 2.002% (1 Month USD LIBOR + 45 bps), 2/25/38	8,898,817
307,686(a)	Federal National Mortgage Association REMICS, Series 2008-88, Class FA, 2.772% (1 Month USD LIBOR + 122 bps), 10/25/38	315,647
120,476(a)	Federal National Mortgage Association REMICS, Series 2009-113, Class FB, 2.102% (1 Month USD LIBOR + 55 bps), 1/25/40	121,068
260,539	Federal National Mortgage Association REMICS, Series 2010-17, Class DE, 3.5%, 6/25/21	262,348
57,509(a)	Federal National Mortgage Association REMICS, Series 2010-38, Class F, 1.852% (1 Month USD LIBOR + 30 bps), 4/25/25	57,501
121,938(a)	Federal National Mortgage Association REMICS, Series 2010-43, Class FD, 2.152% (1 Month USD LIBOR + 60 bps), 5/25/40	123,151
255,030(a)	Federal National Mortgage Association REMICS, Series 2010-43, Class IF, 2.052% (1 Month USD LIBOR + 50 bps), 5/25/40	256,085
1,271,406(a)	Federal National Mortgage Association REMICS, Series 2010-59, Class FP, 2.002% (1 Month USD LIBOR + 45 bps), 9/25/39	1,273,961
300,203	Federal National Mortgage Association REMICS, Series 2010-83, Class AK, 3.0%, 11/25/18	300,480
414,204(a)	Federal National Mortgage Association REMICS, Series 2011-19, Class FM, 2.102% (1 Month USD LIBOR + 55 bps), 5/25/40	417,290
66,579	Federal National Mortgage Association REMICS, Series 2011-42, Class BJ, 3.0%, 8/25/25	66,607
543,671	Federal National Mortgage Association REMICS, Series 2011-58, Class AC, 2.5%, 6/25/24	544,150
3,929,196(a)	Federal National Mortgage Association REMICS, Series 2011-74, Class FQ, 1.852% (1 Month USD LIBOR + 30 bps), 12/25/33	3,915,224
335,118	Federal National Mortgage Association REMICS, Series 2011-98, Class NH, 2.5%, 4/25/36	334,928
337,017	Federal National Mortgage Association REMICS, Series 2011-107, Class DA, 3.0%, 1/25/29	337,445
57,857(a)	Federal National Mortgage Association REMICS, Series 2011-111, Class DF, 1.952% (1 Month USD LIBOR + 40 bps), 12/25/38	57,995
273,210(a)	Federal National Mortgage Association REMICS, Series 2012-40, Class PF, 2.052% (1 Month USD LIBOR + 50 bps), 4/25/42	274,260
2,369,534(a)	Federal National Mortgage Association Trust, Series 2003-W6, Class F, 1.678% (1 Month USD LIBOR + 35 bps), 9/25/42	2,356,408
1,019,969(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 1.772% (1 Month USD LIBOR + 22 bps), 3/25/45	996,152
80,527(c)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 3.313%, 4/25/45	82,080
142,724(c)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 3.055%, 6/25/45	151,249
1,069,120(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 1.812% (1 Month USD LIBOR + 26 bps), 11/25/46	1,071,004
2,488,996(c)	FirstKey Mortgage Trust, Series 2014-1, Class A2, 3.0%, 11/25/44 (144A)	2,476,455
1,195,365(a)	FORT CRE LLC, Series 2016-1A, Class A1, 3.052% (1 Month USD LIBOR + 150 bps), 5/21/36 (144A)	1,195,901
78,106(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1, 3.002% (1 Month USD LIBOR + 145 bps), 11/25/23	78,189
11,164(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-HQ3, Class M2, 4.202% (1 Month USD LIBOR + 265 bps), 10/25/24	11,182
339,707(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 3.002% (1 Month USD LIBOR + 145 bps), 7/25/28	340,374
300,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M2, 4.452% (1 Month USD LIBOR + 290 bps), 7/25/28	309,152
2,616,577(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M2, 3.752% (1 Month USD LIBOR + 220 bps), 10/25/28	2,652,831
750,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 2.852% (1 Month USD LIBOR + 130 bps), 3/25/29	761,181
331,516(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA1, Class M1, 3.302% (1 Month USD LIBOR + 175 bps), 9/25/28	332,184
194,982(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M1, 2.752% (1 Month USD LIBOR + 120 bps), 11/25/28	195,202
868,762(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M1, 2.352% (1 Month USD LIBOR + 80 bps), 4/25/29	870,431
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
6,269,444(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M1, 2.752% (1 Month USD LIBOR + 120 bps), 10/25/29	$6,367,899
3,746,499(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA1, Class M1, 2.752% (1 Month USD LIBOR + 120 bps), 8/25/29	3,786,538
1,686,076(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA2, Class M1, 2.352% (1 Month USD LIBOR + 80 bps), 12/25/29	1,691,515
5,000,000(c)	FREMF Mortgage Trust, Series 2010-K6, Class B, 5.367%, 12/25/46 (144A)	5,245,727
9,292,000(c)	FREMF Mortgage Trust, Series 2011-K702, Class B, 4.774%, 4/25/44 (144A)	9,294,356
10,661,000(c)	FREMF Mortgage Trust, Series 2011-K703, Class B, 4.881%, 7/25/44 (144A)	10,739,965
7,645,000(c)	FREMF Mortgage Trust, Series 2012-K711, Class B, 3.562%, 8/25/45 (144A)	7,738,220
9,500,000(c)	FREMF Mortgage Trust, Series 2013-K712, Class B, 3.362%, 5/25/45 (144A)	9,584,513
963,380(a)	FREMF Mortgage Trust, Series 2014-KF04, Class B, 4.622% (1 Month USD LIBOR + 325 bps), 6/25/21 (144A)	972,164
2,662,316(a)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 5.372% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	2,738,113
3,920,342(a)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 6.372% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	3,904,622
4,047,761(a)	FREMF Mortgage Trust, Series 2015-KLSF, Class B, 5.772% (1 Month USD LIBOR + 440 bps), 11/25/22 (144A)	4,087,708
333,301(a)	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 2.551% (1 Month USD LIBOR + 130 bps), 12/15/34 (144A)	333,404
147,488(a)	Global Mortgage Securitization, Ltd., Series 2004-A, Class A2, 1.872% (1 Month USD LIBOR + 32 bps), 11/25/32 (144A)	139,875
2,789,174(a)	Global Mortgage Securitization, Ltd., Series 2005-A, Class A2, 1.822% (1 Month USD LIBOR + 27 bps), 4/25/32 (144A)	2,687,296
370,840	Global Mortgage Securitization, Ltd., Series 2005-A, Class B1, 5.25%, 4/25/32 (144A)	366,194
1,208,392(a)	Gosforth Funding Plc, Series 2016-1A, Class A1A, 2.116% (3 Month USD LIBOR + 70 bps), 2/15/58 (144A)	1,211,637
131,057(a)	Government National Mortgage Association, Series 2001-28, Class FB, 1.991% (1 Month USD LIBOR + 50 bps), 6/16/31	132,032
1,263,742(a)	Government National Mortgage Association, Series 2002-21, Class FV, 1.891% (1 Month USD LIBOR + 40 bps), 3/16/32	1,270,309
138,708(a)	Government National Mortgage Association, Series 2002-24, Class FR, 2.041% (1 Month USD LIBOR + 55 bps), 4/16/32	139,856
622,209(a)	Government National Mortgage Association, Series 2002-31, Class FE, 1.991% (1 Month USD LIBOR + 50 bps), 4/16/30	626,152
641,567(a)	Government National Mortgage Association, Series 2002-41, Class FB, 2.501% (1 Month USD LIBOR + 100 bps), 6/20/32	654,807
344,959(a)	Government National Mortgage Association, Series 2003-7, Class FB, 1.691% (1 Month USD LIBOR + 20 bps), 1/16/33	345,687
1,755,528(a)	Government National Mortgage Association, Series 2003-11, Class FA, 1.841% (1 Month USD LIBOR + 35 bps), 2/16/33	1,760,857
667,930(a)	Government National Mortgage Association, Series 2005-3, Class FC, 1.741% (1 Month USD LIBOR + 25 bps), 1/16/35	666,801
11,255,049(a)	Government National Mortgage Association, Series 2005-7, Class AF, 1.721% (1 Month USD LIBOR + 23 bps), 2/16/35	11,197,728
643,534(a)	Government National Mortgage Association, Series 2005-16, Class FA, 1.751% (1 Month USD LIBOR + 25 bps), 2/20/35	639,771
217,482(a)	Government National Mortgage Association, Series 2008-69, Class FA, 2.001% (1 Month USD LIBOR + 50 bps), 8/20/38	219,248
226,752(a)	Government National Mortgage Association, Series 2009-66, Class UF, 2.491% (1 Month USD LIBOR + 100 bps), 8/16/39	231,856
1,350,662(a)	Government National Mortgage Association, Series 2009-88, Class MF, 2.101% (1 Month USD LIBOR + 60 bps), 7/20/39	1,362,166
171,776(a)	Government National Mortgage Association, Series 2009-92, Class FJ, 2.171% (1 Month USD LIBOR + 68 bps), 10/16/39	173,642
73,136(a)	Government National Mortgage Association, Series 2009-109, Class FA, 1.891% (1 Month USD LIBOR + 40 bps), 5/16/38	73,157
159,332(a)	Government National Mortgage Association, Series 2010-17, Class AF, 1.901% (1 Month USD LIBOR + 40 bps), 10/20/38	159,638
255,081	Government National Mortgage Association, Series 2010-115, Class YA, 3.0%, 2/16/24	256,241
576,997	Government National Mortgage Association, Series 2010-138, Class PE, 3.0%, 8/20/38	578,851
10,733,792(a)	Government National Mortgage Association, Series 2017-4, Class FC, 1.711% (1 Month USD LIBOR + 35 bps), 1/20/47	10,770,295
8,150,000(a)	GP Portfolio Trust, Series 2014-GPP, Class B, 3.027% (1 Month USD LIBOR + 155 bps), 2/15/27 (144A)	8,161,403
9,750,000(a)	Great Wolf Trust, Series 2017-WOLF, Class C, 2.947% (1 Month USD LIBOR + 132 bps), 9/15/34 (144A)	9,750,026
8,500,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-500K, Class B, 2.377% (1 Month USD LIBOR + 90 bps), 7/15/32 (144A)	8,508,577
3,500,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class B, 2.577% (1 Month USD LIBOR + 110 bps), 7/15/32 (144A)	3,436,590
8,350,000(c)	GS Mortgage Securities RE-Remic Trust, Series 2015-FRR1, Class K3A, 3.489%, 6/27/41	8,286,274
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
1,035,770(a)	GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 5.377% (1 Month USD LIBOR + 390 bps), 7/15/31 (144A)	$1,039,520
281,171(a)	GSAA Home Equity Trust, Series 2004-8, Class A3A, 2.292% (1 Month USD LIBOR + 74 bps), 9/25/34	281,243
200,137(a)	HarborView Mortgage Loan Trust, Series 2004-4, Class 3A, 2.486% (1 Month USD LIBOR + 113 bps), 6/19/34	194,197
4,644,103(a)	Home Partners of America Trust, Series 2016-1, Class A, 3.11% (1 Month USD LIBOR + 165 bps), 3/17/33 (144A)	4,672,186
3,499,000(a)	Home Partners of America Trust, Series 2016-1, Class D, 4.76% (1 Month USD LIBOR + 330 bps), 3/17/33 (144A)	3,526,666
1,250,000(a)	Home Partners of America Trust, Series 2016-2, Class C, 3.86% (1 Month USD LIBOR + 240 bps), 10/17/33 (144A)	1,267,807
9,673,624(a)	Home Partners of America Trust, Series 2017-1, Class A, 2.352% (1 Month USD LIBOR + 82 bps), 7/17/34 (144A)	9,680,468
6,200,000(a)	Home Partners of America Trust, Series 2017-1, Class B, 2.885% (1 Month USD LIBOR + 135 bps), 7/17/34 (144A)	6,239,718
1,741,750(a)	HomeBanc Mortgage Trust, Series 2004-2, Class A1, 2.292% (1 Month USD LIBOR + 74 bps), 12/25/34	1,735,598
4,985,810(a)	HomeBanc Mortgage Trust, Series 2005-3, Class A1, 1.792% (1 Month USD LIBOR + 24 bps), 7/25/35	4,955,405
3,635,154(a)	Homestar Mortgage Acceptance Corp., Series 2004-1, Class A1, 2.192% (1 Month USD LIBOR + 64 bps), 3/25/34	3,584,284
397,176(a)	Homestar Mortgage Acceptance Corp., Series 2004-2, Class AV1, 2.252% (1 Month USD LIBOR + 70 bps), 6/25/34	399,461
522,747(a)	Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV2C, 2.132% (1 Month USD LIBOR + 58 bps), 7/25/34	524,503
992,475(a)	Homestar Mortgage Acceptance Corp., Series 2004-4, Class A3, 2.652% (1 Month USD LIBOR + 110 bps), 9/25/34	988,385
2,450,638(a)	Homestar Mortgage Acceptance Corp., Series 2004-5, Class M2, 2.557% (1 Month USD LIBOR + 101 bps), 10/25/34	2,455,215
4,000,000(a)	Hospitality Mortgage Trust, Series 2017-HIT, Class E, 4.794% (1 Month USD LIBOR + 355 bps), 5/8/30 (144A)	4,015,006
3,500,000(a)	Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class AFL, 2.959% (1 Month USD LIBOR + 158 bps), 8/5/34 (144A)	3,503,073
10,200,000(a)	Hunt CRE, Ltd., Series 2017-FL1, Class A, 2.477% (1 Month USD LIBOR + 100 bps), 8/15/34 (144A)	10,239,625
7,100,000(a)	Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class C, 2.533% (1 Month USD LIBOR + 106 bps), 8/9/32 (144A)	7,066,810
472,136(a)	Impac CMB Trust, Series 2003-8, Class 2A1, 2.452% (1 Month USD LIBOR + 90 bps), 10/25/33	467,581
328,232(a)	Impac CMB Trust, Series 2004-5, Class 2A, 2.392% (1 Month USD LIBOR + 84 bps), 8/25/34	324,819
319,584(a)	Impac CMB Trust, Series 2004-8, Class 3B, 4.177% (1 Month USD LIBOR + 175 bps), 8/25/34	306,569
8,380,000(a)	Impac Secured Assets Corp., Series 2004-3, Class M1, 2.452% (1 Month USD LIBOR + 90 bps), 11/25/34	8,255,983
34,926(a)	Impac Secured Assets Corp., Series 2004-4, Class 1A3, 2.412% (1 Month USD LIBOR + 86 bps), 2/25/35	34,953
8,300,000(a)	IMT Trust, Series 2017-APTS, Class BFL, 2.427% (1 Month USD LIBOR + 95 bps), 6/15/34 (144A)	8,296,490
389,251(a)	Invitation Homes Trust, Series 2015-SFR2, Class A, 2.841% (1 Month USD LIBOR + 135 bps), 6/17/32 (144A)	389,895
2,987,000(a)	Invitation Homes Trust, Series 2015-SFR2, Class C, 3.491% (1 Month USD LIBOR + 200 bps), 6/17/32 (144A)	3,006,611
3,500,000(a)	Invitation Homes Trust, Series 2015-SFR3, Class B, 3.21% (1 Month USD LIBOR + 175 bps), 8/17/32 (144A)	3,518,068
10,696(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2002-CIB4, Class C, 6.45%, 5/12/34 (144A)	10,735
197,125(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-LN2, Class A1A, 4.838%, 7/15/41 (144A)	197,125
54,051(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3SF, 1.632% (1 Month USD LIBOR + 16 bps), 5/15/47	53,892
4,280,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, 2.877% (1 Month USD LIBOR + 140 bps), 10/15/29 (144A)	4,280,005
3,470,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, 3.427% (1 Month USD LIBOR + 195 bps), 10/15/29 (144A)	3,470,002
450,476(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL4, Class B, 3.227% (1 Month USD LIBOR + 175 bps), 12/15/30 (144A)	450,513
1,250,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL4, Class C, 3.677% (1 Month USD LIBOR + 220 bps), 12/15/30 (144A)	1,253,382
473,822(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class B, 2.827% (1 Month USD LIBOR + 135 bps), 7/15/31 (144A)	475,963
2,600,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class C, 3.577% (1 Month USD LIBOR + 210 bps), 7/15/31 (144A)	2,582,338
2,120,707(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6, Class A, 2.877% (1 Month USD LIBOR + 140 bps), 11/15/31 (144A)	2,122,052
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
3,770,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class B, 3.327% (1 Month USD LIBOR + 185 bps), 8/15/27 (144A)	$3,770,002
7,900,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH, Class A, 2.977% (1 Month USD LIBOR + 150 bps), 10/15/34 (144A)	7,912,375
3,600,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT, Class B, 3.577% (1 Month USD LIBOR + 210 bps), 10/15/33 (144A)	3,611,249
4,400,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WSP, Class A, 2.827% (1 Month USD LIBOR + 135 bps), 8/15/33 (144A)	4,402,725
3,500,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class B, 2.577% (1 Month USD LIBOR + 110 bps), 10/15/32 (144A)	3,501,042
1,908,906(c)	JP Morgan Mortgage Trust, Series 2013-2, Class A5, 3.5%, 5/25/43 (144A)	1,913,006
3,786,191(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 2.052% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	3,755,432
7,595,190(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 1.995%, 5/25/33 (144A)	7,530,794
2,102,693(c)	JP Morgan Trust, Series 2015-1, Class 1A14, 2.5%, 12/25/44 (144A)	2,105,339
70,439(a)	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-1A, Class 1A, 1.772% (1 Month USD LIBOR + 22 bps), 4/25/31 (144A)	69,991
144,976(a)	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-1A, Class 2A, 1.782% (1 Month USD LIBOR + 23 bps), 4/25/31 (144A)	144,389
837,169(a)	Lehman XS Trust, Series 2005-2, Class 1A2, 2.252% (1 Month USD LIBOR + 70 bps), 8/25/35	821,388
10,000,000(a)	LMREC, Inc., Series 2015-CRE1, Class A, 3.285% (1 Month USD LIBOR + 175 bps), 2/22/32 (144A)	10,078,250
2,333,512(a)	LSTAR Securities Investment, Ltd., Series 2017-2, Class A1, 3.361% (1 Month USD LIBOR + 200 bps), 2/1/22 (144A)	2,393,787
2,838,497(a)	LSTAR Securities Investment, Ltd., Series 2017-3, Class A1, 3.361% (1 Month USD LIBOR + 200 bps), 4/1/22 (144A)	2,837,387
6,305,341(a)	LSTAR Securities Investment, Ltd., Series 2017-6, Class A, 3.111% (1 Month USD LIBOR + 175 bps), 9/1/22 (144A)	6,309,281
5,944,584(a)	LSTAR Securities Investment, Ltd., Series 2017-7, Class A, 0.031% (1 Month USD LIBOR + 175 bps), 10/1/22 (144A)	5,935,474
4,938,933(a)	LSTAR Securities Investment, Ltd., Series 2017-8, Class A, 0.03% (1 Month USD LIBOR + 165 bps), 11/1/22 (144A)	4,936,380
10,000,000(a)	LSTAR Securities Investment, Ltd., Series 2017-9, Class A, 3.022% (1 Month USD LIBOR + 155 bps), 12/1/22 (144A)	9,991,344
724,969	MarketPlace Loan Trust, Series 2016-BS1, Class A, 4.5%, 1/15/21 (144A)	724,910
1,709,406(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-C, Class A1, 2.212% (1 Month USD LIBOR + 66 bps), 6/25/28	1,636,771
1,427,065(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-C, Class A2, 2.525% (6 Month USD LIBOR + 70 bps), 6/25/28	1,414,684
575,042(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A1, 2.192% (1 Month USD LIBOR + 64 bps), 1/25/29	554,657
143,504(c)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 2.914%, 1/25/29	144,068
946,756(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 2.192% (1 Month USD LIBOR + 64 bps), 1/25/29	935,236
241,217(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-B, Class A2, 2.192% (6 Month USD LIBOR + 54 bps), 5/25/29	238,722
68,084(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-C, Class A2B, 2.825% (6 Month USD LIBOR + 100 bps), 7/25/29	65,950
261,511(c)	Merrill Lynch Mortgage Investors Trust, Series 2004-D, Class A3, 3.108%, 9/25/29	260,482
320,233(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-G, Class A2, 2.425% (6 Month USD LIBOR + 60 bps), 1/25/30	313,310
2,589,316(c)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	2,611,973
3,542,482(a)	Morgan Stanley Capital I Trust, Series 2015-XLF1, Class B, 3.227% (1 Month USD LIBOR + 175 bps), 8/14/31 (144A)	3,553,392
2,970,000(a)	Morgan Stanley Capital I Trust, Series 2015-XLF1, Class C, 3.677% (1 Month USD LIBOR + 220 bps), 8/14/31 (144A)	2,982,326
3,000,000(a)	Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSB, 4.227% (1 Month USD LIBOR + 275 bps), 8/15/26 (144A)	2,995,854
8,500,000(a)	Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, 2.5% (1 Month USD LIBOR + 125 bps), 11/15/34 (144A)	8,499,991
5,800,000(a)	Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 2.25% (1 Month USD LIBOR + 100 bps), 11/15/34 (144A)	5,801,822
3,500,000(a)	Morgan Stanley Capital I Trust, Series 2017-PRME, Class B, 2.827% (1 Month USD LIBOR + 135 bps), 2/15/34 (144A)	3,503,252
580,711(a)	Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A1, 1.822% (1 Month USD LIBOR + 27 bps), 9/25/35	581,130
851,103(a)	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1, 1.832% (1 Month USD LIBOR + 28 bps), 11/25/35	855,005
5,717,744(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class A1, 2.962%, 6/25/44 (144A)	5,784,834
2,060,624(a)	MortgageIT Trust, Series 2004-1, Class A1, 2.332% (1 Month USD LIBOR + 78 bps), 11/25/34	2,017,283
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
9,229,861(a)	Motel 6 Trust, Series 2017-MTL6, Class C, 2.877% (1 Month USD LIBOR + 140 bps), 8/15/34 (144A)	$9,229,889
1,057,074(a)	MRFC Mortgage Pass-Through Trust, Series 2000-TBC3, Class A1, 1.917% (1 Month USD LIBOR + 44 bps), 12/15/30	1,023,702
583,725(a)	NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A, 1.933% (1 Month USD LIBOR + 53 bps), 3/9/21	582,499
1,125,000(a)	Nelder Grove CLO, Ltd., Series 2014-1A, Class AXR, 2.468% (3 Month USD LIBOR + 100 bps), 8/28/26 (144A)	1,126,117
2,578,743(a)	NorthStar, Series 2016-1A, Class A, 3.152% (1 Month USD LIBOR + 160 bps), 9/25/31 (144A)	2,583,334
5,768,313(c)	Oaks Mortgage Trust, Series 2015-1, Class A9, 3.0%, 4/25/46 (144A)	5,784,826
7,088,704(a)	Oaktown Re, Ltd., Series 2017-1A, Class M1, 3.802% (1 Month USD LIBOR + 225 bps), 4/25/27 (144A)	7,124,148
5,100,000(a)	Octagon Investment Partners XVII, Ltd., Series 2013-1A, Class A1R, 2.367% (3 Month USD LIBOR + 100 bps), 10/25/25 (144A)	5,104,294
2,461,927(a)	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1A2, 1.942% (1 Month USD LIBOR + 39 bps), 11/25/35	2,419,289
1,597,694(a)	Palmer Square CLO, Ltd., Series 2013-1A, Class A1R, 2.386% (3 Month USD LIBOR + 97 bps), 5/15/25 (144A)	1,599,661
3,500,000(a)	Pepper Residential Securities Trust No. 16, Series 16A, Class A1U2, 2.11% (1 Month USD LIBOR + 65 bps), 3/13/18 (144A)	3,498,828
1,721,979(a)	Pepper Residential Securities Trust No. 17, Series 17A, Class A1UA, 2.532% (1 Month USD LIBOR + 110 bps), 3/10/58 (144A)	1,724,793
5,586,820(a)	Pepper Residential Securities Trust No. 18, Series 18A, Class A1UA, 2.394% (1 Month USD LIBOR + 95 bps), 3/12/47 (144A)	5,589,792
4,000,000(a)	Pepper Residential Securities Trust, Series 19A, Class A1U1, 1.794% (1 Month USD LIBOR + 35 bps), 10/12/18 (144A)	4,001,004
1,082,630(a)	PFP, Ltd., Series 2015-2, Class A, 2.927% (1 Month USD LIBOR + 145 bps), 7/14/34 (144A)	1,084,166
2,444,946(a)	PFP, Ltd., Series 2017-3, Class A, 2.482% (1 Month USD LIBOR + 105 bps), 1/14/35 (144A)	2,448,003
1,169,562(c)	PMT Loan Trust, Series 2013-J1, Class A6, 3.5%, 9/25/43 (144A)	1,168,100
8,770,648(a)	Progress Residential Trust, Series 2016-SFR1, Class A, 2.96% (1 Month USD LIBOR + 150 bps), 9/17/33 (144A)	8,869,291
1,944,000(a)	Progress Residential Trust, Series 2016-SFR1, Class C, 3.96% (1 Month USD LIBOR + 250 bps), 9/17/33 (144A)	1,971,091
1,700,000(a)	Progress Residential Trust, Series 2016-SFR2, Class A, 2.86% (1 Month USD LIBOR + 140 bps), 1/17/34 (144A)	1,716,332
2,400,000(a)	Progress Residential Trust, Series 2016-SFR2, Class B, 3.21% (1 Month USD LIBOR + 175 bps), 1/17/34 (144A)	2,422,893
1,153,073(a)	RAIT Trust, Series 2016-FL6, Class A, 2.91% (1 Month USD LIBOR + 145 bps), 11/13/31 (144A)	1,152,653
4,719,340(a)	RAIT Trust, Series 2017-FL7, Class A, 2.193% (1 Month USD LIBOR + 95 bps), 6/15/37 (144A)	4,722,433
42,480(a)	RALI Trust, Series 2003-QS5, Class A1, 2.002% (1 Month USD LIBOR + 45 bps), 3/25/18	42,406
1,939,610(a)	ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class A, 2.402% (1 Month USD LIBOR + 85 bps), 5/25/34 (144A)	1,939,610
1,943,270	ReadyCap Mortgage Trust, Series 2016-3, Class A, 2.94%, 11/20/38 (144A)	1,943,174
3,148,486(a)	RESI Finance LP, Series 2003-CB1, Class B3, 2.882% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	2,845,337
1,139,884(a)	Resimac Premier, Series 2014-1A, Class A1, 2.249% (3 Month USD LIBOR + 70 bps), 12/12/45 (144A)	1,142,453
2,440,430(a)	Resimac Premier, Series 2016-1A, Class A1, 2.822% (1 Month USD LIBOR + 139 bps), 10/10/47 (144A)	2,454,496
6,337,708(a)	Resimac Premier, Series 2017-1A, Class A1A, 2.382% (1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	6,347,195
523,270(a)	Resource Capital Corp., Ltd., Series 2015-CRE4, Class A, 2.877% (1 Month USD LIBOR + 140 bps), 8/15/32 (144A)	522,831
5,499,128(a)	Resource Capital Corp., Ltd., Series 2017-CRE5, Class A, 2.277% (1 Month USD LIBOR + 80 bps), 7/15/34 (144A)	5,502,494
174,353(c)	Sequoia Mortgage Trust, Series 2004-7, Class A1, 2.783%, 8/20/34	175,158
213,742(c)	Sequoia Mortgage Trust, Series 2012-1, Class 2A1, 3.474%, 1/25/42	215,285
750,000(a)	Silver Creek CLO, Ltd., Series 2014-1A, Class X, 2.213% (3 Month USD LIBOR + 85 bps), 7/20/30 (144A)	751,043
7,500,000(a)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 2.661% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	7,489,409
8,300,000(a)	Stonemont Portfolio Trust, Series 2017-MONT, Class B, 2.601% (1 Month USD LIBOR + 110 bps), 8/20/30 (144A)	8,300,476
148,983(a)	Structured Asset Securities Corp. Mort Pass Thr Certs, Series 1998-8, Class M1, 2.492% (1 Month USD LIBOR + 94 bps), 8/25/28	149,105
24,916(a)	Structured Asset Securities Corp. Mortgage Pass Through Ctfs, Series 2003-35, Class 3A1, 2.052% (1 Month USD LIBOR + 50 bps), 12/25/33	24,911
7,316,704(c)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	7,321,666
6,420,000(a)	Symphony CLO VIII LP, Series 2012-8A, Class BR, 2.985% (1 Month USD LIBOR + 175 bps), 1/9/23 (144A)	6,438,316
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
2,450,000(a)	TCI-Symphony CLO, Ltd., Series 2017-1A, Class X, 2.071% (3 Month USD LIBOR + 80 bps), 7/15/30 (144A)	$2,452,220
225,209(a)	Velocity Commercial Capital Loan Trust, Series 2014-1, Class A, 3.328% (1 Month USD LIBOR + 200 bps), 9/25/44 (144A)	225,344
787,863(a)	Velocity Commercial Capital Loan Trust, Series 2016-1, Class AFL, 4.002% (1 Month USD LIBOR + 245 bps), 4/25/46 (144A)	791,310
2,778,095	VSD LLC, Series 2017-PLT1, 3.95%, 12/25/43	2,776,978
4,477,000(c)	WaMu Commercial Mortgage Securities Trust, Series 2006-SL1, Class B, 2.378%, 11/23/43 (144A)	4,477,390
5,677,000(c)	WaMu Commercial Mortgage Securities Trust, Series 2006-SL1, Class C, 2.51%, 11/23/43 (144A)	5,622,917
11,800,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 2.677% (1 Month USD LIBOR + 120 bps), 12/15/22 (144A)	11,799,955
278,503(a)	Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 1M1, 4.302% (1 Month USD LIBOR + 275 bps), 11/25/25 (144A)	279,514
682,582(a)	Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 2M1, 4.402% (1 Month USD LIBOR + 285 bps), 11/25/25 (144A)	689,402
4,327,630(c)	WinWater Mortgage Loan Trust, Series 2015-2, Class A5, 3.0%, 2/20/45 (144A)	4,338,281
12,435,631(c)	WinWater Mortgage Loan Trust, Series 2015-3, Class A17, 2.5%, 3/20/45 (144A)	12,446,798
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $984,428,007)	$985,322,366
	CORPORATE BONDS - 25.8% of Net Assets
	AUTOMOBILES & COMPONENTS - 1.4%
	Automobile Manufacturers - 1.4%
5,555,000(a)	Daimler Finance North America LLC, 1.886% (3 Month USD LIBOR + 45 bps), 5/18/18 (144A)	$5,560,135
1,275,000(a)	Daimler Finance North America LLC, 1.907% (3 Month USD LIBOR + 42 bps), 3/2/18 (144A)	1,275,179
2,650,000(a)	Daimler Finance North America LLC, 1.998% (3 Month USD LIBOR + 62 bps), 10/30/19 (144A)	2,662,642
4,005,000(a)	Ford Motor Credit Co., LLC, 1.811% (3 Month USD LIBOR + 43 bps), 11/2/20	3,994,338
400,000	Ford Motor Credit Co., LLC, 2.24%, 6/15/18	400,378
2,600,000(a)	Ford Motor Credit Co., LLC, 2.29% (3 Month USD LIBOR + 94 bps), 1/9/18	2,600,228
780,000(a)	Ford Motor Credit Co., LLC, 2.321% (3 Month USD LIBOR + 93 bps), 11/4/19	787,154
2,980,000(a)	Ford Motor Credit Co., LLC, 2.35% (3 Month USD LIBOR + 100 bps), 1/9/20	3,009,507
5,295,000(a)	Ford Motor Credit Co., LLC, 2.379% (3 Month USD LIBOR + 83 bps), 3/12/19	5,321,660
3,530,000(a)	Nissan Motor Acceptance Corp., 1.749% (3 Month USD LIBOR + 39 bps), 7/13/20 (144A)	3,539,586
1,970,000(a)	Nissan Motor Acceptance Corp., 2.076% (3 Month USD LIBOR + 39 bps), 9/28/20 (144A)	1,973,147
2,650,000(a)	Nissan Motor Acceptance Corp., 2.083% (3 Month USD LIBOR + 52 bps), 9/13/19 (144A)	2,659,421
3,115,000(a)	Nissan Motor Acceptance Corp., 2.147% (3 Month USD LIBOR + 80 bps), 4/6/18 (144A)	3,120,926
1,000,000(a)	Nissan Motor Acceptance Corp., 2.533% (3 Month USD LIBOR + 101 bps), 3/8/19 (144A)	1,007,904
3,890,000	Toyota Motor Credit Corp., 1.2%, 4/6/18	3,884,171
3,205,000(a)	Toyota Motor Credit Corp., 1.613% (3 Month USD LIBOR + 26 bps), 4/17/20	3,211,271
3,063,000(a)	Toyota Motor Credit Corp., 1.794% (3 Month USD LIBOR + 44 bps), 10/18/19	3,074,121
5,321,000(a)	Toyota Motor Credit Corp., 1.819% (3 Month USD LIBOR + 46 bps), 7/13/18	5,330,227
3,000,000(a)	Toyota Motor Credit Corp., 1.919% (3 Month USD LIBOR + 37 bps), 3/12/20	3,012,439
4,400,000(a)	Toyota Motor Credit Corp., 2.256% (3 Month USD LIBOR + 82 bps), 2/19/19	4,434,114
	Total Automobiles & Components	$60,858,548
	BANKS - 9.7%
	Diversified Banks - 7.0%
14,225,000(a)	ABN AMRO Bank NV, 1.994% (3 Month USD LIBOR + 64 bps), 1/18/19 (144A)	$14,283,749
4,505,000(a)	American Express Centurion Bank, 1.888% (3 Month USD LIBOR + 30 bps), 6/15/18	4,508,395
3,115,000	Bank of America Corp., 2.0%, 1/11/18	3,115,062
1,715,000(a)	Bank of America Corp., 2.399% (3 Month USD LIBOR + 104 bps), 1/15/19	1,729,234
3,100,000(a)	Bank of America Corp., 2.523% (3 Month USD LIBOR + 116 bps), 1/20/23	3,164,433
6,142,000(a)	Bank of America Corp., 2.565% (3 Month USD LIBOR + 87 bps), 4/1/19	6,191,045
3,897,000(a)	Bank of America Corp., 2.728% (3 Month USD LIBOR + 107 bps), 3/22/18	3,904,344
3,835,000	Bank of America Corp., 6.875%, 4/25/18	3,893,588
2,665,000(a)	Bank of Montreal, 1.99% (3 Month USD LIBOR + 61 bps), 7/31/18	2,672,225
2,540,000(a)	Bank of Montreal, 2.004% (3 Month USD LIBOR + 65 bps), 7/18/19	2,557,666
1,525,000(a)	Bank of Montreal, 2.028% (3 Month USD LIBOR + 44 bps), 6/15/20	1,528,842
1,471,000	Bank of Nova Scotia, 1.45%, 4/25/18	1,469,727
761,000	Bank of Nova Scotia, 1.7%, 6/11/18	760,605
3,930,000(a)	Banque Federative du Credit Mutuel SA, 1.853% (3 Month USD LIBOR + 49 bps), 7/20/20 (144A)	3,940,088
1,300,000	Banque Federative du Credit Mutuel SA, 2.5%, 10/29/18 (144A)	1,304,270
7,400,000	BPCE SA, 1.625%, 1/26/18	7,397,780
2,590,000(a)	Caisse Centrale Desjardins, 2.043% (3 Month USD LIBOR + 67 bps), 1/29/18 (144A)	2,590,539
2,610,000(a)	Canadian Imperial Bank of Commerce, 2.028% (3 Month USD LIBOR + 52 bps), 9/6/19	2,621,368
3,800,000(a)	Citibank NA, 1.86% (3 Month USD LIBOR + 26 bps), 9/18/19	3,806,276
1,720,000	Citigroup, Inc., 1.7%, 4/27/18	1,718,288
7,015,000(a)	Citigroup, Inc., 2.064% (3 Month USD LIBOR + 69 bps), 4/27/18	7,024,302
4,100,000(a)	Citigroup, Inc., 2.14% (3 Month USD LIBOR + 79 bps), 1/10/20	4,124,375
3,140,000(a)	Citigroup, Inc., 2.258% (3 Month USD LIBOR + 88 bps), 7/30/18	3,151,469
1,500,000(a)	Citigroup, Inc., 2.445% (3 Month USD LIBOR + 93 bps), 6/7/19	1,511,820
4,691,000(a)	Citigroup, Inc., 3.116% (3 Month USD LIBOR + 170 bps), 5/15/18	4,716,510
3,840,000(a)	Citizens Bank NA, 2.027% (3 Month USD LIBOR + 54 bps), 3/2/20	3,847,528
Principal
Amount
USD ($)		Value
	Diversified Banks - (continued)
3,340,000(a)	Citizens Bank NA, 2.032% (3 Month USD LIBOR + 57 bps), 5/26/20	$3,349,222
4,067,000	Cooperatieve Rabobank UA, 1.7%, 3/19/18	4,066,601
3,675,000(a)	Cooperatieve Rabobank UA, 1.913% (3 Month USD LIBOR + 51 bps), 8/9/19	3,696,666
11,340,000(a)	Danske Bank AS, 2.088% (3 Month USD LIBOR + 58 bps), 9/6/19 (144A)	11,405,055
4,680,000	Discover Bank, 2.0%, 2/21/18	4,680,325
3,325,000	Discover Bank, 2.6%, 11/13/18	3,336,283
7,875,000(a)	DNB Bank ASA, 2.065% (3 Month USD LIBOR + 37 bps), 10/2/20 (144A)	7,881,825
6,000,000(a)	Federation des Caisses Desjardins du Quebec, 1.71% (3 Month USD LIBOR + 33 bps), 10/30/20 (144A)	6,009,062
5,290,000	HSBC USA, Inc., 1.625%, 1/16/18	5,289,609
4,755,000	HSBC USA, Inc., 1.7%, 3/5/18	4,753,555
3,860,000	ING Bank NV, 2.0%, 11/26/18 (144A)	3,858,061
100,000(a)	ING Bank NV, 2.026% (3 Month USD LIBOR + 61 bps), 8/15/19 (144A)	100,528
3,190,000(a)	ING Bank NV, 2.202% (3 Month USD LIBOR + 78 bps), 8/17/18 (144A)	3,202,134
700,000(a)	ING Bank NV, 2.392% (3 Month USD LIBOR + 97 bps), 8/17/20 (144A)	709,907
2,675,000(a)	ING Bank NV, 2.788% (3 Month USD LIBOR + 113 bps), 3/22/19 (144A)	2,705,749
3,920,000(a)	JPMorgan Chase & Co., 1.917% (3 Month USD LIBOR + 55 bps), 4/25/18	3,924,468
6,130,000(a)	JPMorgan Chase & Co., 1.991% (3 Month USD LIBOR + 51 bps), 3/1/18	6,132,071
8,825,000(a)	JPMorgan Chase & Co., 2.267% (3 Month USD LIBOR + 90 bps), 1/25/18	8,829,227
3,910,000(a)	JPMorgan Chase Bank NA, 2.092% (3 Month USD LIBOR + 45 bps), 9/21/18	3,917,593
6,720,000(a)	Lloyds Bank Plc, 1.963% (3 Month USD LIBOR + 55 bps), 5/14/18	6,728,906
2,748,000(a)	Lloyds Bank Plc, 2.12% (3 Month USD LIBOR + 52 bps), 3/16/18	2,749,935
3,750,000(a)	Lloyds Bank Plc, 2.202% (3 Month USD LIBOR + 78 bps), 8/17/18	3,763,299
7,555,000(a)	Mizuho Bank, Ltd., 2.315% (3 Month USD LIBOR + 64 bps), 3/26/18 (144A)	7,563,290
2,800,000(a)	Mizuho Bank, Ltd., 2.553% (3 Month USD LIBOR + 119 bps), 10/20/18 (144A)	2,820,285
4,015,000(a)	Mizuho Securities USA LLC, 1.982% (3 Month USD LIBOR + 34 bps), 9/21/18 (144A)	4,013,401
2,425,000(a)	MUFG Americas Holdings Corp., 1.973% (3 Month USD LIBOR + 57 bps), 2/9/18	2,425,384
3,350,000(a)	Nordea Bank AB, 1.947% (3 Month USD LIBOR + 47 bps), 5/29/20 (144A)	3,364,411
4,515,000(a)	Nordea Bank AB, 2.313% (3 Month USD LIBOR + 62 bps), 9/30/19 (144A)	4,547,135
3,600,000(a)	Nordea Bank AB, 2.44% (3 Month USD LIBOR + 84 bps), 9/17/18 (144A)	3,618,158
3,960,000(a)	Royal Bank of Canada, 1.611% (3 Month USD LIBOR + 24 bps), 10/26/20	3,955,792
3,500,000(a)	Royal Bank of Canada, 1.717% (3 Month USD LIBOR + 24 bps), 8/29/19	3,500,886
2,500,000(a)	Royal Bank of Canada, 1.858% (3 Month USD LIBOR + 48 bps), 7/29/19	2,509,001
3,115,000(a)	Royal Bank of Canada, 1.867% (3 Month USD LIBOR + 38 bps), 3/2/20	3,124,752
1,325,000(a)	Royal Bank of Canada, 1.918% (3 Month USD LIBOR + 54 bps), 7/30/18	1,327,956
6,005,000(a)	Skandinaviska Enskilda Banken AB, 2.133% (3 Month USD LIBOR + 57 bps), 9/13/19 (144A)	6,042,932
3,950,000(a)	Sumitomo Mitsui Banking Corp., 1.664% (3 Month USD LIBOR + 31 bps), 10/18/19	3,950,435
2,980,000(a)	Sumitomo Mitsui Banking Corp., 1.896% (3 Month USD LIBOR + 54 bps), 1/11/19	2,989,095
2,975,000(a)	Sumitomo Mitsui Banking Corp., 1.939% (3 Month USD LIBOR + 58 bps), 1/16/18	2,975,235
3,279,000(a)	Sumitomo Mitsui Banking Corp., 2.027% (3 Month USD LIBOR + 67 bps), 10/19/18	3,291,090
3,115,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 2.018% (3 Month USD LIBOR + 51 bps), 3/6/19 (144A)	3,120,099
5,700,000(a)	Svenska Handelsbanken AB, 1.883% (3 Month USD LIBOR + 36 bps), 9/8/20	5,709,001
3,750,000(a)	Svenska Handelsbanken AB, 1.998% (3 Month USD LIBOR + 49 bps), 9/6/19	3,767,941
4,145,000(a)	Toronto-Dominion Bank, 1.774% (3 Month USD LIBOR + 42 bps), 1/18/19	4,154,908
5,360,000(a)	Toronto-Dominion Bank, 1.903% (3 Month USD LIBOR + 54 bps), 7/23/18	5,370,278
2,600,000(a)	Toronto-Dominion Bank, 2.063% (3 Month USD LIBOR + 65 bps), 8/13/19	2,618,666
4,000,000(a)	UBS AG, 1.959% (3 Month USD LIBOR + 48 bps), 12/1/20 (144A)	4,005,780
3,650,000(a)	US Bancorp, 1.767% (3 Month USD LIBOR + 40 bps), 4/25/19	3,660,794
6,675,000(a)	Wells Fargo & Co., 1.993% (3 Month USD LIBOR + 63 bps), 4/23/18	6,684,129
3,795,000(a)	Wells Fargo & Co., 2.058% (3 Month USD LIBOR + 68 bps), 1/30/20	3,826,392
3,125,000(a)	Wells Fargo & Co., 2.475% (3 Month USD LIBOR + 111 bps), 1/24/23	3,187,085
		$306,747,920
	Regional Banks - 2.7%
3,970,000(a)	BB&T Corp., 1.608% (3 Month USD LIBOR + 22 bps), 2/1/21	$3,951,308
3,065,000(a)	BB&T Corp., 2.074% (3 Month USD LIBOR + 72 bps), 1/15/20	3,092,603
3,000,000(a)	Branch Banking & Trust Co., 1.809% (3 Month USD LIBOR + 45 bps), 1/15/20	3,012,394
2,000,000	Branch Banking & Trust Co., 2.3%, 10/15/18	2,003,699
3,155,000	Capital One NA, 1.5%, 3/22/18	3,151,047
4,000,000(a)	Capital One NA, 2.328% (3 Month USD LIBOR + 77 bps), 9/13/19	4,018,603
4,000,000(a)	Capital One NA, 2.572% (3 Month USD LIBOR + 115 bps), 8/17/18	4,018,793
3,288,000	Credit Suisse AG, 1.7%, 4/27/18	3,285,553
4,215,000	Credit Suisse AG, 1.75%, 1/29/18	4,215,032
5,260,000	Fifth Third Bancorp, 4.5%, 6/1/18	5,311,256
4,005,000(a)	Fifth Third Bank, 1.628% (3 Month USD LIBOR + 25 bps), 10/30/20	3,999,324
455,000(a)	Fifth Third Bank, 2.265% (3 Month USD LIBOR + 59 bps), 9/27/19	457,880
3,532,000	KeyBank NA, 1.65%, 2/1/18	3,531,081
5,350,000(a)	KeyBank NA, 2.001% (3 Month USD LIBOR + 52 bps), 6/1/18	5,358,671
7,410,000	Manufacturers & Traders Trust Co., 1.45%, 3/7/18	7,406,602
1,820,000	PNC Bank NA, 1.5%, 2/23/18	1,819,429
2,730,000	PNC Bank NA, 1.6%, 6/1/18	2,726,495
3,540,000	PNC Bank NA, 1.85%, 7/20/18	3,536,931
4,300,000(a)	PNC Bank NA, 1.901% (3 Month USD LIBOR + 42 bps), 6/1/18	4,305,400
9,680,000(a)	PNC Bank NA, 1.915% (3 Month USD LIBOR + 40 bps), 12/7/18	9,697,405
7,800,000(a)	SunTrust Bank, 1.91% (3 Month USD LIBOR + 53 bps), 1/31/20	7,842,839
2,032,000	SunTrust Bank, 7.25%, 3/15/18	2,052,772
1,105,000	UBS AG, 1.8%, 3/26/18	1,105,039
7,785,000(a)	UBS AG, 2.375% (3 Month USD LIBOR + 70 bps), 3/26/18	7,796,116
Principal
Amount
USD ($)		Value
	Regional Banks – (continued)
3,960,000(a)	US Bank NA, 1.505% (3 Month USD LIBOR + 14 bps), 10/23/20	$3,956,754
2,965,000(a)	US Bank NA, 1.685% (3 Month USD LIBOR + 32 bps), 1/24/20	2,973,235
1,055,000(a)	US Bank NA, 1.781% (3 Month USD LIBOR + 41 bps), 4/26/19	1,058,685
3,775,000(a)	Wells Fargo Bank NA, 2.062% (3 Month USD LIBOR + 60 bps), 5/24/19	3,800,710
6,485,000(a)	Wells Fargo Bank NA, 2.103% (3 Month USD LIBOR + 74 bps), 1/22/18	6,486,589
		$115,972,245
	Total Banks	$422,720,165
	CAPITAL GOODS - 0.5%
	Aerospace & Defense - 0.5%
6,171,000	Lockheed Martin Corp., 1.85%, 11/23/18	$6,163,468
6,410,000	Northrop Grumman Corp., 1.75%, 6/1/18	6,405,614
6,630,000(a)	United Technologies Corp., 1.727% (3 Month USD LIBOR + 35 bps), 11/1/19	6,646,326
3,850,000(b)	United Technologies Corp., 1.778%, 5/4/18	3,844,112
		$23,059,520
	Industrial Conglomerates - 0.0%†
780,000(a)	General Electric Co., 2.159% (3 Month USD LIBOR + 80 bps), 4/15/20	$786,793
	Total Capital Goods	$23,846,313
	DIVERSIFIED FINANCIALS - 2.7%
	Asset Management & Custody Banks - 0.6%
3,405,000	Bank of New York Mellon Corp., 1.35%, 3/6/18	$3,401,607
7,585,000	Bank of New York Mellon Corp., 1.6%, 5/22/18	7,578,129
1,047,000(a)	Bank of New York Mellon Corp., 1.937% (3 Month USD LIBOR + 56 bps), 8/1/18	1,049,460
1,090,000(a)	Bank of New York Mellon Corp., 1.948% (3 Month USD LIBOR + 44 bps), 3/6/18	1,090,631
2,960,000(a)	Bank of New York Mellon Corp., 2.016% (3 Month USD LIBOR + 48 bps), 9/11/19	2,973,758
3,415,000	Charles Schwab Corp., 1.5%, 3/10/18	3,412,652
3,000,000(a)	State Street Corp., 2.336% (3 Month USD LIBOR + 90 bps), 8/18/20	3,054,560
3,190,000	State Street Corp., 4.956%, 3/15/18	3,208,249
		$25,769,046
	Consumer Finance - 1.0%
3,970,000(a)	American Express Co., 1.708% (3 Month USD LIBOR + 33 bps), 10/30/20	$3,963,584
3,235,000(a)	American Express Credit Corp., 1.715% (3 Month USD LIBOR + 33 bps), 5/3/19	3,241,252
3,115,000(a)	American Express Credit Corp., 1.917% (3 Month USD LIBOR + 43 bps), 3/3/20	3,122,391
1,750,000(a)	American Express Credit Corp., 1.948% (3 Month USD LIBOR + 57 bps), 10/30/19	1,759,342
4,366,000	American Honda Finance Corp., 1.2%, 7/12/19	4,305,614
1,810,000(a)	American Honda Finance Corp., 1.513% (3 Month USD LIBOR + 15 bps), 1/22/19	1,810,871
2,000,000(a)	American Honda Finance Corp., 1.753% (3 Month USD LIBOR + 34 bps), 2/14/20	2,005,796
4,005,000(a)	Capital One Financial Corp., 1.83% (3 Month USD LIBOR + 45 bps), 10/30/20	4,003,739
2,187,000	Caterpillar Financial Services Corp., 2.45%, 9/6/18	2,194,387
4,154,000(a)	General Motors Financial Co., Inc., 2.71% (3 Month USD LIBOR + 136 bps), 4/10/18	4,162,273
2,323,000(a)	General Motors Financial Co., Inc., 2.853% (3 Month USD LIBOR + 145 bps), 5/9/19	2,354,554
9,320,000(a)	General Motors Financial Co., Inc., 3.419% (3 Month USD LIBOR + 206 bps), 1/15/19	9,478,618
		$42,402,421
	Investment Banking & Brokerage - 0.8%
2,836,000	Charles Schwab Corp., 2.2%, 7/25/18	$2,839,666
2,703,000(a)	Goldman Sachs Group, Inc., 2.383% (3 Month USD LIBOR + 102 bps), 10/23/19	2,732,624
3,325,000(a)	Goldman Sachs Group, Inc., 2.516% (3 Month USD LIBOR + 110 bps), 11/15/18	3,345,574
3,470,000(a)	Goldman Sachs Group, Inc., 2.578% (3 Month USD LIBOR + 120 bps), 4/30/18	3,480,339
3,155,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	3,188,205
3,945,000	Macquarie Group, Ltd., 3.0%, 12/3/18 (144A)	3,973,992
5,075,000(a)	Morgan Stanley, 2.083% (3 Month USD LIBOR + 74 bps), 1/5/18	5,075,128
1,950,000	Morgan Stanley, 2.125%, 4/25/18	1,951,013
3,130,000(a)	Morgan Stanley, 2.215% (3 Month USD LIBOR + 85 bps), 1/24/19	3,146,312
7,360,000(a)	Morgan Stanley, 2.752% (3 Month USD LIBOR + 138 bps), 2/1/19	7,443,349
		$37,176,202
	Multi-Sector Holdings - 0.2%
3,600,000(a)	Berkshire Hathaway Finance Corp., 1.676% (3 Month USD LIBOR + 26 bps), 8/15/19	$3,614,015
3,315,000(a)	Berkshire Hathaway, Inc., 1.541% (3 Month USD LIBOR + 15 bps), 8/6/18	3,316,361
		$6,930,376
	Specialized Finance - 0.1%
1,000,000	MassMutual Global Funding II, 2.1%, 8/2/18 (144A)	$1,001,306
3,705,000(a)	Metropolitan Life Global Funding I, 1.833% (3 Month USD LIBOR + 22 bps), 9/19/19 (144A)	3,706,104
700,000(a)	Moody's Corp., 1.837% (3 Month USD LIBOR + 35 bps), 9/4/18	700,558
		$5,407,968
	Total Diversified Financials	$117,686,013
	ENERGY - 1.8%
	Integrated Oil & Gas - 0.8%
805,000	BP Capital Markets Plc, 1.674%, 2/13/18	$804,801
1,848,000(a)	BP Capital Markets Plc, 1.92% (3 Month USD LIBOR + 51 bps), 5/10/18	1,850,041
1,013,000(a)	BP Capital Markets Plc, 1.95% (3 Month USD LIBOR + 54 bps), 5/10/19	1,018,134
2,616,000(a)	BP Capital Markets Plc, 2.47% (3 Month USD LIBOR + 87 bps), 9/16/21	2,663,859
2,550,000(a)	Chevron Corp., 1.657% (3 Month USD LIBOR + 17 bps), 3/2/18	2,549,875
3,115,000(a)	Chevron Corp., 1.697% (3 Month USD LIBOR + 21 bps), 3/3/20	3,125,673
1,585,000	Chevron Corp., 1.718%, 6/24/18	1,584,996
Principal
Amount
USD ($)		Value
	Integrated Oil & Gas – (continued)
4,190,000(a)	Chevron Corp., 1.919% (3 Month USD LIBOR + 50 bps), 5/16/18	$4,195,523
1,385,000(a)	Chevron Corp., 1.929% (3 Month USD LIBOR + 51 bps), 11/16/18	1,390,108
4,611,000(a)	Exxon Mobil Corp., 2.068% (3 Month USD LIBOR + 60 bps), 2/28/18	4,613,777
3,132,000(a)	Shell International Finance BV, 1.899% (3 Month USD LIBOR + 35 bps), 9/12/19	3,145,146
7,715,000(a)	Shell International Finance BV, 1.99% (3 Month USD LIBOR + 58 bps), 11/10/18	7,747,927
2,555,000(a)	Statoil ASA, 1.706% (3 Month USD LIBOR + 29 bps), 5/15/18	2,555,441
		$37,245,301
	Oil & Gas Exploration & Production - 0.2%
6,020,000	Canadian Natural Resources, Ltd., 1.75%, 1/15/18	$6,018,923
900,000	XTO Energy, Inc., 5.5%, 6/15/18	914,961
		$6,933,884
	Oil & Gas Storage & Transportation - 0.8%
5,065,000	Enbridge Energy Partners LP, 6.5%, 4/15/18	$5,132,121
1,435,000	Energy Transfer LP, 2.5%, 6/15/18	1,437,139
6,735,000	Enterprise Products Operating LLC, 1.65%, 5/7/18	6,726,015
7,390,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	7,424,363
3,915,000	ONEOK Partners LP, 3.2%, 9/15/18	3,937,813
3,975,000	TransCanada PipeLines, Ltd., 1.875%, 1/12/18	3,974,921
5,483,000(a)	TransCanada PipeLines, Ltd., 2.147% (3 Month USD LIBOR + 79 bps), 1/12/18	5,483,598
		$34,115,970
	Total Energy	$78,295,155
	FOOD & STAPLES RETAILING - 0.0%†
	Food Retail - 0.0%†
930,000(a)	Alimentation Couche-Tard, Inc., 2.074% (3 Month USD LIBOR + 50 bps), 12/13/19 (144A)	$930,566

	Total Food & Staples Retailing	$930,566
	FOOD, BEVERAGE & TOBACCO - 0.6%
	Brewers - 0.1%
3,569,000(a)	Anheuser-Busch InBev Finance, Inc., 1.777% (3 Month USD LIBOR + 40 bps), 2/1/19	$3,578,835
	Packaged Foods & Meats - 0.2%
9,480,000(a)	Mondelez International Holdings Netherlands BV, 1.988% (3 Month USD LIBOR + 61 bps), 10/28/19 (144A)	$9,514,886
900,000(a)	Tyson Foods, Inc., 2.037% (3 Month USD LIBOR + 55 bps), 6/2/20	904,931
		$10,419,817
	Tobacco - 0.3%
3,635,000(a)	BAT Capital Corp., 2.003% (3 Month USD LIBOR + 59 bps), 8/14/20 (144A)	$3,654,570
7,406,000	Reynolds American, Inc., 2.3%, 6/12/18	7,414,684
		$11,069,254
	Total Food, Beverage & Tobacco	$25,067,906
	HEALTH CARE EQUIPMENT & SERVICES - 0.5%
	Health Care Equipment - 0.1%
3,280,000	Medtronic, Inc., 1.375%, 4/1/18	$3,276,622
2,680,000(a)	Medtronic, Inc., 2.388% (3 Month USD LIBOR + 80 bps), 3/15/20	2,713,133
		$5,989,755
	Managed Health Care - 0.4%
3,290,000	Aetna, Inc., 1.7%, 6/7/18	$3,284,829
5,945,000(a)	UnitedHealth Group, Inc., 1.437% (3 Month USD LIBOR + 7 bps), 10/15/20	5,937,919
7,975,000	UnitedHealth Group, Inc., 1.9%, 7/16/18	7,978,205
		$17,200,953
	Total Health Care Equipment & Services	$23,190,708
	INSURANCE - 5.4%
	Life & Health Insurance - 0.7%
7,510,000(a)	AIG Global Funding, 2.175% (3 Month USD LIBOR + 48 bps), 7/2/20 (144A)	$7,535,489
2,065,000	Jackson National Life Global Funding, 4.7%, 6/1/18 (144A)	2,088,956
2,940,000(a)	Metropolitan Life Global Funding I, 2.043% (3 Month USD LIBOR + 43 bps), 12/19/18 (144A)	2,948,928
700,000(a)	Pricoa Global Funding I, 2.175% (3 Month USD LIBOR + 50 bps), 6/27/18 (144A)	700,988
2,481,000(a)	Principal Life Global Funding II, 1.741% (3 Month USD LIBOR + 30 bps), 5/21/18 (144A)	2,482,140
2,000,000	Protective Life Corp., 6.4%, 1/15/18	2,002,684
3,457,000(a)	Protective Life Global Funding, 2.073% (3 Month USD LIBOR + 55 bps), 6/8/18 (144A)	3,462,256
5,450,000(a)	Prudential Financial, Inc., 2.196% (3 Month USD LIBOR + 78 bps), 8/15/18	5,470,826
3,945,000	Prudential Financial, Inc., 2.3%, 8/15/18	3,951,621
		$30,643,888
	Multi-line Insurance - 0.4%
5,688,000	American International Group, Inc., 5.85%, 1/16/18	$5,695,110
5,090,000(a)	Metropolitan Life Global Funding I, 1.949% (3 Month USD LIBOR + 40 bps), 6/12/20 (144A)	5,110,886
1,250,000(a)	New York Life Global Funding, 1.527% (3 Month USD LIBOR + 18 bps), 7/6/18 (144A)	1,250,891
4,204,000(a)	New York Life Global Funding, 1.755% (3 Month USD LIBOR + 39 bps), 10/24/19 (144A)	4,224,887
		$16,281,774
	Reinsurance - 4.3%
1,500,000+(d)(e)	Ailsa 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/15/18	$1,491,830
2,000,000(a)	Alamo Re, Ltd., 5.133% (3 Month Treasury Bill + 375 bps), 6/8/20 (144A) (Cat Bond)	2,018,000
3,750,000(a)	Alamo Re, Ltd., 6.193% (3 Month Treasury Bill + 481 bps), 6/7/18 (144A) (Cat Bond)	3,765,375
1,500,000(a)	Aozora Re, Ltd., 3.219% (6 Month USD LIBOR + 200 bps), 4/7/21 (144A) (Cat Bond)	1,502,250
Principal
Amount
USD ($)		Value
	Reinsurance - (continued)
500,000(a)	Aozora Re, Ltd., 3.549% (6 Month USD LIBOR + 220 bps), 4/7/20 (144A) (Cat Bond)	$502,100
500,000+(d)(e)	Arlington Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 8/1/18	24,300
750,000+(d)(e)	Arlington Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 8/31/18	97,875
1,500,000(a)	Atlas IX Capital, DAC, 4.525% (3 Month USD LIBOR + 325 bps), 1/17/19 (144A) (Cat Bond)	1,516,200
1,250,000+(d)(e)	Berwick 2016-1 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/18	59,375
1,250,000+(d)(e)	Berwick Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/19	1,254,191
1,500,000+(d)(e)	Blue Lotus Re, Ltd., Variable Rate Notes, 12/31/21	1,500,000
2,650,000(a)	Bonanza Re, Ltd., 5.254% (6 Month USD LIBOR + 375 bps), 12/31/19 (144A) (Cat Bond)	2,495,240
750,000(a)	Bosphorus Re, Ltd., 4.761% (6 Month USD LIBOR + 325 bps), 8/17/18 (144A) (Cat Bond)	756,000
2,250,000(a)	Caelus Re IV, Ltd., 6.876% (3 Month Treasury Bill + 549 bps), 3/6/20 (144A) (Cat Bond)	2,326,050
1,000,000(a)	Caelus Re V, Ltd., 4.636% (3 Month Treasury Bill + 325 bps), 6/5/20 (144A) (Cat Bond)	983,500
1,250,000(a)	Caelus Re V, Ltd., 5.886% (3 Month Treasury Bill + 450 bps), 6/5/20 (144A) (Cat Bond)	1,187,250
750,000+(d)(e)	Carnoustie 2016-N Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	81,150
2,000,000+(d)(e)	Carnoustie 2017-N Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21	1,800,000
302,816+(d)(e)	Carnoustie 2018 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 12/31/21	302,816
2,500,000(a)	Casablanca Re, 5.008% (6 Month USD LIBOR + 375 bps), 6/4/20 (Cat Bond)	2,501,000
1,500,000+(d)(e)	Castle Stuart Housing Association Re, Ltd., Variable Rate Notes, 12/1/21	1,500,000
8,000,000(a)	Citrus Re, Ltd., 6.543% (3 Month Treasury Bill + 516 bps), 4/9/18 (144A) (Cat Bond)	8,056,800
2,000,000(a)	Citrus Re, Ltd., 8.337% (3 Month Treasury Bill + 690 bps), 4/9/18 (144A) (Cat Bond)	2,024,000
2,500,000(a)	Cranberry Re, Ltd., 3.335% (6 Month USD LIBOR + 200 bps), 7/13/20 (144A) (Cat Bond)	2,501,750
1,000,000(a)	Cranberry Re, Ltd., 5.283% (3 Month Treasury Bill + 390 bps), 7/6/18 (144A) (Cat Bond)	1,008,300
1,000,000+(d)(e)	Cyprus Segregated Account (Artex SAC, Ltd.), Series 2017, Variable Rate Notes, 1/10/19	862,079
2,500,000+(d)(e)	Denning Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 8/15/18	2,486,111
2,000,000(a)	East Lane Re VI, Ltd., 4.033% (3 Month Treasury Bill + 265 bps), 3/14/18 (144A) (Cat Bond)	1,999,000
1,131+(d)(e)	Eden Re II, Ltd., Variable Rate Notes, 4/23/19 (144A)	70,643
1,750,000+(d)(e)	Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (144A)	1,689,450
1,274,130+(d)(e)	Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (144A)	1,228,389
1,500,000+(d)(e)	Eden Re II, Ltd., Variable Rate Notes, 3/22/22 (144A)	1,500,000
500,000(a)	Fortius Re II, Ltd., 4.803% (6 Month USD LIBOR + 375 bps), 7/7/21 (144A) (Cat Bond)	504,400
2,900,000(a)	Galilei Re, Ltd., 5.625% (6 Month USD LIBOR + 450 bps), 1/8/20 (144A) (Cat Bond)	2,929,000
1,250,000(a)	Galilei Re, Ltd., 5.645% (6 Month USD LIBOR + 450 bps), 1/8/21 (144A) (Cat Bond)	1,265,875
2,500,000(a)	Galilei Re, Ltd., 6.375% (6 Month USD LIBOR + 525 bps), 1/8/20 (144A) (Cat Bond)	2,498,000
2,000,000(a)	Galilei Re, Ltd., 6.395% (6 Month USD LIBOR + 525 bps), 1/8/21 (144A) (Cat Bond)	1,997,000
1,500,000(a)	Galilei Re, Ltd., 7.375% (6 Month USD LIBOR + 625 bps), 1/8/20 (144A) (Cat Bond)	1,477,500
1,250,000(a)	Galilei Re, Ltd., 7.395% (6 Month USD LIBOR + 625 bps), 1/8/21 (144A) (Cat Bond)	1,217,375
250,000(a)	Galileo Re, Ltd., 8.705% (3 Month USD LIBOR + 750 bps), 11/6/20 (144A) (Cat Bond)	249,150
1,300,000+(d)(e)	Gleneagles Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	152,360
2,650,000(a)	Golden State Re II, Ltd., 3.591% (3 Month Treasury Bill + 220 bps), 1/8/19 (144A) (Cat Bond)	2,656,360
3,000,000+(d)(e)	Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 4/29/18	2,848,500
2,600,000+(d)(e)	Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20	56,680
2,000,000+(d)(e)	Harambee Co-operative Savings and Credit Society, Ltd., Variable Rate Notes, 12/31/21	2,000,000
2,500,000(a)	Integrity Re, Ltd., Series A, 4.573% (6 Month USD LIBOR + 325 bps), 6/10/20 (144A) (Cat Bond)	2,496,250
500,000(a)	Integrity Re, Ltd., Series C, 5.323% (6 Month USD LIBOR + 400 bps), 6/10/20 (144A) (Cat Bond)	499,400
400,000(a)	International Bank for Reconstruction & Development, 6.972% (6 Month USD LIBOR + 590 bps), 12/20/19 (144A) (Cat Bond)	399,916
1,250,000(a)	International Bank for Reconstruction & Development, 8.388% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A) (Cat Bond)	1,249,813
3,000,000(a)	Kilimanjaro II Re, Ltd., 7.544% (6 Month USD LIBOR + 600 bps), 4/20/21 (144A) (Cat Bond)	2,911,200
1,700,000(a)	Kilimanjaro II Re, Ltd., 9.064% (6 Month USD LIBOR + 750 bps), 4/21/22 (144A) (Cat Bond)	1,615,170
2,350,000(a)	Kilimanjaro Re, Ltd., 5.144% (3 Month Treasury Bill + 375 bps), 11/25/19 (144A) (Cat Bond)	2,361,045
1,000,000(a)	Kilimanjaro Re, Ltd., 5.894% (3 Month Treasury Bill + 450 bps), 4/30/18 (144A) (Cat Bond)	979,400
3,300,000(a)	Kilimanjaro Re, Ltd., 6.144% (3 Month Treasury Bill + 475 bps), 4/30/18 (144A) (Cat Bond)	3,309,900
2,500,000(a)	Kilimanjaro Re, Ltd., Series 2015-1, Class E, 8.144% (3 Month Treasury Bill + 675 bps), 12/6/19 (144A) (Cat Bond)	2,503,250
2,000,000(a)	Kilimanjaro Re, Ltd., Series 2015-1, Class D, 10.644% (3 Month Treasury Bill + 925 bps), 12/6/19 (144A) (Cat Bond)	1,933,400
1,500,000+(d)(e)	Kingsbarns Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 5/1/18	1,061,473
1,800,000(a)	Kizuna Re II, Ltd., 3.638% (3 Month Treasury Bill + 225 bps), 4/6/18 (144A) (Cat Bond)	1,796,399
1,600,000+(d)(e)	Lahinch Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 5/10/22	1,598,109
850,000+(d)(e)	Limestone Re, Ltd., Series 2016-1, Class A Non Voting, Variable Rate Notes, 8/31/21	783,615
500,000+(d)(e)	Limestone Re, Ltd., Series 2016-1, Class A Voting, Variable Rate Notes, 8/31/21	460,950
4,000,000(a)	Long Point Re III, Ltd., 3.5% (ZERO + 350 bps), 5/23/18 (144A) (Cat Bond)	4,012,800
2,500,000+(d)(e)	Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/19	140,000
2,500,000+(d)(e)	Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/20	2,073,000
2,500,000+(d)(e)	Madison Re, Variable Rate Notes, 3/31/19	158,750
2,000,000+(d)(e)	Madison Re, Variable Rate Notes, 3/31/20	1,296,200
3,000,000+(d)(e)	Merion Re, Inc., Variable Rate Notes, 12/31/21	3,000,000
2,600,000(a)	MetroCat Re, Ltd., 5.083% (3 Month Treasury Bill + 370 bps), 5/8/20 (144A) (Cat Bond)	2,608,840
2,500,000(a)	Nakama Re, Ltd., 3.329% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A) (Cat Bond)	2,535,000
1,000,000(a)	Northshore Re II, Ltd., 8.633% (3 Month Treasury Bill + 725 bps), 7/6/20 (144A) (Cat Bond)	1,012,900
500,000+(d)(e)	Oakmont 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 4/1/18	447,350
2,500,000+(d)(e)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-1, Variable Rate Notes, 2/1/19	7,750
2,800,000+(d)(e)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-2, Variable Rate Notes, 7/1/19	29,120
2,500,000+(d)(e)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-1, Variable Rate Notes, 2/1/20	165,250
Principal
Amount
USD ($)		Value
	Reinsurance - (continued)
1,500,000+(d)(e)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-2, Variable Rate Notes, 11/30/20	$98,700
2,000,000+(d)(e)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2017-1, Variable Rate Notes, 2/1/21	1,647,200
1,500,000+(d)(e)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2017-3, Variable Rate Notes, 7/1/21	1,079,709
522,907+(d)(e)	Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2018-1, Variable Rate Notes, 12/31/21	522,907
3,500,000(a)	PennUnion Re, Ltd., 5.883% (3 Month Treasury Bill + 450 bps), 12/7/18 (144A) (Cat Bond)	3,510,150
3,000,000+(d)(e)	Pinehurst Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 1/16/18	2,999,061
800,000+(d)(e)	Portrush 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/15/18	733,845
1,500,000(a)	Queen Street X Re, Ltd., 7.133% (3 Month Treasury Bill + 575 bps), 6/8/18 (144A) (Cat Bond)	1,494,900
1,750,000(a)	Queen Street XI Re, DAC, 7.533% (3 Month Treasury Bill + 615 bps), 6/7/19 (144A) (Cat Bond)	1,755,600
750,000(a)	Residential Reinsurance 2014, Ltd., 4.943% (3 Month Treasury Bill + 356 bps), 6/6/18 (144A) (Cat Bond)	747,600
1,000,000(a)	Residential Reinsurance 2015, Ltd., 8.333% (3 Month Treasury Bill + 695 bps), 12/6/19 (144A) (Cat Bond)	1,014,300
2,000,000(a)	Residential Reinsurance 2016, Ltd., 5.313% (3 Month Treasury Bill + 393 bps), 12/6/20 (144A) (Cat Bond)	1,998,200
2,100,000(a)	Residential Reinsurance 2017, Ltd., 4.383% (3 Month Treasury Bill + 300 bps), 6/6/21 (144A) (Cat Bond)	2,073,120
2,900,000(a)	Residential Reinsurance 2017, Ltd., 6.883% (3 Month Treasury Bill + 550 bps), 12/6/21 (144A) (Cat Bond)	2,897,680
2,500,000+(d)(e)	Resilience Re, Ltd., Variable Rate Notes, 1/8/18	2,505,000
2,000,000+(d)(e)	Resilience Re, Ltd., Variable Rate Notes, 4/6/18	1,758,200
1,500,000+(d)(e)	Resilience Re, Ltd., Variable Rate Notes, 6/4/18	1,493,850
2,500,000+(d)(e)	Resilience Re, Ltd., Variable Rate Notes, 1/8/19 (144A)	2,500,000
1,500,000+(d)(e)	Resilience Re, Ltd., Variable Rate Notes, 1/8/19 (144A)	1,500,000
3,000,000(a)	Sanders Re, Ltd., 4.343% (3 Month Treasury Bill + 296 bps), 5/25/18 (144A) (Cat Bond)	2,997,900
2,018+(d)(e)	Sector Re V, Ltd. (Swiss Re), Series 6, Class A, Variable Rate Notes, 3/1/21 (144A)	108,857
500,000+(d)(e)	Sector Re V, Ltd. (Swiss Re), Series 6, Class D, Variable Rate Notes, 12/1/21 (144A)	495,500
1,250,000+(d)(e)	Sector Re V, Ltd. (Swiss Re), Series 7, Class G, Variable Rate Notes, 3/1/22 (144A)	1,101,625
500,000+(d)(e)	Sector Re V, Ltd., Variable Rate Notes, 12/1/22 (144A)	500,750
500,000+(d)(e)	Sector Re V, Ltd., Variable Rate Notes, 12/1/22 (144A)	500,750
2,500,000+(d)(e)	Shinnecock Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 7/1/18	2,150,000
1,000,000+(d)(e)	Silverton Re, Ltd., Variable Rate Notes, 9/17/18 (144A)	15,000
1,000,000+(d)(e)	Silverton Re, Ltd., Variable Rate Notes, 9/16/19 (144A)	850,000
2,500,000(a)	Skyline Re, Ltd., 3.883% (3 Month Treasury Bill + 250 bps), 1/6/20 (144A) (Cat Bond)	2,486,750
1,250,000+(d)(e)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/18	175,750
1,250,000+(d)(e)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/19	1,299,280
1,737,984+(d)(e)	St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/1/19	1,791,490
1,000,000+(d)(e)	Sunningdale 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 1/16/18	999,394
3,000,000(a)	Tailwind Re, Ltd., 8.633% (3 Month Treasury Bill + 725 bps), 1/8/22 (144A) (Cat Bond)	3,000,000
750,000+(d)(e)	Thopas Re, Ltd., Variable Rates Notes, 12/31/21	750,000
750,000(a)	Tradewynd Re, Ltd., 5.4% (ZERO + 540 bps), 1/8/18 (144A) (Cat Bond)	749,100
250,000(a)	Tramline Re II, Ltd., 9.633% (3 Month Treasury Bill + 825 bps), 1/4/19 (144A) (Cat Bond)	249,475
3,500,000(a)	Ursa Re, Ltd., 3.5% (ZERO + 350 bps), 5/27/20 (144A) (Cat Bond)	3,497,900
1,800,000(a)	Ursa Re, Ltd., 4.0% (ZERO + 400 bps), 12/10/19 (144A) (Cat Bond)	1,775,520
1,600,000(a)	Ursa Re, Ltd., 4.0% (ZERO + 400 bps), 12/10/20 (144A) (Cat Bond)	1,600,800
2,700,000+(d)(e)	Versutus, Ltd. (MMC Securities), Series 2016-A, Variable Rate Notes, 11/30/20	115,020
2,600,000+(d)(e)	Versutus, Ltd. (MMC Securities), Series 2017-A, Variable Rate Notes, 11/30/21	2,553,980
750,000+(d)(e)	Viribus Unitis Media Re, AG, Variable Rate Notes, 12/31/21	750,000
3,800,000(a)	Vitality Re V, Ltd., 3.133% (3 Month Treasury Bill + 175 bps), 1/7/19 (144A) (Cat Bond)	3,789,360
4,000,000(a)	Vitality Re VI, Ltd., 3.483% (3 Month Treasury Bill + 210 bps), 1/8/18 (144A) (Cat Bond)	3,996,000
2,000,000(a)	Vitality Re VII, Ltd., 3.533% (3 Month Treasury Bill + 215 bps), 1/7/20 (144A) (Cat Bond)	2,011,600
1,000,000(a)	Vitality Re VII, Ltd., 4.033% (3 Month Treasury Bill + 265 bps), 1/7/20 (144A) (Cat Bond)	1,012,300
		$188,043,597
	Total Insurance	$234,969,259
	MATERIALS - 0.1%
	Construction Materials - 0.0%†
2,477,000(a)	Martin Marietta Materials, Inc., 2.125% (3 Month USD LIBOR + 50 bps), 12/20/19	$2,481,035
	Diversified Chemicals - 0.1%
3,235,000(a)	EI du Pont de Nemours & Co., 1.907% (3 Month USD LIBOR + 53 bps), 5/1/20	$3,255,318
	Total Materials	$5,736,353
	MEDIA - 0.2%
	Broadcasting - 0.2%
10,225,000(a)	NBCUniversal Enterprise, Inc., 2.044% (3 Month USD LIBOR + 69 bps), 4/15/18 (144A)	$10,241,652
	Total Media	$10,241,652
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
	Biotechnology - 0.8%
13,253,000	AbbVie, Inc., 1.8%, 5/14/18	$13,246,515
3,265,000(a)	Amgen, Inc., 1.73% (3 Month USD LIBOR + 32 bps), 5/10/19	3,270,473
5,315,000(a)	Amgen, Inc., 1.863% (3 Month USD LIBOR + 45 bps), 5/11/20	5,335,485
3,484,000(a)	Amgen, Inc., 2.046% (3 Month USD LIBOR + 60 bps), 5/22/19	3,505,311
5,900,000(a)	Baxalta, Inc., 2.438% (3 Month USD LIBOR + 78 bps), 6/22/18	5,912,382
3,800,000(a)	Gilead Sciences, Inc., 1.845% (3 Month USD LIBOR + 22 bps), 3/20/19	3,802,847
	Total Pharmaceuticals, Biotechnology & Life Sciences	$35,073,013
Principal
Amount
USD ($)		Value
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
	Semiconductors - 0.2%
5,870,000	Altera Corp., 2.5%, 11/15/18	$5,904,075
3,335,000(a)	QUALCOMM, Inc., 1.796% (3 Month USD LIBOR + 36 bps), 5/20/19	3,339,558
	Total Semiconductors & Semiconductor Equipment	$9,243,633
	TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
	Computer Hardware Storage & Peripherals - 0.2%
4,110,000	Apple, Inc., 1.7%, 2/22/19	$4,100,340
2,650,000(a)	Apple, Inc., 2.274% (3 Month USD LIBOR + 82 bps), 2/22/19	2,673,447
	Total Technology Hardware & Equipment	$6,773,787
	TELECOMMUNICATION SERVICES - 0.2%
	Integrated Telecommunication Services - 0.2%
2,400,000(a)	AT&T, Inc., 2.206% (3 Month USD LIBOR + 67 bps), 3/11/19	$2,412,074
2,550,000(a)	AT&T, Inc., 2.372% (3 Month USD LIBOR + 91 bps), 11/27/18	2,565,228
2,990,000(a)	Deutsche Telekom International Finance BV, 1.933% (3 Month USD LIBOR + 58 bps), 1/17/20 (144A)	2,997,716
	Total Telecommunication Services	$7,975,018
	TRANSPORTATION - 0.2%
	Railroads - 0.2%
537,000	Burlington Northern Santa Fe LLC, 5.75%, 3/15/18	$541,034
3,479,000	Norfolk Southern Corp., 5.75%, 4/1/18	3,510,754
2,855,000	Union Pacific Corp., 5.7%, 8/15/18	2,918,365
	Total Transportation	$6,970,153
	UTILITIES - 1.3%
	Electric Utilities - 0.9%
3,232,000	Atlantic City Electric Co., 7.75%, 11/15/18	$3,385,449
1,631,000	Commonwealth Edison Co., 5.8%, 3/15/18	1,643,106
1,147,000	Duke Energy Corp., 2.1%, 6/15/18	1,147,318
4,967,000(a)	Duke Energy Progress LLC, 1.703% (3 Month USD LIBOR + 18 bps), 9/8/20	4,967,938
4,376,000	Eversource Energy, 1.45%, 5/1/18	4,369,078
3,795,000	NextEra Energy Capital Holdings, Inc., 1.649%, 9/1/18	3,784,031
2,335,000	Ohio Power Co., 6.05%, 5/1/18	2,364,582
6,145,000	PECO Energy Co., 5.35%, 3/1/18	6,180,461
9,201,000	PPL Capital Funding, Inc., 1.9%, 6/1/18	9,192,888
600,000	Southwestern Electric Power Co., 5.875%, 3/1/18	603,924
		$37,638,775
	Gas Utilities - 0.1%
3,754,000	Kinder Morgan Finance Co., LLC, 6.0%, 1/15/18 (144A)	$3,760,600
1,501,000	Panhandle Eastern Pipe Line Co. LP, 7.0%, 6/15/18	1,534,219
		$5,294,819
	Multi-Utilities - 0.3%
1,750,000	Dominion Energy, Inc., 1.6%, 8/15/19	$1,730,744
4,080,000	Dominion Energy, Inc., 1.875%, 1/15/19	4,067,763
5,643,000	Dominion Energy, Inc., 1.9%, 6/15/18	5,642,423
		$11,440,930
	Total Utilities	$54,374,524
	TOTAL CORPORATE BONDS
	(Cost $1,125,942,700)	$1,123,952,766
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.0% of Net Assets
20,861(a)	Fannie Mae, 2.92% (1 Year Constant Maturity Treasury Index + 217 bps), 2/1/34	$21,014
2,712(a)	Fannie Mae, 3.085% (1 Year Constant Maturity Treasury Index + 200 bps), 11/1/23	2,793
8,261(a)	Fannie Mae, 3.182% (1 Year Constant Maturity Treasury Index + 219 bps), 10/1/32	8,437
12,639(a)	Fannie Mae, 3.301% (1 Year Constant Maturity Treasury Index + 211 bps), 9/1/32	13,281
14,210(a)	Fannie Mae, 3.397% (12 Month USD LIBOR + 168 bps), 1/1/48	14,971
5,024(a)	Federal Home Loan Mortgage Corp., 3.112% (3 Year Constant Maturity Treasury Index + 212 bps), 6/1/35	5,006
2,776(a)	Federal Home Loan Mortgage Corp., 3.377% (1 Year Constant Maturity Treasury Index + 229 bps), 10/1/23	2,841
11,221(a)	Federal Home Loan Mortgage Corp., 3.75% (12 Month USD LIBOR + 200 bps), 11/1/33	11,662
5,318(a)	Government National Mortgage Association II, 2.375% (1 Year Constant Maturity Treasury Index + 150 bps), 1/20/22	5,424
28,890,000(a)	U.S. Treasury Notes, 1.51% (3 Month Treasury Yield + 6 bps), 7/31/19	28,907,810
47,285,000(a)	U.S. Treasury Notes, 1.52% (3 Month Treasury Yield + 7 bps), 4/30/19	47,325,193
46,790,000(a)	U.S. Treasury Notes, 1.59% (3 Month Treasury Yield + 14 bps), 1/31/19	46,864,827
45,510,000(a)	U.S. Treasury Notes, 1.62% (3 Month Treasury Yield + 17 bps), 10/31/18	45,579,687
45,595,000(a)	U.S. Treasury Notes, 1.624% (3 Month Treasury Yield + 17 bps), 7/31/18	45,645,451
45,075,000(a)	U.S. Treasury Notes, 1.64% (3 Month Treasury Yield + 19 bps), 4/30/18	45,108,324
45,275,000(a)	U.S. Treasury Notes, 1.722% (3 Month Treasury Yield + 27 bps), 1/31/18	45,285,761
		$304,802,482
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $304,688,604)	$304,802,482
Principal
Amount
USD ($)		Value
	MUNICIPAL BOND - 0.0%† of Net Assets (f)
	Municipal Student Loan - 0.0%
430,817(a)	Louisiana Public Facilities Authority, Student Loan Backed, Series A, 2.267% (3 Month USD LIBOR + 90 bps), 4/26/27	$432,393
	TOTAL MUNICIPAL BOND
	(Cost $432,553)	$432,393
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 4.7% of Net Assets*(a)
	AUTOMOBILES & COMPONENTS - 0.2%
	Auto Parts & Equipment - 0.1%
427,570	Allison Transmission, Inc., Term Loan B-3, 3.57% (LIBOR + 200 bps), 9/23/22	$431,282
1,137,675	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.713% (LIBOR + 225 bps), 4/6/24	1,141,657
932,849	BBB Industries US Holdings, Inc., First Lien Term B Loan, 6.069% (LIBOR + 450 bps), 11/3/21	945,093
646,473	TI Group Automotive Systems LLC, Initial US Term Loan, 4.319% (LIBOR + 275 bps), 6/30/22	651,120
1,019,059	Tower Automotive Holdings USA LLC, Initial Term Loan, 4.188% (LIBOR + 275 bps), 3/7/24	1,024,313
291,667	Visteon Corp., New Term Loan, 3.413% (LIBOR + 200 bps), 3/24/24	293,991
		$4,487,456
	Automobile Manufacturers - 0.1%
500,000	Belron Finance US LLC, Initial Term B Loan, 3.892% (LIBOR + 250 bps), 11/7/24	$505,469
1,669,364	FCA US LLC (fka Chrysler Group LLC) ,Tranche B Term Loan, 3.51% (LIBOR + 200 bps), 12/31/18	1,674,998
		$2,180,467
	Tires & Rubber - 0.0%†
266,667	Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.5% (LIBOR + 200 bps), 4/30/19	$267,831
	Total Automobiles & Components	$6,935,754
	CAPITAL GOODS - 0.4%
	Aerospace & Defense - 0.2%
693,000	Leidos Innovations Corp., Term Loan B, 3.625% (LIBOR + 200 bps), 8/16/23	$700,103
2,500,000	MacDonald, Dettwiler and Associates, Ltd., Initial Term B Loan, 4.1% (LIBOR + 275 bps), 10/4/24	2,516,210
995,611	Transdigm, Inc., New Tranche F Term Loan, 4.362% (LIBOR + 275 bps), 6/9/23	998,517
1,251,305	Transdigm, Inc., Tranche G Term Loan, 4.665% (LIBOR + 300 bps), 8/22/24	1,258,737
1,204,933	Vencore, Inc. (fka SI Organization, Inc.), First Lien Initial Term Loan, 6.443% (LIBOR + 475 bps), 11/23/19	1,221,689
		$6,695,256
	Building Products - 0.1%
948,113	Armstrong World Industries, Inc., Term Loan B, 4.37% (LIBOR + 275 bps), 3/31/23	$953,841
686,000	Beacon Roofing Supply, Inc., Initial Term Loan, 6.25% (PRIME + 175 bps), 10/1/22	688,878
700,000(g)	Beacon Roofing Supply, Inc., Term Loan B, 1/2/25	702,937
593,090	Quikrete Holdings, Inc., First Lien Initial Term Loan, 4.319% (LIBOR + 275 bps), 11/15/23	595,026
		$2,940,682
	Construction & Farm Machinery & Heavy Trucks - 0.0%†
183,630	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Tranche B Term Loan, 4.193% (LIBOR + 250 bps), 5/18/24	$184,816
300,322	Terex Corp., Incremental US Term Loan, 3.943% (LIBOR + 225 bps), 1/31/24	302,136
		$486,952
	Electrical Components & Equipment - 0.1%
1,181,549	Dell International LLC, Refinancing Term B Loan, 3.57% (LIBOR + 200 bps), 9/7/23	$1,182,233
471,438	Diebold Nixdorf, Inc. (fka Diebold, Inc.), New Dollar Term B Loan, 4.188% (LIBOR + 275 bps), 11/6/23	473,205
1,533,901	Southwire Co., LLC, Initial Term Loan, 3.932% (LIBOR + 250 bps), 2/10/21	1,543,010
658,437	WireCo WorldGroup, Inc., First Lien Initial Term Loan, 6.979% (LIBOR + 550 bps), 9/29/23	662,141
		$3,860,589
	Industrial Conglomerates - 0.0%†
221,985	AVSC Holding Corp., First Lien New Term Loan, 4.869% (LIBOR + 350 bps), 4/29/24	$221,984
448,464	Milacron LLC, Term B Loan, 4.319% (LIBOR + 275 bps), 9/28/23	449,305
		$671,289
	Industrial Machinery - 0.0%†
1,350,000	Circor International, Inc., Initial Term Loan, 4.932% (LIBOR + 350 bps), 12/11/24	$1,347,469
194,602	Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 4.443% (LIBOR + 275 bps), 7/30/24	195,393
250,521	NN, Inc., Tranche B Term Loan, 5.319% (LIBOR + 375 bps), 10/19/22	250,521
		$1,793,383
	Trading Companies & Distributors - 0.0%†
154,366	WESCO Distribution, Inc., Tranche B-1 Term Loan, 4.683% (PRIME + 200 bps), 12/12/19	$154,945
	Total Capital Goods	$16,603,096
	COMMERCIAL SERVICES & SUPPLIES - 0.2%
	Commercial Printing - 0.1%
2,000,000	Multi-Color Corp.,Term B Loan, 3.819% (LIBOR + 225 bps), 10/31/24	$2,015,000
	Diversified Support Services - 0.1%
2,000,000	Aristocrat Leisure, Ltd., New 2017 Term Loan, 3.357% (LIBOR + 200 bps), 10/19/24	$2,007,812
1,190,404	KAR Auction Services, Inc., Tranche B-5 Term Loan, 4.25% (LIBOR + 250 bps), 3/9/23	1,198,588
Principal
Amount
USD ($)		Value
	Diversified Support Services – (continued)
137,396	TMS International Corp. (aka Tube City IMS Corp.), Term B-1 Loan, 4.472% (LIBOR + 300 bps), 8/14/24	$138,084
		$3,344,484
	Environmental & Facilities Services - 0.0%†
497,500	Clean Harbors, Inc., Initial Term Loan, 3.569% (LIBOR + 200 bps), 6/30/24	$501,231
75,426	Wrangler Buyer Corp. (aka Waste Industries USA, Inc.), Initial Term Loan, 4.569% (LIBOR + 300 bps), 9/27/24	76,005
		$577,236
	Human Resource & Employment Services - 0.0%†
963,124	On Assignment, Inc., Tranche B-3 Term Loan, 3.569% (LIBOR + 200 bps), 6/3/22	$969,945
	Office Services & Supplies - 0.0%†
560,345	West Corp., Term B Loan, 5.35% (LIBOR + 400 bps), 10/10/24	$563,108
	Security & Alarm Services - 0.0%†
1,478,271	GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 4.973% (PRIME + 250 bps), 5/24/24	$1,487,972
	Total Commercial Services & Supplies	$8,957,745
	CONSUMER DURABLES & APPAREL - 0.1%
	Apparel, Accessories & Luxury Goods - 0.0%†
1,000,000	Hanesbrands, Inc., Term Loan B, 3.227% (LIBOR + 175 bps), 12/13/24	$1,004,575
	Home Furnishings - 0.0%†
567,901	Serta Simmons Bedding LLC, First Lien Initial Term Loan, 4.848% (LIBOR + 350 bps), 11/8/23	$522,468
	Housewares & Specialties - 0.1%
519,713	Prestige Brands, Inc., Term B-4 Loan, 4.319% (LIBOR + 275 bps), 1/26/24	$523,657
987,525	Reynolds Group Holdings, Inc., Incremental US Term Loan, 4.319% (LIBOR + 275 bps), 2/5/23	993,475
		$1,517,132
	Leisure Products - 0.0%†
748,125	Bass Pro Group LLC, Initial Term Loan, 6.569% (LIBOR + 500 bps), 9/25/24	$745,904
	Total Consumer Durables & Apparel	$3,790,079
	CONSUMER SERVICES - 0.3%
	Casinos & Gaming - 0.1%
746,250	CityCenter Holdings LLC, Term B Loan, 4.069% (LIBOR + 250 bps), 4/18/24	$750,564
219,670	Golden Nugget, Inc. (aka Landry’s Inc.), Initial B Term Loan, 4.77% (LIBOR + 325 bps), 10/4/23	221,573
1,531,412	Scientific Games International, Inc., Initial Term B-4 Loan, 4.704% (LIBOR + 325 bps), 8/14/24	1,546,726
		$2,518,863
	Education Services - 0.0%†
1,916,041	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 3.569% (LIBOR + 200 bps), 11/7/23	$1,927,298
	Hotels, Resorts & Cruise Lines - 0.1%
371,250	Four Seasons Holdings Inc., 2013 First Lien Term Loan, 4.069% (LIBOR + 250 bps), 11/30/23	$373,880
1,277,257	Hilton Worldwide Finance LLC, Series B-2 Term Loan, 3.552% (LIBOR + 200 bps), 10/25/23	1,285,094
2,000,000	NCL Corp., Ltd. (aka Norwegian Cruise Lines), Term B Loan, 3.182% (LIBOR + 175 bps), 10/10/21	2,013,124
273,226	Sabre GLBL, Inc. (fka Sabre, Inc.), 2017 B-1 Incremental Term Loan, 3.819% (LIBOR + 225 bps), 2/22/24	274,869
		$3,946,967
	Leisure Facilities - 0.1%
882,000	Cedar Fair LP, US Term B Loan, 3.819% (LIBOR + 225 bps), 4/13/24	$890,452
364,438	Fitness International LLC, Term B Loan, 5.193% (LIBOR + 350 bps), 7/1/20	369,752
986,278	Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.571% (LIBOR + 200 bps), 6/30/22	994,446
		$2,254,650
	Restaurants - 0.0%†
1,431,929	KFC Holding Co., Term B Loan, 3.491% (LIBOR + 200 bps), 6/16/23	$1,442,072
	Specialized Consumer Services - 0.0%†
472,470	Allied Universal Holdco LLC (fka USAGM Holdco LLC), First Lien Initial Term Loan, 5.443% (LIBOR + 375 bps), 7/28/22	$468,572
594,000	Creative Artists Agency LLC, Refinancing Term Loan, 4.977% (LIBOR + 350 bps), 2/15/24	597,960
519,766	Prime Security Services Borrower LLC, First Lien 2016-2 Refinancing Term B-1 Loan, 4.319% (LIBOR + 275 bps), 5/2/22	524,083
		$1,590,615
	Total Consumer Services	$13,680,465
	DIVERSIFIED FINANCIALS - 0.3%
	Air Freight & Logistics - 0.0%†
192,000	Syncreon Global Finance, Inc., Term Loan, 5.63% (LIBOR + 425 bps), 10/28/20	$168,840
	Asset Management & Custody Banks - 0.0%†
425,000	FinCo I LLC (aka Fortress Investment Group), Initial Term Loan, 4.319% (LIBOR + 275 bps), 12/27/22	$430,578
	Diversified Capital Markets - 0.1%
995,000	Avolon TLB Borrower 1 (US) LLC, Initial Term B-2 Loan, 3.751% (LIBOR + 225 bps), 3/21/22	$988,911
1,594,274	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 3.552% (LIBOR + 200 bps), 3/18/24	1,602,907
		$2,591,818
Principal
Amount
USD ($)		Value
	Other Diversified Financial Services - 0.1%
1,292,032	Delos Finance S.a.r.l., New Term Loan, 3.693% (LIBOR + 200 bps), 10/6/23	$1,304,030
1,837,515	Fly Funding II S.a.r.l., Term Loan, 3.4% (LIBOR + 200 bps), 2/9/23	1,841,343
477,500	Livingston International, Inc., First Lien Initial Term B-1 Loan, 5.943% (LIBOR + 425 bps), 4/18/19	465,562
		$3,610,935
	Specialized Finance - 0.1%
1,449,437	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 3.868% (LIBOR + 225 bps), 2/16/24	$1,451,022
1,450,000(g)	CTC AcquiCo GmbH, Term Loan, 11/29/24	1,453,625
897,750	FleetCor Technologies Operating Co., LLC,Term B-3 Loan, 3.569% (LIBOR + 200 bps), 8/2/24	902,239
825,173	SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3.82% (LIBOR + 225 bps), 3/24/21	829,042
2,200,000(g)	VICI Properties 1 LLC, Term B Loan, 12/20/24	2,203,896
		$6,839,824
	Total Diversified Financials	$13,641,995
	ENERGY - 0.0%†
	Oil & Gas Storage & Transportation - 0.0%†
854,205	Energy Transfer Equity LP, Refinanced Term Loan, 3.501% (LIBOR + 200 bps), 2/2/24	$852,203
895,068	Gulf Finance LLC, Tranche B Term Loan, 6.95% (LIBOR + 525 bps), 8/25/23	807,799
	Total Energy	$1,660,002
	FOOD & STAPLES RETAILING - 0.0%†
	Food Retail - 0.0%†
493,778	Albertson's LLC, 2017-1 Term B-5 Loan, 4.675% (LIBOR + 300 bps), 12/21/22	$484,705
1,041,840	Albertson's LLC, 2017-1 Term B-6 Loan, 4.462% (LIBOR + 300 bps), 6/22/23	1,022,175
	Total Food & Staples Retailing	$1,506,880
	FOOD, BEVERAGE & TOBACCO - 0.2%
	Agricultural Products - 0.0%†
1,344,623	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 3.589% (LIBOR + 200 bps), 12/18/24	$1,363,111
	Packaged Foods & Meats - 0.2%
533,425	B&G Foods, Inc., Tranche B-3 Term Loan, 3.569% (LIBOR + 200 bps), 11/2/22	$537,759
2,382,000	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 4.1% (LIBOR + 250 bps), 10/30/22	2,342,101
2,137,245	Pinnacle Foods Finance LLC, Initial Term Loan, 3.372% (LIBOR + 200 bps), 2/2/24	2,152,473
2,481,250	Post Holdings, Inc., Series A, Incremental Term Loan, 3.82% (LIBOR + 225 bps), 5/24/24	2,492,622
		$7,524,955
	Soft Drinks - 0.0%†
500,000(g)	Refresco Group NV, Term Loan B, 12/13/24	$500,300
	Total Food, Beverage & Tobacco	$9,388,366
	HEALTH CARE EQUIPMENT & SERVICES - 0.4%
	Health Care Equipment - 0.0%†
618,750	Cidron Healthcare, Ltd. (aka ConvaTec, Inc.), Term B Loan, 3.943% (LIBOR + 225 bps), 10/25/23	$622,231
	Health Care Facilities - 0.1%
500,000(g)	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, 2/16/23	$503,334
298,485	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 4.847% (LIBOR + 350 bps), 5/10/23	301,470
14,990	CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 4.229% (LIBOR + 275 bps), 12/31/19	14,551
27,765	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 4.479% (LIBOR + 300 bps), 1/27/21	26,521
1,937,327	HCA, Inc., Tranche B-9 Term Loan, 3.569% (LIBOR + 200 bps), 3/17/23	1,948,831
1,072,239	Kindred Healthcare, Inc., New Term Loan, 4.875% (LIBOR + 350 bps), 4/9/21	1,079,610
1,486,403	Select Medical Corp., Tranche B Term Loan, 4.851% (PRIME + 250 bps), 3/1/21	1,504,519
410,515	Vizient, Inc., Term B-3 Loan, 5.069% (LIBOR + 350 bps), 2/13/23	412,610
		$5,791,446
	Health Care Services - 0.1%
459,573	DaVita, Inc. (fka DaVita HealthCare Partners, Inc.), Tranche B Term Loan, 4.319% (LIBOR + 275 bps), 6/24/21	$463,651
1,735,221	Envision Healthcare Corp. (fka Emergency Medical Services Corp.), Initial Term Loan, 4.57% (LIBOR + 300 bps), 12/1/23	1,741,728
889,688	Jaguar Holding Co. I LLC (fka Jaguar Holding Co. I), 2017 Term Loan, 4.384% (LIBOR + 275 bps), 8/18/22	892,413
486,111	National Mentor Holdings, Inc., Tranche B Term Loan, 4.693% (LIBOR + 300 bps), 1/31/21	490,162
		$3,587,954
	Health Care Supplies - 0.1%
1,139,275	Kinetic Concepts, Inc., Dollar Term Loan, 4.943% (LIBOR + 325 bps), 2/2/24	$1,135,999
1,476,356	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 4.569% (LIBOR + 300 bps), 5/15/22	1,478,509
		$2,614,508
	Health Care Technology - 0.1%
1,379,682	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.319% (LIBOR + 275 bps), 3/1/24	$1,383,454
1,995,000	Quintiles IMS, Inc., Incremental Term B-2 Dollar Loan, 3.693% (LIBOR + 200 bps), 1/17/25	2,005,911
		$3,389,365
Principal
Amount
USD ($)		Value
	Managed Health Care - 0.0%†
738,750	Prospect Medical Holdings, Inc., Term Loan, 7.5% (LIBOR + 600 bps), 6/30/22	$751,216
	Total Health Care Equipment & Services	$16,756,720
	HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
	Household Products - 0.1%
997,500	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.069% (LIBOR + 350 bps), 9/26/24	$970,069
1,536,675	Spectrum Brands, Inc., 2017 Refinanced USD Term Loan, 3.49% (LIBOR + 200 bps), 6/23/22	1,546,978
		$2,517,047
	Personal Products - 0.0%†
298,500	Twist Beauty International Holdings SA, Facility B, 5.407% (LIBOR + 375 bps), 4/22/24	$301,112
	Total Household & Personal Products	$2,818,159
	INSURANCE - 0.1%
	Insurance Brokers - 0.0%†
250,000(g)	NFP Corp., Term B Loan, 1/8/24	$251,797
	Life & Health Insurance - 0.0%†
735,214	Integro Parent, Inc., First Lien Initial Term Loan, 7.155% (LIBOR + 575 bps), 10/31/22	$733,375
	Multi-line Insurance - 0.0%†
70,676	Alliant Holdings I LLC, Initial Term Loan, 4.802% (LIBOR + 325 bps), 8/12/22	$71,126
	Property & Casualty Insurance - 0.1%
992,513	Acrisure LLC, 2017-2 First Lien Refinancing Term Loan, 5.647% (LIBOR + 425 bps), 11/22/23	$1,004,919
572,052	Confie Seguros Holding II Co., Term B Loan, 6.729% (LIBOR + 525 bps), 4/19/22	570,121
349,125	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 4.693% (LIBOR + 300 bps), 5/16/24	349,416
		$1,924,456
	Total Insurance	$2,980,754
	MATERIALS - 0.2%
	Construction Materials - 0.0%†
300,000	HD Supply Waterworks, Ltd., Initial Term Loan, 4.455% (LIBOR + 300 bps), 8/1/24	$302,250
348,252	Unifrax I LLC, Initial Dollar Term Loan, 5.193% (LIBOR + 375 bps), 4/4/24	351,517
		$653,767
	Diversified Chemicals - 0.1%
315,021	Chemours Co., Tranche B-1 US Dollar Term Loan, 4.07% (LIBOR + 250 bps), 5/12/22	$318,039
916,716	Tata Chemicals North America, Term Loan, 4.5% (LIBOR + 275 bps), 8/7/20	920,727
385,465	Tronox, Ltd., First Lien Blocked Dollar Term Loan, 4.693% (LIBOR + 300 bps), 9/23/24	388,287
889,535	Tronox, Ltd., First Lien Initial Dollar Term Loan, 4.693% (LIBOR + 300 bps), 9/23/24	896,047
		$2,523,100
	Diversified Metals & Mining - 0.0%†
493,750	Global Brass and Copper, Inc., Initial Term Loan, 4.875% (LIBOR + 325 bps), 7/18/23	$498,688
250,000(g)	Oxbow Carbon LLC, First Lien Tranche B Term Loan, 1/4/23	252,031
		$750,719
	Specialty Chemicals - 0.1%
780,930	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-2 Dollar Loan, 3.693% (LIBOR + 200 bps), 6/1/24	$785,101
245,002	Polyone Corp., Term B-3 Loan, 3.491% (LIBOR + 200 bps), 11/11/22	246,992
404,996	PQ Corp., Second Amendment Tranche B-1 Term Loan, 4.63% (LIBOR + 325 bps), 11/4/22	408,855
473,757	WR Grace & Co-Conn, US Term Loan, 3.385% (LIBOR + 200 bps), 2/3/21	476,536
		$1,917,484
	Steel - 0.0%†
492,525	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.073% (LIBOR + 275 bps), 6/14/21	$496,096
	Total Materials	$6,341,166
	MEDIA - 0.7%
	Advertising - 0.0%†
1,496,250	Red Ventures LLC (New Imagitas, Inc.), First Lien Term Loan, 5.569% (LIBOR + 400 bps), 11/8/24	$1,497,933
	Broadcasting - 0.3%
234,906	CBS Radio, Inc., Additional Term B-1 Loan, 4.172% (LIBOR + 275 bps), 11/18/24	$235,860
652,969	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 3.741% (LIBOR + 225 bps), 7/17/25	651,173
648,375	E.W. Scripps Co., 2017 Term Loan, 3.819% (LIBOR + 225 bps), 10/2/24	652,022
992,344	Gray Television, Inc., Term B-2 Loan, 3.611% (LIBOR + 225 bps), 2/7/24	999,609
495,013	Nielsen Finance LLC (VNU, Inc.), Class B-4 Term Loan, 3.432% (LIBOR + 200 bps), 10/4/23	497,900
482,368	Quebecor Media, Inc., Facility B-1 Tranche, 3.663% (LIBOR + 225 bps), 8/17/20	483,724
1,995,000	Raycom TV Broadcasting LLC, Tranche B Term Loan, 4.319% (LIBOR + 275 bps), 8/23/24	2,014,950
3,000,000(g)	Sinclair Television Group, Inc., Term Loan B, 12/12/24	3,000,918
2,269,902	Sinclair Television Group, Inc., Tranche B Term Loan, 3.82% (LIBOR + 225 bps), 1/3/24	2,273,296
87,222	Tribune Media Co., Term B Loan, 4.569% (LIBOR + 300 bps), 12/27/20	87,512
1,087,108	Tribune Media Co., Term C Loan, 4.569% (LIBOR + 300 bps), 1/26/24	1,090,732
642,310	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan, 4.319% (LIBOR + 275 bps), 3/15/24	641,146
		$12,628,842
Principal
Amount
USD ($)		Value
	Cable & Satellite - 0.2%
2,253,688(g)	Charter Communications Operating LLC (aka CCO Safari LLC), Term Loan B, 4/30/25	$2,257,914
380,849	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 4.212% (LIBOR + 275 bps), 6/30/19	382,515
246,161	MCC Iowa LLC, Tranche M Term Loan, 3.49% (LIBOR + 200 bps), 1/15/25	247,161
1,351,289	Mediacom Illinois LLC (fka Mediacom Communications LLC), Tranche K Term Loan, 3.74% (LIBOR + 225 bps), 2/15/24	1,357,201
1,000,000	Unitymedia Hessen GmbH & Co. KG, Facility B, 3.727% (LIBOR + 225 bps), 9/30/25	1,002,054
797,000	UPC Financing Partnership, Facility AR, 3.977% (LIBOR + 250 bps), 1/15/26	797,573
2,450,000	Ziggo Secured Finance Partnership, Term Loan E Facility, 3.977% (LIBOR + 250 bps), 4/15/25	2,465,619
		$8,510,037
	Movies & Entertainment - 0.2%
496,250	AMC Entertainment Holdings, Inc., 2016 Incremental Term Loan, 3.727% (LIBOR + 225 bps), 12/15/23	$497,491
1,417,579	AMC Entertainment Holdings, Inc., Initial Term Loan, 3.727% (LIBOR + 225 bps), 12/15/22	1,425,299
367,925	Kasima LLC, Term Loan, 4.167% (LIBOR + 250 bps), 5/17/21	371,910
1,249,235	Live Nation Entertainment, Inc., Term B-3 Loan, 3.875% (LIBOR + 225 bps), 10/31/23	1,257,238
396,008	NVA Holdings, Inc., First Lien Term B-2 Loan, 5.193% (LIBOR + 350 bps), 8/14/21	399,638
990,118	Rovi Solutions Corp. / Rovi Guides, Inc., Term B Loan, 4.07% (LIBOR + 250 bps), 7/2/21	997,544
572,948	Seminole Hard Rock Entertainment, Inc., Term Loan, 4.443% (LIBOR + 275 bps), 5/14/20	577,245
653,145	WMG Acquisition Corp., Tranche E Term Loan, 3.642% (LIBOR + 225 bps), 11/1/23	654,687
		$6,181,052
	Publishing - 0.0%†
465,927	DH Publishing LP, Term B-6 Loan, 3.741% (LIBOR + 225 bps), 8/20/23	$467,325
1,154,788	Quincy Newspapers, Inc., Term Loan B, 4.827% (LIBOR + 325 bps), 11/2/22	1,162,005
		$1,629,330
	Total Media	$30,447,194
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
	Biotechnology - 0.1%
1,091,057	Alkermes, Inc., 2021 Term Loan, 4.28% (LIBOR + 275 bps), 9/25/21	$1,099,240
968,750	INC Research Holdings, Inc., Initial Term B Loan, 3.819% (LIBOR + 225 bps), 8/1/24	971,535
		$2,070,775
	Pharmaceuticals - 0.1%
493	Concordia Healthcare Corp., Initial Dollar Term Loan, 5.819% (LIBOR + 425 bps), 10/21/21	$409
1,069,625	Endo Luxembourg Finance Co. I S.a.r.l., Initial Term Loan, 5.875% (LIBOR + 425 bps), 4/29/24	1,077,742
521,063	Grifols Worldwide Operations, Ltd., Tranche B Term Loan, 3.739% (LIBOR + 225 bps), 1/31/25	522,881
725,000	Horizon Pharma, Inc., Third Amendment Refinanced Term Loan, 4.75% (LIBOR + 325 bps), 3/29/24	737,385
885,135	Mallinckrodt International Finance SA, 2017 Term B Loan, 4.443% (LIBOR + 275 bps), 9/24/24	885,381
2,271,784	RPI Finance Trust, Initial Term Loan B-6, 3.693% (LIBOR + 200 bps), 3/27/23	2,283,550
719,316	Valeant Pharmaceuticals International, Inc., Series F-4 Tranche B Term Loan, 4.94% (LIBOR + 350 bps), 4/1/22	730,390
		$6,237,738
	Total Pharmaceuticals, Biotechnology & Life Sciences	$8,308,513
	REAL ESTATE - 0.1%
	Diversified REIT - 0.0%†
948,750	iStar, Inc. (fka iStar Financial, Inc.), Term Loan, 4.452% (LIBOR + 300 bps), 10/1/21	$957,028
	Hotel & Resort REIT - 0.0%†
1,115,138	MGM Growth Properties Operating Partnership LP, Term B Loan, 3.819% (LIBOR + 225 bps), 4/25/23	$1,120,913
	Real Estate Development - 0.0%†
1,000,000	Hanjin International Corp. (aka Wilshire Grand Center), Initial Term Loan, 3.854% (LIBOR + 250 bps), 10/19/20	$1,004,375
	Retail REIT - 0.1%
1,663,557	DTZ US Borrower LLC, First Lien 2015-1 Additional Term Loan, 4.708% (LIBOR + 325 bps), 11/4/21	$1,644,100
	Specialized REIT - 0.0%†
886,313	Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 4.569% (LIBOR + 300 bps), 10/24/22	$856,285
	Total Real Estate	$5,582,701
	RETAILING - 0.2%
	Automotive Retail - 0.1%
1,296,778	Avis Budget Car Rental LLC, Tranche B Term Loan, 3.7% (LIBOR + 200 bps), 3/15/22	$1,298,534
198,178	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 3.943% (LIBOR + 225 bps), 11/2/23	199,491
1,051,449	CWGS Group LLC, Term Loan, 4.393% (LIBOR + 300 bps), 11/8/23	1,059,662
		$2,557,687
	Home Improvement Retail - 0.0%†
1,172,960	Apex Tool Group LLC, Term Loan, 4.819% (LIBOR + 325 bps), 1/31/20	$1,171,860
	Internet & Direct Marketing Retail - 0.0%†
2,250,000	Shutterfly, Inc., Initial Term B Loan, 4.01% (LIBOR + 250 bps), 8/19/24	$2,249,062
	Specialty Stores - 0.1%
954,232	Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan, 4.288% (LIBOR + 275 bps), 1/30/23	$955,823
Principal
Amount
USD ($)		Value
	Specialty Stores – (continued)
3,500,000	Staples, Inc., Closing Date Term Loan, 5.488% (LIBOR + 400 bps), 9/12/24	$3,431,313
		$4,387,136
	Total Retailing	$10,365,745
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
	Semiconductor Equipment - 0.1%
441,380	Micron Technology, Inc., Term Loan, 3.39% (LIBOR + 200 bps), 4/26/22	$445,935
1,968,692	Sensata Technologies BV, Sixth Amendment Term Loan, 3.21% (LIBOR + 175 bps), 10/14/21	1,978,718
		$2,424,653
	Semiconductors - 0.0%†
669,377	MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 3.802% (LIBOR + 225 bps), 5/17/24	$669,237
52,007	Microsemi Corp., Term B Loan, 3.383% (LIBOR + 200 bps), 1/15/23	52,277
429,779	ON Semiconductor Corp., 2017 New Replacement Term B-2 Loan, 3.569% (LIBOR + 200 bps), 3/31/23	432,263
		$1,153,777
	Total Semiconductors & Semiconductor Equipment	$3,578,430
	SOFTWARE & SERVICES - 0.2%
	Application Software - 0.0%†
493,750	DTI Holdco, Inc., Initial Term Loan, 6.63% (LIBOR + 525 bps), 10/2/23	$491,692
306,438	Verint Systems Inc., Initial Term Loan, 3.627% (LIBOR + 225 bps), 6/28/24	307,779
		$799,471
	Data Processing & Outsourced Services - 0.0%†
1,200,000	First Data Corp., 2022D New Dollar Term Loan, 3.802% (LIBOR + 225 bps), 7/8/22	$1,202,083
492,500	WEX, Inc., Term B-2 Loan, 4.319% (LIBOR + 275 bps), 6/30/23	495,622
		$1,697,705
	Internet Software & Services - 0.1%
2,283,525	Rackspace Hosting, Inc., First Lien Term B Loan, 4.385% (LIBOR + 300 bps), 11/3/23	$2,286,062
438,290(g)	Vantiv LLC (fka Fifth Third Processing Solutions LLC), 2017 Incremental Term B-1 Loan, 3/31/25	440,618
990,000	Vantiv LLC (fka Fifth Third Processing Solutions LLC), New Term B-3 Loan, 3.477% (LIBOR + 200 bps), 10/14/23	996,806
1,561,710	Vantiv LLC (fka Fifth Third Processing Solutions LLC), New Term B-4 Loan, 3.477% (LIBOR + 200 bps), 8/9/24	1,572,340
		$5,295,826
	IT Consulting & Other Services - 0.1%
1,124,039	CDW LLC (aka AP Exhaust Acquisition LLC) (fka CDW Corp.), Term Loan, 3.7% (LIBOR + 200 bps), 8/17/23	$1,133,383
700,000(g)	Tempo Acquisition LLC, Initial Term Loan, 5/1/24	698,688
		$1,832,071
	Systems Software - 0.0%†
201,799	MA FinanceCo., LLC (aka Micro Focus International Plc), Tranche B-2 Term Loan, 4.069% (LIBOR + 250 bps), 11/19/21	$202,073
	Total Software & Services	$9,827,146
	TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
	Communications Equipment - 0.1%
1,000,000	Avaya, Inc., Initial Term Loan, 6.227% (LIBOR + 475 bps), 12/15/24	$985,208
1,207,605	Ciena Corp., Refinancing Term Loan, 4.001% (LIBOR + 250 bps), 1/28/22	1,213,643
1,418,000	Commscope, Inc., Tranche 5 Term Loan, 3.383% (LIBOR + 200 bps), 12/29/22	1,426,835
		$3,625,686
	Electronic Equipment Manufacturers - 0.0%†
556,828	Zebra Technologies Corp., Tranche B Term Loan, 3.371% (LIBOR + 200 bps), 10/27/21	$560,180
	Electronic Manufacturing Services - 0.0%†
498,750	TTM Technologies, Inc., Term Loan B, 4.069% (LIBOR + 250 bps), 9/28/24	$500,465
	Total Technology Hardware & Equipment	$4,686,331
	TELECOMMUNICATION SERVICES - 0.3%
	Integrated Telecommunication Services - 0.2%
3,000,000	CenturyLink, Inc., Initial Term B Loan, 4.319% (PRIME + 175 bps), 1/31/25	$2,899,821
731,019	Cincinnati Bell, Inc., Tranche B Term Loan, 5.111% (LIBOR + 375 bps), 10/2/24	740,288
641,396	GCI Holdings, Inc., New Term B Loan, 3.819% (LIBOR + 225 bps), 2/2/22	644,202
1,000,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 3.696% (LIBOR + 225 bps), 2/22/24	1,001,250
2,000,000(g)	SFR Group SA, USD Term Loan B-12, 1/31/26	1,934,166
687,485	Windstream Services LLC (fka Windstream Corp.), Term Loan Tranche B-7, 4.75% (LIBOR + 325 bps), 2/17/24	624,605
		$7,844,332
	Wireless Telecommunication Services - 0.1%
1,000,000	Altice Financing SA, October 2017 USD Term Loan, 4.112% (LIBOR + 275 bps), 1/31/26	$980,938
1,089,690	Altice US Finance I Corp., March 2017 Refinancing Term Loan, 3.819% (LIBOR + 225 bps), 7/28/25	1,087,510
250,000(g)	Intelsat Jackson Holdings SA, Tranche B-4 Term Loan, 1/2/24	253,750
1,985,000	Sprint Communications, Inc., Initial Term Loan, 4.125% (LIBOR + 250 bps), 2/2/24	1,986,447
Principal
Amount
USD ($)		Value
	Wireless Telecommunication Services – (continued)
1,484,673	Virgin Media Bristol LLC, Facility K, 3.977% (LIBOR + 250 bps), 1/15/26	$1,486,529
		$5,795,174
	Total Telecommunication Services	$13,639,506
	TRANSPORTATION - 0.1%
	Airlines - 0.1%
485,000	American Airlines, Inc., 2017 Replacement Term Loan, 3.432% (LIBOR + 200 bps), 10/10/21	$485,493
2,449,004	American Airlines, Inc., 2017 Replacement Term Loan, 3.552% (LIBOR + 200 bps), 6/27/20	2,456,657
712,500	Delta Air Lines, Inc., 2014 Term B-1 Loan, 3.991% (LIBOR + 250 bps), 10/18/18	717,398
294,000	Delta Air Lines, Inc., Term Loan, 4.069% (LIBOR + 250 bps), 8/24/22	297,903
238,820	United Airlines, Inc., Class B Term Loan, 3.38% (LIBOR + 200 bps), 4/1/24	239,716
	Total Transportation	$4,197,167
	UTILITIES - 0.2%
	Electric Utilities - 0.1%
1,813,825	APLP Holdings, Ltd., Partnership, Term Loan, 5.069% (LIBOR + 350 bps), 4/13/23	$1,832,246
775,000	Calpine Construction Finance Co. LP, Term B Loan, 4.069% (LIBOR + 250 bps), 1/15/25	775,484
495,000	Dayton Power & Light Co., Term Loan, 4.82% (LIBOR + 325 bps), 8/24/22	497,630
		$3,105,360
	Independent Power Producers & Energy Traders - 0.1%
539,000	Calpine Corp., Term Loan, 4.2% (LIBOR + 250 bps), 1/15/23	$539,674
211,444	Calpine Corp., Term Loan, 4.2% (LIBOR + 250 bps), 1/15/24	211,328
181,514	Dynegy, Inc., Tranche C-2 Term Loan, 4.251% (LIBOR + 275 bps), 2/7/24	182,611
1,626,963	NRG Energy, Inc., Term Loan, 3.943% (LIBOR + 225 bps), 6/30/23	1,629,740
801,062	TerraForm AP Acquisition Holdings LLC, Term Loan, 5.943% (LIBOR + 425 bps), 6/27/22	811,075
500,000	TerraForm Power Operating LLC, Term Loan, 4.147% (LIBOR + 275 bps), 11/8/22	506,250
		$3,880,678
	Total Utilities	$6,986,038
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $201,780,590)	$202,679,952
	TEMPORARY CASH INVESTMENTS – 4.9% of Net Assets
	CERTIFICATES OF DEPOSIT - 0.6%
2,600,000(a)	Bank of Montreal, 2.3% (3 Month USD LIBOR + 70 bps), 3/16/18	$2,600,868
1,800,000(a)	Bank of Nova Scotia, 1.657% (3 Month USD LIBOR + 30 bps), 4/12/19	1,800,676
3,500,000(a)	Bank of Nova Scotia, 1.734% (3 Month USD LIBOR + 38 bps), 7/18/18	3,504,448
2,897,000(a)	Cooperatieve Rabobank UA, 1.692% (1 Month USD LIBOR + 30 bps), 3/6/18	2,898,399
1,492,000(a)	Credit Suisse AG, 2.823% (3 Month USD LIBOR + 130 bps), 3/8/18	1,493,174
4,920,000	Intesa Sanpaolo S.p.A., 1.8%, 1/8/18	4,920,182
3,415,000(a)	Mizuho Bank, Ltd., 2.175% (3 Month USD LIBOR + 50 bps), 9/24/18	3,418,417
1,500,000(a)	Nordea Bank AB, 1.821% (3 Month USD LIBOR + 38 bps), 2/21/19	1,500,667
3,210,000(a)	Toronto-Dominion Bank, 1.663% (1 Month USD LIBOR + 26 bps), 5/7/18	3,211,422
4,000,000	Toronto-Dominion Bank, 1.75%, 10/26/18	3,993,572
		$29,341,825
	COMMERCIAL PAPERS - 2.1%
4,175,000	American Electric Power Co., Inc., 1.752%, 1/10/18	$4,172,636
4,440,000	AutoZone, Inc., 1.901%, 1/10/18	4,437,486
4,280,000	Comcast Corp., 1.851%, 1/3/18	4,279,006
1,350,000	Electricite De France SA, 1.49%, 1/5/18	1,349,559
2,500,000	Electricite De France SA, 1.504%, 1/9/18	2,498,705
21,675,000	Federation des Caisses Desjardins du Quebec, 1.35%, 1/3/18	21,670,580
4,150,000	Oneok, Inc., 2.102%, 1/2/18	4,149,121
4,373,000	Oneok, Inc., 2.152%, 1/5/18	4,371,376
3,725,000	Oneok, Inc., 2.252%, 1/9/18	3,722,821
17,324,000	Prudential Funding LLC, 1.37%, 1/2/18	17,321,197
18,730,000	Southern California Edison Co., 1.7%, 1/2/18	18,726,408
4,100,000	Time Warner, Inc., 1.96%, 3/20/18	4,083,413
		$90,782,308
	REPURCHASE AGREEMENTS - 2.2%
13,065,000	$13,065,000 Merrill Lynch, Pierce, Fenner & Smith Inc., 1.39%, dated 12/29/17, plus accrued interest on 1/2/18 collateralized by the following:	$13,065,000
	$13,326,332 U.S. Treasury Notes, 2.0%, 2/15/22.
6,025,000	$6,025,000 RBC Capital Markets LLC, 1.39%, dated 12/29/17, plus accrued interest on 1/2/18 collateralized by the following:	6,025,000
	$6,145,501 Federal National Mortgage Association, 4.0%, 8/1/47.
32,510,000	$32,510,000 ScotiaBank, 1.37%, dated 12/29/17, plus accrued interest on 1/2/18 collateralized by the following:	32,510,000
	$5,193,984 Freddie Mac Giant, 3.0% - 5.0%, 10/1/40 - 1/1/47
	$16,688,888 Federal National Mortgage Association, 3.02% - 5.0%, 9/1/24 - 11/1/47
	$11,282,377 Government National Mortgage Association, 3.50% - 4.0%, 1/20/47 - 11/20/47.
21,675,000	$21,675,000 TD Securities USA LLC, 1.39%, dated 12/29/17, plus accrued interest on 1/2/18 collateralized by the following:	21,675,000
	$40,922 U.S. Treasury Notes, 2.125%, 2/29/24
	$22,067,663 U.S. Treasury Strip, 0.625%, 1/15/24.
Principal
Amount
USD ($)		Value
	REPURCHASE AGREEMENTS - (continued)
21,675,000	$21,675,000 TD Securities USA LLC, 1.41%, dated 12/29/17, plus accrued interest on 1/2/18 collateralized by the following:
	$40,922 U.S. Treasury Notes, 2.125%, 2/29/24
	$22,067,663 U.S. Treasury Strip, 0.625%, 1/15/24.	$21,675,000
		$94,950,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $215,106,298)	$215,074,133
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.9%
	(Cost $4,304,629,400)	$4,305,702,353
	OTHER ASSETS AND LIABILITIES - 1.1%	$46,233,761
	NET ASSETS - 100.0%	$4,351,936,114

BPS	Basis Point.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
Strips	Separate trading of registered interest and principal of securities.
LIBOR	London Interbank Offered Rate.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2017, the value of these securities amounted to $1,961,370,217, or 45.1% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At December 31, 2017, the value of these securities amounted to $124,820,413, or 2.9% of net assets.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2017.

+	Securities that used significant unobservable inputs to determine their value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2017.
(b)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at December 31, 2017.
(c)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at December 31, 2017.
(d)	Structured reinsurance investment. At December 31, 2017, the value of these securities amounted to $63,223,184, or 1.4% of net assets.
(e)	Rate to be determined.
(f)	Consists of Revenue Bonds unless otherwise indicated.
(g)	This term loan will settle after December 31, 2017, at which time the interest rate will be determined.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2017, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$1,473,438,261	$–	$1,473,438,261
Collateralized Mortgage Obligations	–	985,322,366	–	985,322,366
Corporate Bonds
Insurance
Reinsurance	–	124,820,413	63,223,184	188,043,597
All Other Corporate Bonds	–	935,909,169	–	935,909,169
U.S. Government and Agency Obligations	–	304,802,482	–	304,802,482
Municipal Bond	–	432,393	–	432,393
Senior Secured Floating Rate Loan Interests	–	202,679,952	–	202,679,952
Certificates of Deposit	–	29,341,825	–	29,341,825
Commercial Papers	–	90,782,308	–	90,782,308
Repurchase Agreements	–	94,950,000	–	94,950,000
Total Investments in Securities	$–	$4,242,479,169	$63,223,184	$4,305,702,353

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Corporate Bonds
Balance as of 3/31/17	$50,894,901
Realized gain (loss)	2,018
Change in unrealized appreciation (depreciation)	(4,520,233)
Accrued discounts / premiums	(221,459)
Purchases	33,479,732
Sales	(16,411,775)
Transfers in to Level 3*	–
Transfers out of Level 3*	–
Balance as of 12/31/17	$63,223,184

*	Transfers are calculated on the beginning of period value. For nine months ended December 31, 2017, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 at December 31, 2017: $(4,085,764).

Pioneer Fundamental
Growth Fund

NQ | December 31, 2017

Ticker Symbols: Class A PIGFX Class C FUNCX Class K PFGKX Class R PFGRX Class Y FUNYX

Shares		Value
	UNAFFILIATED ISSUERS - 99.9%
	COMMON STOCKS - 99.2% of Net Assets
	CAPITAL GOODS - 7.6%
	Aerospace & Defense - 4.5%
995,955	Raytheon Co.	$187,090,147
747,771	United Technologies Corp.	95,393,146
		$282,483,293
	Building Products - 1.8%
2,592,205	Masco Corp.	$113,901,488
	Industrial Machinery - 1.3%
474,974	Stanley Black & Decker, Inc.	$80,598,338
	Total Capital Goods	$476,983,119
	CONSUMER SERVICES - 1.9%
	Restaurants - 1.9%
2,088,497	Starbucks Corp.	$119,942,383
	Total Consumer Services	$119,942,383
	DIVERSIFIED FINANCIALS - 5.5%
	Investment Banking & Brokerage - 2.4%
2,997,046	Charles Schwab Corp.	$153,958,253
	Specialized Finance - 3.1%
2,720,212	Intercontinental Exchange, Inc.	$191,938,159
	Total Diversified Financials	$345,896,412
	ENERGY - 1.5%
	Oil & Gas Exploration & Production - 1.5%
3,222,975	Cabot Oil & Gas Corp.	$92,177,085
	Total Energy	$92,177,085
	FOOD & STAPLES RETAILING - 1.9%
	Hypermarkets & Super Centers - 1.9%
1,233,789	Wal-Mart Stores, Inc.	$121,836,664
	Total Food & Staples Retailing	$121,836,664
	FOOD, BEVERAGE & TOBACCO - 4.8%
	Packaged Foods & Meats - 1.5%
853,021	Hershey Co.	$96,826,413
	Soft Drinks - 3.3%
1,721,002	PepsiCo, Inc.	$206,382,560
	Total Food, Beverage & Tobacco	$303,208,973
	HEALTH CARE EQUIPMENT & SERVICES - 4.3%
	Health Care Equipment - 2.5%
431,425(a)	Edwards Lifesciences Corp.	$48,625,912
1,345,235	Medtronic Plc	108,627,726
		$157,253,638
	Health Care Supplies - 1.8%
536,298	Cooper Cos., Inc.	$116,848,608
	Total Health Care Equipment & Services	$274,102,246
	HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
	Household Products - 1.8%
1,491,389	Colgate-Palmolive Co.	$112,525,300
	Total Household & Personal Products	$112,525,300
	INSURANCE - 2.9%
	Insurance Brokers - 2.9%
2,263,860	Marsh & McLennan Cos., Inc.	$184,255,565
	Total Insurance	$184,255,565
	MATERIALS - 3.3%
	Specialty Chemicals - 3.3%
982,812	Ecolab, Inc.	$131,873,714
524,380	International Flavors & Fragrances, Inc.	80,025,632
	Total Materials	$211,899,346
	MEDIA - 3.0%
	Movies & Entertainment - 3.0%
2,074,346	Time Warner, Inc.	$189,740,429
	Total Media	$189,740,429
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.9%
	Biotechnology - 4.1%
467,607(a)	Alexion Pharmaceuticals, Inc.	$55,921,121
1,915,524	Gilead Sciences, Inc.	137,228,140
406,619(a)	Vertex Pharmaceuticals, Inc.	60,935,923
		$254,085,184
	Life Sciences Tools & Services - 2.9%
968,861	Thermo Fisher Scientific, Inc.	$183,967,327
	Pharmaceuticals - 3.9%

454,271	Allergan Plc	$74,309,650
Shares		Value
	Pharmaceuticals - (continued)
1,236,456	Johnson & Johnson	$172,757,632
		$247,067,282
	Total Pharmaceuticals, Biotechnology & Life Sciences	$685,119,793
	RETAILING - 10.8%
	Apparel Retail - 2.9%
2,245,730	Ross Stores, Inc.	$180,219,833
	Automotive Retail - 1.9%
496,642(a)	O'Reilly Automotive, Inc.	$119,462,267
	Home Improvement Retail - 4.9%
1,636,380	Home Depot, Inc.	$310,143,101
	Specialty Stores - 1.1%
920,351	Tractor Supply Co.	$68,796,237
	Total Retailing	$678,621,438
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
	Semiconductors - 3.1%
760,648	Broadcom, Ltd.	$195,410,471
	Total Semiconductors & Semiconductor Equipment	$195,410,471
	SOFTWARE & SERVICES - 25.9%
	Application Software - 1.9%
668,146(a)	Adobe Systems, Inc.	$117,085,905
	Data Processing & Outsourced Services - 5.8%
1,686,933	Mastercard, Inc., Class A	$255,334,179
1,509,066(a)	PayPal Holdings, Inc.	111,097,439
		$366,431,618
	Internet Software & Services - 6.8%
408,017(a)	Alphabet, Inc., Class C	$426,948,989
	IT Consulting & Other Services - 4.0%
950,687	Accenture Plc, Class A	$145,540,673
1,511,900	Cognizant Technology Solutions Corp., Class A	107,375,138
		$252,915,811
	Systems Software - 7.4%
5,476,821	Microsoft Corp.	$468,487,268
	Total Software & Services	$1,631,869,591
	TECHNOLOGY HARDWARE & EQUIPMENT - 10.0%
	Computer Storage & Peripherals - 7.5%
2,797,921	Apple, Inc.	$473,492,171
	Electronic Components - 1.2%
825,059	Amphenol Corp., Class A	$72,440,180
	Technology Distributors - 1.3%
1,198,749	CDW Corp.	$83,301,068
	Total Technology Hardware & Equipment	$629,233,419
	TOTAL COMMON STOCKS
	(Cost $4,632,279,676)	$6,252,822,234
Principal
Amount
USD ($)
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.3% of Net Assets
24,779,000(b)	U.S. Treasury Bills, 1/18/18	$24,765,358
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $24,765,075)	$24,765,358
	TEMPORARY CASH INVESTMENTS - 0.4% of Net Assets
	REPURCHASE AGREEMENTS - 0.4%
14,075,000	$14,075,000 ScotiaBank, 1.37%, dated 12/29/17, plus
	accrued interest on 1/2/18 collateralized by the following:
	$14,344,922 Government National Mortgage Association,
	4.0%, 9/20/47,
	$13,764 Federal National Mortgage Association, 4.0%, 10/1/47	$14,075,000
4,245,000	$4,245,000 TD Securities USA LLC, 1.39%, dated 12/29/17, plus
	accrued interest on 1/2/18 collateralized by the following:
	$4,329,946 U.S. Treasury Notes, 2.125% - 2.25%, 12/31/23 - 2/29/24	4,245,000
4,245,000	$4,245,000 TD Securities USA LLC, 1.41%, dated 12/29/17, plus
	accrued interest on 1/2/18 collateralized by the following:
	$4,329,946 U.S. Treasury Notes, 2.125% - 2.25%, 12/31/23 - 2/29/24	4,245,000
		$22,565,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $22,565,000)	$22,565,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.9%
	(Cost $4,679,609,751)	$6,300,152,592
	OTHER ASSETS AND LIABILITIES - 0.1%	$4,779,225
	NET ASSETS - 100.0%	$6,304,931,817

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2017, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$6,252,822,234	$–	$–	$6,252,822,234
U.S. Government and Agency Obligation	–	24,765,358	–	24,765,358
Repurchase Agreements	–	22,565,000	–	22,565,000
Total Investments in Securities	$6,252,822,234	$47,330,358	$–	$6,300,152,592

During the nine months ended December 31, 2017, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust X

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date February 27, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M. Jones, President and Chief Executive Officer

Date February 27, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date February 27, 2018

* Print the name and title of each signing officer under his or her signature.